AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1997.

                                                                    File Nos.
                                                                    33-20313
                                                                    811-5479
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                      (X)

     Post-Effective Amendment No. 15

                                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  18

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                       700 CENTRAL AVENUE, P.O. BOX 33030,
                       ST. PETERSBURG, FLORIDA 33733-8030
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code:(813) 823-8712

                       BARABARA GREEN 700 CENTRAL AVENUE,
               P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 1997 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on May 1, 1997 pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on February 26, 1997.


                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                   Part A: Information Required in Prospectus
                        (For Templeton Money Market Fund)

                                N-1A Location in
Item No.     Item                                   Registration Statement

1.           Cover Page                             Cover Page

2.           Synopsis                               Not Applicable

3.           Condensed Financial Information        "Financial Highlights"

4.           General Description                    "Investment Objective and
                                                    Policies; Description of
                                                    Securities and
                                                    Investment Techniques"

5.           Management of the Fund                 "Management of Trust"

5A.          Management's Discussion of Fund        Contained in Registrant's
             Performance                            Annual Report to
                                                    Shareholders

6.           Capital Stock and Other Securities     "Dividends and
                                                    Distributions"; "Other
                                                    Information"

7.           Purchase of Securities Being Offered   "Purchase of Shares";
                                                    "Net Asset Value"

8.           Redemption or Repurchase               "Redemption of Shares"

9.           Pending Legal Proceedings              Not Applicable

                   Part A: Information Required in Prospectus
                    (For Templeton Bond Fund Class 1 Shares)

N-1A                                                Location in
Item No.     Item                                   Registration Statement

1.           Cover Page                             Cover Page

2.           Synopsis                               Not Applicable

3.           Condensed Financial Information        "Financial Highlights"

4.           General Description                    "Investment Objective and
                                                    Description of Securities
                                                    and Policies; Investment
                                                    Techniques"

5.           Management of the Fund                 "Management of Trust"

5A.          Management's Discussion of Fund        Contained in Registrant's
             Performance                            Annual Report to
                                                    Shareholders

6.           Capital Stock and Other Securities     "Dividends and
                                                    Distributions"; "Other
                                                    Information"

7.           Purchase of Securities Being Offered   "Purchase of Shares";
                                                    "Net Asset Value"

8.           Redemption or Repurchase               "Redemption of Shares"

9.           Pending Legal Proceedings              Not Applicable



                   Part A: Information Required in Prospectus
                (For Templeton International Fund Class 1 Shares)

N-1A                                                Location in
Item No.     Item                                   Registration Statement

1.           Cover Page                             Cover Page

2.           Synopsis                               Not Applicable

3.           Condensed Financial Information        "Financial Highlights"

4.           General Description                    "Investment Objective and
                                                    Policies; Description of
                                                    Securities and
                                                    Investment Techniques"

5.           Management of the Fund                 "Management of Trust"

5A.          Management's Discussion of Fund        Contained in Registrant's
             Performance                            Annual Report to
                                                    Shareholders

6.           Capital Stock and Other Securities     "Dividends and
                                                    Distributions"; "Other
                                                    Information"

7.           Purchase of Securities Being Offered   "Purchase of Shares";
                                                    "Net Asset Value"

8.           Redemption or Repurchase               "Redemption of Shares"

9.           Pending Legal Proceedings              Not Applicable


                   Part A: Information Required in Prospectus
              (For Templeton Asset Allocation Fund Class 1 Shares)

N-1A                                                Location in
Item No.     Item                                   Registration Statement

1.           Cover Page                             Cover Page

2.           Synopsis                               Not Applicable

3.           Condensed Financial Information        "Financial Highlights"

4.           General Description                    "Investment Objective and
                                                    Policies; Description of
                                                    Securities and
                                                    Investment Techniques"

5.           Management of the Fund                 "Management of Trust"

5A.          Management's Discussion of Fund        Contained in Registrant's
             Performance                            Annual Report to
                                                    Shareholders

6.           Capital Stock and Other Securities     "Dividends and
                                                    Distributions"; "Other
                                                    Information"

7.           Purchase of Securities Being Offered   "Purchase of Shares";
                                                    "Net Asset Value"

8.           Redemption or Repurchase               "Redemption of Shares"

9.           Pending Legal Proceedings               Not Applicable

                   Part A: Information Required in Prospectus
                    (For Templeton Stock Fund Class 1 Shares)

N-1A                                                Location in
Item No.     Item                                   Registration Statement

1.           Cover Page                             Cover Page

2.           Synopsis                               Not Applicable

3.           Condensed Financial Information        "Financial Highlights"

4.           General Description                    "Investment Objective and
                                                    Policies; Description of
                                                    Securities and
                                                    Investment Techniques"

5.           Management of the Fund                 "Management of Trust"

5A.          Management's Discussion of Fund        Contained in Registrant's
                                                    Annual Report to
                                                    Shareholders


6.           Capital Stock and Other Securities     "Dividends and
                                                    Distributions"; "Other
                                                    Information"

7.           Purchase of Securities Being Offered   "Purchase of Shares"; "Net
                                                    Asset Value"

8.           Redemption or Repurchase               "Redemption of Shares"

9.           Pending Legal Proceedings              Not Applicable

                   Part A: Information Required in Prospectus
             (For Templeton Developing Markets Fund Class 1 Shares)

N-1A                                                Location in
Item No.     Item                                   Registration Statement

1.           Cover Page                             Cover Page

2.           Synopsis                               Not Applicable

3.           Condensed Financial Information        "Financial Highlights"

4.           General Description                    "Investment Objective and
                                                    Policies; Description of
                                                    Securities and
                                                    Investment Techniques"

5.           Management of the Fund                 "Management of Trust"

5A.          Management's Discussion of Fund        Contained in Registrant's
                                                    Annual Report to
                                                    Shareholders


6.           Capital Stock and Other Securities     "Dividends and
                                                    Distributions"; "Other
                                                    Information"

7.           Purchase of Securities Being Offered   "Purchase of Shares"; "Net
                                                    Asset Value"

8.           Redemption or Repurchase               "Redemption of Shares"

9.           Pending Legal Proceedings              Not Applicable


                   Part A: Information Required in Prospectus
              (For Franklin Growth Investments Fund Class 1 Shares)

N-1A                                               Location in
Item No.     Item                                  Registration Statement

1.           Cover Page                            Cover Page

2.           Synopsis                              Not Applicable

3.           Condensed Financial Information       "Financial Highlights"

4.           General Description                   "Investment Objective and
                                                   Policies; Description of
                                                   Securities and
                                                   Investment Techniques"

5.           Management of the Fund                "Management of Trust"

5A.          Management's Discussion of Fund       Contained in Registrant's
             Performance                           Annual Report to
                                                   Shareholders

6.           Capital Stock and Other Securities    "Dividends and
                                                   Distributions"; "Other
                                                   Information"

7.           Purchase of Securities Being Offered  "Purchase of Shares";
                                                   "Net Asset Value"

8.           Redemption or Repurchase              "Redemption of Shares"

9.           Pending Legal Proceedings             Not Applicable


                   Part A: Information Required in Prospectus
             (For Mutual Discovery Investments Fund Class 1 Shares)

N-1A                                               Location in
Item No.    Item                                   Registration Statement

1.          Cover Page                             Cover Page

2.          Synopsis                               Not Applicable

3.          Condensed Financial Information        "Financial Highlights"

4.          General Description                    "Investment Objective and
                                                   Policies; Description of
                                                   Securities and
                                                   Investment Techniques"

5.          Management of the Fund                 "Management of Trust"

5A.         Management's Discussion of Fund        Contained in Registrant's
            Performance                            Annual Report to Shareholders


6.          Capital Stock and Other Securities     "Dividends and
                                                   Distributions"; "Other
                                                   Information"

7.          Purchase of Securities Being Offered  "Purchase of Shares";
                                                  "Net Asset Value"

8.          Redemption or Repurchase              "Redemption of Shares"

9.          Pending Legal Proceedings             Not Applicable

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

                   Part A: Information Required in Prospectus
               (For Mutual Shares Investments Fund Class 1 Shares)

N-1A                                              Location in
Item No.    Item                                  Registration Statement

1.          Cover Page                            Cover Page

2.          Synopsis                              Not Applicable

3.          Condensed Financial Information       "Financial Highlights"

4.          General Description                   "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.          Management of the Fund                "Management of Trust"

5A.         Management's Discussion of Fund       Contained in Registrant's
            Performance                           Annual Report to Shareholders

6.          Capital Stock and Other Securities    "Dividends and Distributions";
                                                  "Other Information"

7.          Purchase of Securities Being Offered  "Purchase of Shares";
                                                  "Net Asset Value"

8.          Redemption or Repurchase              "Redemption of Shares"

9.          Pending Legal Proceedings             Not Applicable








                   Part A: Information Required in Prospectus
                    (For Templeton Bond Fund Class 2 Shares)

N-1A                                              Location in
Item No.    Item                                  Registration Statement

1.          Cover Page                            Cover Page

2.          Synopsis                              Not Applicable

3.          Condensed Financial Information       "Financial Highlights"

4.          General Description                   "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.          Management of the Fund                "Management of Trust"

5A.         Management's Discussion of Fund       Contained in Registrant's
            Performance                           Annual Report to Shareholders

6.          Capital Stock and Other Securities   "Dividends and Distributions";
                                                 "Other Information"

7.          Purchase of Securities Being Offered  "Purchase of Shares";
                                                  "Net Asset Value"

8.          Redemption or Repurchase              "Redemption of Shares"

9.          Pending Legal Proceedings             Not Applicable



                   Part A: Information Required in Prospectus
                (For Templeton International Fund Class 2 Shares)

N-1A                                              Location in
Item No.    Item                                  Registration Statement

1.          Cover Page                            Cover Page

2.          Synopsis                              Not Applicable

3.          Condensed Financial Information       "Financial Highlights"

4.          General Description                   "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.          Management of the Fund                "Management of Trust"

5A.         Management's Discussion of Fund       Contained in Registrant's
            Performance                           Annual Report to Shareholders

6.          Capital Stock and Other Securities    "Dividends and
                                                  Distributions"; "Other
                                                  Information"

7.          Purchase of Securities Being Offered  "Purchase of Shares";
                                                  "Net Asset Value"

8.          Redemption or Repurchase              "Redemption of Shares"

9.          Pending Legal Proceedings             Not Applicable


                   Part A: Information Required in Prospectus
              (For Templeton Asset Allocation Fund Class 2 Shares)

N-1A                                                         Location in
Item No.     Item                                 Registration Statement

1.           Cover Page                           Cover Page

2.           Synopsis                             Not Applicable

3.           Condensed Financial Information      "Financial Highlights"

4.           General Description                  "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.           Management of the Fund               "Management of Trust"

5A.          Management's Discussion of Fund      Contained in Registrant's
             Performance                          Annual Report to Shareholders

6.           Capital Stock and Other Securities   "Dividends and
                                                  Distributions"; "Other
                                                  Information"

7.           Purchase of Securities Being Offered "Purchase of Shares"; "Net
                                                  Asset Value"

8.           Redemption or Repurchase             "Redemption of Shares"

9.           Pending Legal Proceedings            Not Applicable

                      Part A: Information red in Prospectus
                      (For Templeton Stocd Class 2 Shares)

N-1A                                              Location in
Item No.     Item                                 Registration Statement

1.           Cover Page                           Cover Page

2.           Synopsis                             Not Applicable

3.           Condensed Financial Information      "Financial Highlights"

4.           General Description                  "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.           Management of the Fund               "Management of Trust"

5A.          Management's Discussion of Fund      Contained in Registrant's
             Performance                          Annual Report to Shareholders

6.           Capital Stock and Other Securities   "Dividends and
                                                  Distributions"; "Other
                                                  Information"

7.           Purchase of Securities Being Offered "Purchase of Shares"; "Net
                                                  Asset Value"

8.           Redemption or Repurchase             "Redemption of Shares"

9.           Pending Legal Proceedings            Not Applicable

                   Part A: Information Required in Prospectus
             (For Templeton Developing Markets Fund Class 2 Shares)

N-1A                                              Location in
Item No.     Item                                 Registration Statement

1.           Cover Page                           Cover Page

2.           Synopsis                             Not Applicable

3.           Condensed Financial Information      "Financial Highlights"

4.           General Description                  "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.           Management of the Fund               "Management of Trust"

5A.          Management's Discussion of Fund      Contained in Registrant's
             Performance                          Annual Report to Shareholders

6.           Capital Stock and Other Securities   "Dividends and
                                                  Distributions"; "Other
                                                  Information"

7.           Purchase of Securities Being Offered "Purchase of Shares"; "Net
                                                  Asset Value"

8.           Redemption or Repurchase             "Redemption of Shares"

9.           Pending Legal Proceedings            Not Applicable


                   Part A: Information Required in Prospectus
              (For Franklin Growth Investments Fund Class 2 Shares)

N-1A                                              Location in
Item No.     Item                                 Registration Statement

1.           Cover Page                           Cover Page

2.           Synopsis                             Not Applicable

3.           Condensed Financial Information      "Financial Highlights"

4.           General Description                  "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.           Management of the Fund               "Management of Trust"

5A.          Management's Discussion of Fund      Contained in Registrant's
             Performance                          Annual Report to Shareholders

6.           Capital Stock and Other Securities   "Dividends and
                                                  Distributions"; "Other
                                                  Information"

7.           Purchase of Securities Being Offered "Purchase of Shares"; "Net
                                                  Asset Value"

8.           Redemption or Repurchase             "Redemption of Shares"

9.           Pending Legal Proceedings            Not Applicable


                   Part A: Information Required in Prospectus
             (For Mutual Discovery Investments Fund Class 2 Shares)

N-1A                                              Location in
Item No.     Item                                 Registration Statement

1.           Cover Page                           Cover Page

2.           Synopsis                             Not Applicable

3.           Condensed Financial Information      "Financial Highlights"

4.           General Description                  "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.           Management of the Fund               "Management of Trust"

5A.          Management's Discussion of Fund      Contained in Registrant's
             Performance                          Annual Report to Shareholders

6.           Capital Stock and Other Securities   "Dividends and
                                                  Distributions"; "Other
                                                  Information"

7.           Purchase of Securities Being Offered "Purchase of Shares"; "Net
                                                  Asset Value"

8.           Redemption or Repurchase             "Redemption of Shares"

9.           Pending Legal Proceedings            Not Applicable

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

                   Part A: Information Required in Prospectus
               (For Mutual Shares Investments Fund Class 2 Shares)

N-1A                                              Location in
Item No.     Item                                 Registration Statement

1.           Cover Page                           Cover Page

2.           Synopsis                             Not Applicable

3.           Condensed Financial Information      "Financial Highlights"

4.           General Description                  "Investment Objective and
                                                  Policies; Description of
                                                  Securities and
                                                  Investment Techniques"

5.           Management of the Fund               "Management of Trust"

5A.          Management's Discussion of Fund      Contained in Registrant's
             Performance                          Annual Report to Shareholder

6.           Capital Stock and Other Securities   "Dividends and
                                                  Distributions"; "Other
                                                  Information"

7.           Purchase of Securities Being Offered "Purchase of Shares"; "Net
                                                  Asset Value"

8.           Redemption or Repurchase             "Redemption of Shares"

9.           Pending Legal Proceedings            Not Applicable





                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         Part B: Information Required in
                       Statement of Additional Information
                                (For All Series)

N-1A                               Location in
Item No. Item                Registration Statement

10.         Cover Page                           Cover Page

11.         Table of Contents                    Table of Contents

12.         General Information and History      "General Information and
                                                 History"

13.         Fund Investment Objectives and       "Investment Objectives and
            Policies                             Policies"

14.         Management of the Fund               "Management of the Trust"

15.         Control Persons and Principal        "Principal Shareholders"
            Holders of Securities

16.         Investment Advisory and Other        "Investment Management and
            Services                             Other Services"








17.        Brokerage Allocation                 "Brokerage Allocation"

18.        Capital Stock and Other Securities   "Description of Shares"; "Other
                                                Information" in the Prospectus)

19.        Purchase, Redemption and Pricing     "Purchase and Redemption of
           of Securities Being Offered          Shares"; "Net Asset Value" in
                                                the Prospectus)

20.        Tax Status                           "Tax Status"

21.        Underwriters                         Purchase of Shares (Prospectus)

22.        Calculation of Performance Data      "Yield and Performance
                                                Information"

23.        Financial Statements                 Financial Statements








[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
TEMPLETON MONEY MARKET FUND

-------------------------------------------------------------------------------
This Prospectus offers shares of Templeton Money Market Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Separate Accounts invest in shares of the Fund in accordance with allocation instructions received from owners of the Contracts. Such allocation rights are described further in the accompanying prospectus for the Separate Accounts. Certain series and classes of the Trust are not available as an investment vehicle for all Contracts. A purchaser of a Contract should refer to the Separate Account prospectus for his or her Contract for information as to which series and classes of the Trust are available for investment. For more information about the Fund's multiclass structure, see "Other Information-- Capitalization and Voting Rights," in this Prospectus.

AN INVESTMENT IN TEMPLETON MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

A statement of additional information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge up[on request to the trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
PAGE
---------------------
FINANCIAL HIGHLIGHTS..................... T-2
INVESTMENT OBJECTIVE AND POLICIES........ T-3
DESCRIPTION OF SECURITIES AND
INVESTMENT TECHNIQUES.................... T-4
PURCHASE OF SHARES....................... T-5
NET ASSET VALUE.......................... T-6
REDEMPTION OF SHARES..................... T-6
EXCHANGES................................ T-6
MANAGEMENT OF THE TRUST.................. T-6
DIVIDENDS AND DISTRIBUTIONS.............. T-7
FEDERAL INCOME TAX STATUS................ T-7
OTHER INFORMATION........................ T-8
--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                             FINANCIAL HIGHLIGHTS

           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the last five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1996. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                YEAR ENDED DECEMBER 31,

----------------------------------------------------------------------------
                           1996     1995     1994     1993     1992 1991     1990     1989   1988*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE (for a
 share outstanding
 throughout the year)
NET ASSET VALUE,
 BEGINNING
 OF YEAR................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00  $  1.00  $ 1.00  $1.00
---------------------------------------------------------------------------------------------------------
Net investment income...      .05      .05      .03      .02      .03     .05      .07     .08    .02
---------------------------------------------------------------------------------------------------------
Dividends from net
 investment income......     (.05)    (.05)    (.03)    (.02)    (.03)   (.05)    (.07)   (.08)  (.02)
---------------------------------------------------------------------------------------------------------
Change in net asset
 value for the year.....       --       --       --       --       --       --       --      --     --
                          -------  -------  -------  -------  -------    -------  -------  ------  -----
NET ASSET VALUE, END
 OF YEAR................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00  $  1.00  $ 1.00  $1.00
---------------------------------------------------------------------------------------------------------
TOTAL RETURN+...........     4.99%    5.35%    3.48%    2.41%    3.10%   5.59%    7.51%   8.13%  1.95%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (000)..................  $14,086  $20,723  $33,090  $16,992  $21,454   $22,046  $17,982  $5,984  $ 679
Ratio of expenses to
 average net assets.....      .55%     .63%     .71%     .75%     .69%   .70%     .84%   1.82% 12.95%**
Ratio of expenses, net
 of reimbursement, to
 average net assets.....      .55%     .63%     .71%     .75%     .69%   .70%     .84%   1.00%  1.50%**
Ratio of net investment
 income to average net
 assets.................     4.86%    5.29%    3.56%    2.38%    3.02%  5.28%    7.19%   7.79%  5.83%
---------------------------------------------------------------------------------------------------------

* Period from August 31, 1988 (commencement of operations) to December 31,
  1988.
** Annualized.
+ Total return figures do not include charges applied under the contracts.
  Inclusion of such charges would reduce the total return figures for all periods shown.

                                      T-2


                       INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is current income, stability of principal, and liquidity, which it seeks to achieve by investing in money market instruments with maturities not exceeding 397 days, consisting primarily of short term U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, commercial paper, and repurchase agreements with banks or broker-dealers with respect to these securities. As a fundamental policy, the Fund invests at least 80% of its total assets in these securities. There can be no assurance that the investment objective of the Fund will be attained.

The Fund intends to use its best efforts to maintain its net asset value at $1.00 per Share, although there can be no assurance that this will be achieved. The Fund values all of its portfolio securities using the amortized cost method, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of discount or amortization of premium. See "Purchase, Redemption and Pricing of Shares" in the SAI for a description of certain conditions and procedures followed by the Fund in connection with amortized cost valuation. Certain of those conditions and procedures are summarized below.

In accordance with Rule 2a-7, the Fund is required to (i) maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) purchase only instruments having remaining maturities of 397 days or less; and (iii) invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization, subject to ratification of the investment by the Board of Trustees). If a security is unrated, it must be of comparable quality as determined in accordance with procedures established by the Board of Trustees, including approval or ratification of the security by the Board except in the case of U.S. Government securities.

In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Fund may invest in U.S. Government securities or repurchase agreements that are fully collateralized by U.S. Government securities without any such limitation, and
(ii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000.

Commercial paper must be issued by domestic corporations or foreign corporations affiliated with domestic corporations and must meet the quality standards described under "Description of Securities and Investment Techniques." The Fund may also enter into repurchase agreements, invest in short term corporate debt obligations, purchase securities on a "when-issued" basis, lend its portfolio securities, and borrow money for emergency purposes. The Fund will not invest more than 10% of its assets in time deposits maturing in more than seven days which do not have secondary trading markets and which are subject to early withdrawal penalties. See "Description of Securities and Investment Techniques."

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the SAI. Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objectives and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and also in the SAI.

                                      T-3


              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in bankers' acceptances, which are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Under federal securities laws, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 5% of its total assets for temporary or emergency purposes. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with

                                      T-4


respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. It should be noted that in connection with the lending of its portfolio securities, the Fund is exposed to the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. In determining whether to lend securities, the Investment Manager will consider all relevant facts and circumstances including the creditworthiness of the borrower.

In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

EURODOLLAR AND YANKEE OBLIGATIONS

The Fund may invest in dollar-denominated obligations of foreign branches of domestic banks ("Eurodollar obligations") and dollar-denominated obligations of domestic branches of foreign banks ("Yankee obligations"). These investments may involve risks that are different in some respects from investments in obligations of domestic branches of domestic banks. Such investment risks may include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the Eurodollar and Yankee obligations held by the Fund, possible seizure or nationalization, and the possible establishment of exchange controls or the adoption of other foreign government laws and restrictions applicable to the payment of Eurodollar and Yankee obligations which might adversely affect the payment of principal and interest.

                               PURCHASE OF SHARES

Shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts

                                      T-5


investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Fund uses the amortized cost method to determine the value of its portfolio securities. This method involves valuing a security at cost and then assuming a constant accretion of discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The Fund intends to use its best efforts to maintain its net asset value at $1.00 per Share, although there can be no assurance that this will be achieved. See "Purchase, Redemption and Pricing of Shares" in the SAI for a description of certain conditions and procedures followed by the Fund in connection with amortized cost valuation.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

The Investment Manager of the Fund is Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc. TICI is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for

                                      T-6


other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES

For the fiscal year ended December 31, 1996, the Fund paid 0.35% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were .55% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund's net investment income (consisting principally of interest accrued or discount earned less amortization of premium and expenses) is declared as a dividend daily, including weekends and holidays, immediately prior to the determination of net asset value, and is paid monthly. Any distributions made by the Fund will be automatically reinvested in additional Shares of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).


                                      T-7


Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S.Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of

                                      T-8


any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Account will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

The Fund may include its yield and effective yield and total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Fund will not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers its Shares.

The Fund calculates current yield by annualizing the dividend for the most recent seven-day period and dividing by the net asset value on the last day of the period for which yield is presented. The Fund's effective yield is calculated similarly but assumes that income earned from the investment is reinvested. The Fund's effective yield will be slightly higher than its yield because of the compounding effect of this assumed reinvestment. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Quotations of yield or total return for the Fund will not take into account charges and deductions against any Separate Account to which the Fund's Shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account. For a description of the methods used to determine total return for the Fund, see "Performance Information" in the SAI.

The investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.


                                      T-9


STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-10






[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND                 PROSPECTUS--MAY 1, 1997
TEMPLETON BOND FUND
CLASS 1 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 1 shares of Templeton Bond Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 1 shares and is for use with Contacts that make Class 1 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A statement of additional information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

--------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
FINANCIAL HIGHLIGHTS.....................  T-2
INVESTMENT OBJECTIVE AND POLICIES........  T-3
DESCRIPTION OF SECURITIES AND
INVESTMENT TECHNIQUES....................  T-3
RISK FACTORS.............................  T-7
PURCHASE OF SHARES....................... T-10
NET ASSET VALUE.......................... T-10
REDEMPTION OF SHARES..................... T-10
EXCHANGES................................ T-11
MANAGEMENT OF THE TRUST.................. T-11
DIVIDENDS AND DISTRIBUTIONS.............. T-12
FEDERAL INCOME TAX STATUS................ T-12
OTHER INFORMATION........................ T-13
--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                             FINANCIAL HIGHLIGHTS

           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the last five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1996. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                YEAR ENDED DECEMBER 31,

------------------------------------------------------------------------------
                           1996     1995     1994      1993     1992   1991    1990    1989   1988*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE (for a
 share outstanding
 throughout the year)
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 11.88  $ 10.86  $ 12.15   $ 10.91  $ 10.99   $10.35  $10.32  $10.19  $10.00
---------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income..      .85      .80      .71       .60      .58      .61     .60     .83     .20
 Net realized and
  unrealized gain
  (loss)................      .14      .76    (1.28)      .65      .03     1.02     .05    (.07)   (.01)
                          -------  -------  -------   -------  -------     ------  ------  ------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........      .99     1.56     (.57)     1.25      .61     1.63     .65     .76     .19
---------------------------------------------------------------------------------------------------------
Distributions:
 Dividends from net
  investment income.....    (1.24)    (.54)    (.55)    (.005)    (.57)   (.64)   (.62)   (.63)    --
 Distributions from net
  realized gains........      --       --      (.17)    (.005)    (.12)   (.35)    --      --      --
                          -------  -------  -------   -------  -------   ------  ------  ------  ------
  TOTAL DISTRIBUTIONS...    (1.24)    (.54)    (.72)     (.01)    (.69)   (.99)   (.62)   (.63)    --
---------------------------------------------------------------------------------------------------------
Change in net asset
 value..................     (.25)    1.02    (1.29)     1.24     (.08)    .64     .03     .13     .19
                          -------  -------  -------   -------  -------    ------  ------  ------  ------
NET ASSET VALUE, END OF
 YEAR...................  $ 11.63  $ 11.88  $ 10.86   $ 12.15  $ 10.91  $10.99  $10.35  $10.32  $10.19
---------------------------------------------------------------------------------------------------------
TOTAL RETURN+...........     9.45%   14.92%   (4.88)%   11.46%    5.53%  15.86%   6.33%   7.65%   1.90%
RATIOS/SUPPLEMENTAL DATA
Net assets end of year
 (000)..................  $34,046  $32,910  $29,343   $29,347  $15,674   $8,142  $4,076  $2,349    $254
Ratio of expenses to
 average net assets.....      .68%     .78%     .90%      .83%    1.00%   1.06%   1.56%   3.67%  15.44%**
Ratio of expenses, net
 of reimbursement, to
 average net assets.....      .68%     .78%     .90%      .83%    1.00%   1.00%   1.00%   1.00%   1.50%**
Ratio of net investment
 income to average net
 assets.................     7.35%    7.14%    6.80%     6.50%    6.93%   7.63%   7.65%   8.12%   5.94%**
Portfolio turnover rate.   141.19%  188.11%  203.91%   170.33%  147.77%  551.45% 107.58%  48.87%    --
---------------------------------------------------------------------------------------------------------

*  Period from August 31, 1988 (commencement of operations) to December 31,
   1988.
** Annualized.
+ Total return figures do not include charges applied under the contracts. Inclusion of such charges would reduce the total return figures for all periods shown.

                       INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is high current income. The Fund seeks to achieve its objective through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world, and in debt securities which are convertible into common stock of such companies. In pursuit of its investment objective, the Fund will invest at least 65% of its assets in bonds and debentures of such issuers. The Fund may invest in debt securities rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") and securities which are unrated by any rating agency. See "Risk Factors" and the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. The Fund and its investment manager, Templeton Global Bond Managers ("TGBM" or the "Investment Manager"), a division of Templeton Investment Counsel, Inc. ("TICI"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

The average maturity of debt securities in the Fund's portfolio will fluctuate depending upon TGBM's judgment as to future interest rate changes.

Debt securities in which the Fund may also invest include various corporate debt obligations, structured investments, commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to these securities.

The Fund may also buy and sell financial futures contracts, bond index futures contracts, and foreign currency futures contracts. The Fund may purchase and sell any of these futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. In addition, the Fund may invest in forward foreign currency exchange contracts, options on foreign currencies, depositary receipts, "when-issued" securities and collateralized mortgage obligations, lend its portfolio securities, and borrow money for investment purposes (i.e., "leverage" its portfolio). These investment techniques are discussed under "Description of Securities and Investment Techniques."

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the Statement of Additional Information. Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.


Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in the securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates are securities representing part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs, which are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in bankers' acceptances, which are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default.

Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Fund's Investment Manager to determine that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Risk Factors" in the SAI. For a description of debt securities ratings, see the Appendix to the SAI.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts and foreign currency futures contracts. Also, for hedging purposes only, the Fund may purchase and sell bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated is an important factor in the Fund's overall performance. The Investment Manager intends to manage the Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, the Investment Manager, may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Manager's hedging strategies will be successful.

The Fund's annual portfolio turnover rates for the fiscal years ended December 31, 1995 and December 31, 1996 were 188.11% and 141.19%, respectively. The high portfolio turnover rate was due to bond maturities and rebalancing the portfolio to keep interest rate risk and country allocations as desired levels. Higher portfolio turnover may increase the Fund's transaction costs.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

Asset Composition Table. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. The table below shows the percentage of the Fund's assets invested in debt securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by the Investment Manager to be of comparable credit quality. The information was prepared based on a 12 month dollar weighted average of the portfolio compositions in the fiscal year ended December 31, 1996. The Appendix to the SAI includes a description of each rating category.

           S&P

        AAA............................................................. 78.45%
        AA+.............................................................  5.50%*
        A+..............................................................  4.56%*
        A...............................................................  0.38%
        A-..............................................................  1.20%
        BBB.............................................................  0.62%
        BBB-............................................................  0.87%*
        BB..............................................................  5.06%*
        BB-.............................................................  3.36%

  *Figures include securities, which are unrated by S&P, as follows:

        AA+.............................................................  2.05%
        A+..............................................................  0.27%
        BBB-............................................................  0.87%
        BB..............................................................  1.56%

It should be noted that the above ratings are not necessarily indicative of ratings of bonds at the time of purchase.


Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 1 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an insurance company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 1 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 1 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc. TICI is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The lead portfolio manager of the Fund since 1993 is Thomas Latta, Vice President of TGBM. Mr. Latta joined the Templeton organization in 1991. He is the senior portfolio manager for developed markets fixed income and has research responsibilities for the core European markets. Mr. Latta is also responsible for internal fixed income systems development. Mr. Latta began working in the securities industry in 1981. His experience includes seven years with Merrill Lynch where he was part of an investment team to the Saudi Arabian Monetary Authority in Riyadh, Saudi Arabia. While at Merrill Lynch, Mr. Latta also acted as an advisor to investment managers concerning the modeling and application of interest rate strategies in fixed income portfolios. Mr. Latta attended the University of Missouri and New York University. Cindy New and Neil Devlin exercise secondary portfolio management responsibilities with respect to the Fund. Mr. Devlin, Executive Vice President of the Investment Manager, joined the Templeton organization in 1987 and has managed the Fund since May 1996. Prior to that time, he was a portfolio manager and bond analyst with Constitutional Capital Management of Boston, where he managed a portion of the Bank of New England's pension money, a number of trust and corporate pension accounts, and began and managed a mortgage-backed securities fund for the Bank. Before that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Devlin holds a BA from Brandeis University. Ms. New an analyst with the Investment Manager, joined the Templeton organization in 1993 and has managed the Fund since May 1996. Prior to that time, she was an auditor with the accounting firm of Deloitte and Touche. Ms. New maintains emerging markets research responsibilities for Africa, Developing Europe and the Middle East. Ms. New holds a masters in business administration degree from the University of Central Florida and a bachelor of science degree in accounting from the University of Florida.

MANAGEMENT FEES

For the fiscal year ended December 31, 1996, the Fund paid 0.50% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.


During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were 0.68% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each Share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Account, as Shareholder of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an insurance company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the separate account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)








[LOGO OF FRANKLIN TEMPLETON APPEAR HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
TEMPLETON INTERNATIONAL FUND

CLASS 1 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 1 shares of Templeton International Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 1 shares and is for use with Contacts that make Class 1 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.



--------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
FINANCIAL HIGHLIGHTS..................... T-2
INVESTMENT OBJECTIVE AND POLICIES........ T-2
DESCRIPTION OF SECURITIES AND INVESTMENT
TECHNIQUES............................... T-3
RISK FACTORS............................. T-6
PURCHASE OF SHARES....................... T-8
NET ASSET VALUE.......................... T-9
REDEMPTION OF SHARES....................  T-9
EXCHANGES...............................  T-9
MANAGEMENT OF THE TRUST.................  T-9
DIVIDENDS AND DISTRIBUTIONS............. T-11
FEDERAL INCOME TAX STATUS............... T-11
OTHER INFORMATION....................... T-12
--------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                             FINANCIAL HIGHLIGHTS

           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the last five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1996. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                            YEAR ENDED DECEMBER 31,

                                 1996      1995      1994      1993    1992*
--------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE
 (for a share outstanding
 throughout the year)
NET ASSET VALUE, BEGINNING OF
 YEAR........................  $  15.13  $  13.22  $  13.83   $  9.39  $10.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income.......       .43       .23       .12       .10     .06
 Net realized and unrealized
  gain (loss)................      3.15      1.83      (.42)     4.34    (.67)
                               --------  --------  --------   -------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS................      3.58      2.06      (.30)     4.44    (.61)
--------------------------------------------------------------------------------
Distributions:
 Dividends from net invest-
  ment income................      (.24)     (.10)     (.08)      --      --
 Distributions from net real-
  ized gains.................      (.07)     (.05)     (.23)      --      --
                               --------  --------  --------   -------  ------
  TOTAL DISTRIBUTIONS........      (.31)     (.15)     (.31)      --      --
--------------------------------------------------------------------------------
Change in net asset value....      3.27      1.91      (.61)     4.44    (.61)
                               --------  --------  --------   -------  ------
NET ASSET VALUE, END OF YEAR.  $  18.40  $  15.13  $  13.22   $ 13.83  $ 9.39
--------------------------------------------------------------------------------
TOTAL RETURN+................     24.04%    15.78%    (2.22)%   47.28%  (6.10)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (000).......................  $682,984  $353,141  $150,090   $43,877  $7,050
Ratio of expenses to average
 net assets..................       .65%      .71%      .83%      .95%  1.40%**
Ratio of expenses, net of
 reimbursement, to average
 net assets..................       .65%      .71%      .83%      .95%  1.00%**
Ratio of net investment
 income to average net
 assets......................      3.23%     2.36%     1.89%     1.62%  1.76%**
Portfolio turnover rate......      9.46%     5.19%     6.32%    15.65%  4.50%
Average commission rate paid
 (per share).................  $   .004
--------------------------------------------------------------------------------

* Period from May 1, 1992 (commencement of operations) to December 31, 1992. ** Annualized.
+ Total return figures do not include charges applied under the Contracts. Inclusion of such charges would reduce the total return figures for all periods shown.

                       INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. In pursuit of its investment objective, the Fund will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. Any income realized will be incidental. Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are unrated by any rating agency. See the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Risk Factors," below.

The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

                                      T-2


For temporary defensive purposes, the Fund may invest without limit in commercial paper, certificates of deposit, bank time deposits in the currency of any nation, bankers' acceptances, U.S. Government securities, corporate debt obligations, and repurchase agreements with respect to these securities. The Fund may also enter into firm commitment agreements, purchase securities on a "when-issued" basis, invest in restricted securities, such as private placements, lend its portfolio securities and borrow money for investment purposes. See "Description of Securities and Investment Techniques."

The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. See "Description of Securities and Investment Techniques."

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the Statement of Additional Information.

Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in the various securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in bankers' acceptances, which are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund may hold cash and time deposits with banks in the currency of any major nation.

                                      T-3


COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. As a fundamental policy, the Fund will invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Fund's Investment Manager to determine that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Risk Factors" in the SAI. For a description of debt securities ratings, see the Appendix to the SAI.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset

                                      T-4


coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

                                      T-5


In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts and foreign currency futures contracts. Also, for hedging purposes only, the Fund may purchase and sell stock index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will also affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Managers will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies -- Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies.

                                      T-6


Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies -- Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund may invest in companies with relatively small revenues and limited product lines. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's.

                                      T-7


High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

Successful use of futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract is based and movements in the securities in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 1 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the insurance company Separate Account for more information on the purchase of the Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 1 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                      T-8


                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 1 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc., is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

                                      T-9


PORTFOLIO MANAGEMENT

The lead portfolio manager for the Fund since July 1996 is Peter Nori. Mr. Nori, Vice President of TICI, completed Franklin's management training program before moving into portfolio research in 1990 as an equity analyst and co- portfolio manager of the Franklin Convertible Securities Fund. He has exercised secondary portfolio management responsibilities for the Fund since 1995. Mr. Nori's current responsibilities include covering the data processing/software, textile and apparel stocks, steel stocks and country coverage of Austria. He holds a B.A. degree in Finance and an M.B.A. with an emphasis in finance from the University of San Francisco and is a Chartered Financial Analyst. Gary Motyl and Stephen Oler exercise secondary portfolio management responsibilities. Mr. Motyl, Executive Vice President and Director of TICI, has been a security analyst and portfolio manager with TICI since 1981. His research responsibilities include the global automobile industry and country coverage of Germany. Prior to joining the Templeton organization, Mr. Motyl worked from 1974 to 1979 as a security analyst with Standard & Poor's Corporation, and from 1979 to 1981 was a research analyst and portfolio manager with Landmark First National Bank. Mr. Motyl holds a B.S. degree in Finance from Lehigh University and an M.B.A. from Pace University and is a Chartered Financial Analyst. Mr. Oler, Vice President of TICI, is a portfolio manager and research analyst whose research responsibilities include industry coverage of the global non-life insurance industry and country coverage of Mexico and Greece. Before joining the Templeton organization in 1996, Mr. Oler was a senior vice president at Baring Asset Management, where he was responsible for Latin American portfolio management and research. During his 11-year stay at Barings, he followed European equities from the London office, then moved in 1989 to the Boston office where he followed Canadian equities. Beginning in 1993 he devoted his full time to following Latin stocks. Mr. Oler received a master of philosophy degree in international relations from King's College, Cambridge University, and a B.A. degree with honors from the University of Pennsylvania in American history. He is a Chartered Financial Analyst.

MANAGEMENT FEES

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion.

For the fiscal year ended December 31, 1996, the Fund paid 0.47% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were 0.65% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                                      T-10


                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                                     T-11


                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities laws.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

                                      T-12


PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-13





                      [THIS PAGE INTENTIONALLY LEFT BLANK]









[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND                 PROSPECTUS--MAY 1, 1997
TEMPLETON ASSET ALLOCATION FUND
CLASS 1 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 1 shares of Templeton Asset Allocation Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 1 shares and is for use with Contacts that make Class 1 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A statement of additional information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

--------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
FINANCIAL HIGHLIGHTS.....................  T-2
INVESTMENT OBJECTIVE AND POLICIES........  T-3
DESCRIPTION OF SECURITIES AND
INVESTMENT TECHNIQUES....................  T-3
RISK FACTORS.............................  T-7
PURCHASE OF SHARES.......................  T-9
NET ASSET VALUE.......................... T-10
REDEMPTION OF SHARES..................... T-10
EXCHANGES................................ T-10
MANAGEMENT OF THE TRUST.................. T-11
DIVIDENDS AND DISTRIBUTIONS.............. T-12
FEDERAL INCOME TAX STATUS................ T-12
OTHER INFORMATION........................ T-13
--------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                             FINANCIAL HIGHLIGHTS

           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the last five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1996. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                   YEAR ENDED DECEMBER 31,

-------------------------------------------------------------------------------------
                            1996      1995      1994       1993     1992  1991     1990      1989    1988*
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE (for a
 share outstanding
 throughout the year)
NET ASSET VALUE,
 BEGINNING OF YEAR......  $  18.72  $  15.69  $  16.55   $  13.49  $ 12.85  $ 10.45  $ 11.62   $ 10.28  $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income..       .63       .57       .44        .42      .39      .40      .34       .25     .07
 Net realized and
  unrealized gain
  (loss)................      2.76      2.87      (.92)      3.03      .66     2.38    (1.23)     1.11     .21
                          --------  --------  --------   --------  -------   -------  -------   -------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........      3.39      3.44      (.48)      3.45     1.05     2.78     (.89)     1.36     .28
---------------------------------------------------------------------------------------------------------------
Distributions:
 Dividends from net
  investment income.....      (.58)     (.41)     (.31)      (.35)    (.41)    (.38)    (.25)     (.02)    --
 Distributions from net
  realized gains........      (.45)      --       (.07)      (.04)     --       --      (.03)      --      --
                          --------  --------  --------   --------  -------    -------  -------   -------  ------
  TOTAL DISTRIBUTIONS...     (1.03)     (.41)     (.38)      (.39)    (.41)    (.38)    (.28)     (.02)    --
---------------------------------------------------------------------------------------------------------------
Change in net asset
 value..................      2.36      3.03      (.86)      3.06     .64     2.40    (1.17)     1.34     .28
NET ASSET VALUE, END OF
 YEAR...................  $  21.08  $  18.72  $  15.69   $  16.55  $ 13.49  $ 12.85  $ 10.45   $ 11.62  $10.28
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN+...........     18.93%    22.48%    (2.96)%    26.12%    8.42%   27.05%   (7.80)%   13.25%   2.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (000)..................  $556,027  $406,123  $288,172   $183,360  $79,242   $35,821  $22,702   $13,150  $  388
Ratio of expenses to
 average net assets.....       .64%      .66%      .75%       .77%   .80%     .89%    1.03%     1.41%  14.92%**
Ratio of expenses, net
 of reimbursement, to
 average net assets.....       .64%      .66%      .75%       .77%   .80%     .89%    1.00%     1.00%   1.50%**
Ratio of net investment
 income to average net
 assets.................      3.56%     3.73%     4.02%      4.16%    4.47%    3.99%    4.56%     4.81%   2.86%**
Portfolio turnover rate.     57.50%    43.02%    51.36%     81.50%  120.53%   76.65%    8.46%    10.68%    --
Average commission rate
 paid (per share).......  $  .0008
---------------------------------------------------------------------------------------------------------------

*  Period from August 31, 1988 (commencement of operations) to December 31,
   1988.
** Annualized.
+ Total return figures do not include charges applied under the contracts. Inclusion of such charges would reduce the total return figures for all periods shown.

                       INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments. The mix of investments among these three market segments will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world. The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager") may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with the management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

There are no minimum or maximum percentages as to the amount of the Fund's assets which may be invested in each of the market segments. Except as noted below and under "Investment Restrictions" in the SAI, the Fund's Investment Manager has complete flexibility in determining the amount and nature of stock, debt securities or money market instruments in which the Fund may invest.

The Fund seeks investment opportunities in all types of securities issued by companies or governments of any nation. It has the flexibility to invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. The Fund may invest in collateralized mortgage obligations and restricted securities, lend its portfolio securities, and borrow money for investment purposes.

The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. The Fund may also invest in forward foreign currency exchange contracts and options on foreign currencies. (See "Description of Securities and Investment Techniques.")

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the SAI. Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs, which are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in dollar-denominated certificates of deposit of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund may hold cash and time deposits with banks in the currency of any major nation.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 15% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. Consistent with this limit the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Fund's Investment Manager to determine that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Risk Factors" in the SAI. For a description of debt securities ratings, see the Appendix to the SAI.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements.

Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts and foreign currency futures contracts. Also, for hedging purposes only, the Fund may purchase and sell stock index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated is an important factor in the Fund's overall performance. The Investment Manager intends to manage the Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, the Investment Manager, may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes. The Investment Manager generally does not actively hedge currency positions with respect to equity securities, believing that the costs outweigh the potential benefits. The Manager may, however, hedge where it believes it would be appropriate.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Manager's hedging strategies will be successful.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 15% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

Asset Composition Table. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. The table below shows the percentage of the Fund's assets invested in debt securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by the Investment Manager to be of comparable credit quality. The information was prepared based on a 12 month dollar weighted average of the portfolio compositions in the fiscal year ended December 31, 1996. The Appendix to the SAI includes a description of each rating category.

        S&P
        ---
        AAA.............................................................. 23.68%
        AA...............................................................   .14%
        A................................................................   .05%
        BBB..............................................................   .25%
        BB...............................................................  3.66%
        BB-..............................................................  1.90%
        B+...............................................................  1.51%
        B................................................................  1.77%
        B-...............................................................   .05%

It should be noted that the above ratings are not necessarily indicative of ratings of bonds at the time of purchase.

Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                              PURCHASE OF SHARES

Class 1 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 1 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 1 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc., is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The lead portfolio manager of the fixed income portion of the Fund since 1993 is Thomas Latta, Vice President of Templeton Global Bond Managers ("TGBM"), a division of TICI. Mr. Latta joined the Templeton organization in 1991. He is the senior portfolio manager for developed markets fixed income and has research responsibilities for the core European markets. Mr. Latta is also responsible for internal fixed income systems development. Mr. Latta began working in the securities industry in 1981. His experience includes seven years with Merrill Lynch where he was part of an investment team to the Saudi Arabian Monetary Authority in Riyadh, Saudi Arabia. While at Merrill Lynch, Mr. Latta also acted as an advisor to investment managers concerning the modeling and application of interest rate strategies in fixed income portfolios. Neil Devlin and William T. Howard Jr., exercise secondary portfolio management responsibilities with respect to the fixed income portion of the Fund. Mr. Devlin, Executive Vice President of TGBM, joined the Templeton organization in 1987. Prior to that time, he was a portfolio manager and bond analyst with Constitutional Capital Management of Boston, where he managed a portion of the Bank of New England's pension money, a number of trust and corporate pension accounts, and began and managed a mortgage-backed securities fund for the Bank. Before that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Howard holds a BA in international studies from Rhodes College and an MBA in finance from Emory University. He is a Chartered Financial Analyst and a member of the Financial Analyst Society. Before joining the Templeton Organization in 1993, Mr. Howard was a portfolio manager and analyst with the Tennessee Consolidated Retirement System in Nashville, Tennessee, where he was responsible for research and management of the international equity portfolio, and specialized in the Japanese equity market. As a portfolio manager and research analyst with Templeton, Mr. Howard's research responsibilities include the transportation, shipping, machinery and engineering industries worldwide. He is also responsible for country coverage of both Japan and New Zealand.

The lead portfolio manager for the equity portion of the Fund since 1995 is Gary Clemons, Vice President of TICI. He is a research analyst with responsibility for the financial services and telecommunications industry, as well as country coverage of Argentina and Sweden. Prior to joining the Templeton organization in 1993, Mr. Clemons worked as a research analyst for Structured Asset Management in New York, a subsidiary of Templeton International, where his duties included management of a small capitalization fund. He holds an M.B.A. with an emphasis on finance/investment banking from the University of Wisconsin and a B.S. from the University of Nevada-Reno. Peter Nori and William T. Howard Jr., exercise secondary portfolio management responsibilities for the equity portion of the Fund. Mr. Nori, Vice President of the Investment Manager, is a research analyst whose current responsibilities include covering data processing/software, textile and apparel stocks. Mr. Nori completed Franklin's management training program before moving into portfolio research in 1990 as an equity analyst and co-portfolio manager of the Franklin Convertible Securities Fund. He holds a B.S. degree in Finance and an M.B.A. with an emphasis in finance from the University of San Francisco. Mr. Howard's background is discussed above.

MANAGEMENT FEES

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.65% of the Fund's average daily net assets up to $200 million, 0.585% of such net assets up to $1.3 billion, and 0.52% of such net assets over $1.3 billion.


For the fiscal year ended December 31, 1996, the Fund paid 0.48% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue,
St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were 0.64% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each Share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
TEMPLETON STOCK FUND

CLASS 1 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 1 shares of Templeton Stock Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 1 shares and is for use with Contacts that make Class 1 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

--------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
FINANCIAL HIGHLIGHTS..................... T-2
INVESTMENT OBJECTIVE AND POLICIES........ T-3
DESCRIPTION OF SECURITIES AND
INVESTMENT TECHNIQUES.................... T-3
RISK FACTORS............................. T-6
PURCHASE OF SHARES....................... T-8
NET ASSET VALUE.......................... T-9
REDEMPTION OF SHARES....................  T-9
EXCHANGES...............................  T-9
MANAGEMENT OF THE TRUST.................  T-9
DIVIDENDS AND DISTRIBUTIONS............. T-11
FEDERAL INCOME TAX STATUS............... T-11
OTHER INFORMATION....................... T-12
--------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                             FINANCIAL HIGHLIGHTS

           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the last five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1996. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                         YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------
                            1996      1995      1994       1993    1992      1991     1990      1989    1988*
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE (for a
 share outstanding
 throughout the year)
NET ASSET VALUE,
 BEGINNING OF YEAR......  $  20.83  $  16.94  $  17.53   $  13.33  $  12.72 $ 10.29 $ 11.75   $ 10.25  $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         .41       .40       .26        .23       .25       .27      .32       .18    .18
 Net realized and
  unrealized gain
  (loss)................      3.88      3.80      (.64)      4.23       .64      2.49    (1.57)     1.34   .071
                          --------  --------  --------   --------  --------    --------  -------   -------  -----
  TOTAL FROM INVESTMENT
   OPERATIONS...........      4.29      4.20      (.38)      4.46       .89      2.76    (1.25)     1.52    .25
---------------------------------------------------------------------------------------------------------------
Distributions:
 Dividends from net
  investment income.....      (.40)     (.27)     (.21)      (.25)     (.28)     (.33)    (.19)     (.02)    --
 Distributions from net
  realized gains........     (1.84)     (.04)      --        (.01)       --        --      (.02)      --      --
                          --------  --------  --------   --------  --------    --------  -------   -------  -----
  TOTAL DISTRIBUTIONS...     (2.24)     (.31)     (.21)      (.26)     (.28)     (.33)    (.21)     (.02)    --
---------------------------------------------------------------------------------------------------------------
Change in net asset
 value..................      2.05      3.89      (.59)      4.20       .61      2.43    (1.46)     1.50    .25
                          --------  --------  --------   --------  --------    --------  -------   -------  -----
NET ASSET VALUE,
 END OF YEAR............  $  22.88  $  20.83  $  16.94   $  17.53  $  13.33    $12.72  $ 10.29   $ 11.75 $10.23
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN+...........     22.48%    25.24%    (2.20)%    34.00%     7.12%    27.93%  (10.23)%   14.85% 2.50%
RATIOS/SUPPLEMENTAL DATA
Net assets
 end of year (000)......  $644,366  $498,777  $378,849   $298,392  $166,219   $116,943  $74,264   $49,787 $3,037
Ratio of expenses to
 average net assets.....       .65%      .66%      .73%       .73%      .75%      .82%     .85%     1.08% 4.39%**
Ratio of expenses, net
 of reimbursement, to
 average net assets.....       .65%      .66%      .73%       .73%      .75%      .82%     .85%      .99% 1.50%**
Ratio of net investment
 income to average
 net assets.............      2.06%     2.18%     1.81%      1.88%     2.36%     2.82%    3.78%     3.63%   5.55%**
Portfolio turnover rate.     23.40%    33.93%     5.10%      4.88%     8.10%    41.24%   17.94%     5.27%    --
Average commission rate
 paid (per share).......  $   .009
---------------------------------------------------------------------------------------------------------------

*  Period from August 31, 1988 (commencement of operations) to December 31,
   1988.
** Annualized.
+ Total return figures do not include charges applied under the contracts. Inclusion of such charges would reduce the total return figures for all periods shown.

                                      T-2


                       INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world. In the pursuit of its investment objective, the Fund will normally maintain at least 65% of its assets in common and preferred stocks. The Fund may also invest in securities convertible into common stocks rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") and securities which are unrated by any rating agency. See the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. Current income will usually be a less significant factor in selecting investments for the Fund. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Risk Factors," below.

The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

For temporary defensive purposes, the Fund may invest without limit in commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities, corporate debt obligations, and repurchase agreements with respect to these securities. The Fund may also enter into firm commitment agreements, purchase securities on a "when-issued" basis, invest in restricted securities, such as private placements, borrow money for investment purposes and lend its portfolio securities. (See "Description of Securities and Investment Techniques.")

The Fund may also purchase and sell stock index futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. (See "Description of Securities and Investment Techniques.")

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the Statement of Additional Information. Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and also in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

                                      T-3


BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in bankers' acceptances, which are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. As a fundamental policy, the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Fund's Investment Manager to determine that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Risk Factors" in the SAI. For a description of debt securities ratings, see the Appendix to the SAI.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which

                                      T-4


reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

                                      T-5


DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of each Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS

Also, for hedging purposes only, the Fund may purchase and sell stock index futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets, the prevailing rate of interest, and currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or

                                      T-6


confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund may invest in companies with relatively small revenues and limited product lines. Smaller capitalization companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, smaller companies may suffer significant losses, as well as realize substantial growth.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent

                                      T-7


investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

Successful use of stock index futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for futures contracts may not be available when a position is sought to be closed. Successful use of futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 1 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 1 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                      T-8


                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 1 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc., is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

                                      T-9


PORTFOLIO MANAGEMENT

The lead portfolio manager for the Fund since 1995 is Mark R. Beveridge. Mr. Beveridge, Vice President of TICI, joined the Templeton organization in 1985. He has responsibility for the industrial component appliances/ household durables industries, and has market coverage of Argentina, Denmark and Thailand. Prior to joining the Templeton organization, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He has a Bachelors Degree in Business Administration with emphasis in finance from the University of Miami.

William T. Howard Jr., Vice President of TICI and Howard J. Leonard, Senior Vice President of TICI, exercise secondary portfolio management responsibilities. Mr. Howard holds a BA in international studies from Rhodes College and an MBA in finance from Emory University. He is a Chartered Financial Analyst and a member of the Financial Analyst Society. Before joining the Templeton Organization in 1993, Mr. Howard was a portfolio manager and analyst with the Tennessee Consolidated Retirement System in Nashville, Tennessee, where he was responsible for research and management of the international equity portfolio, and specialized in the Japanese equity market. As a portfolio manager and research analyst with Templeton, Mr. Howard's research responsibilities include the transportation, shipping, machinery and engineering industries worldwide. He is also responsible for country coverage of both Japan and New Zealand. He has managed the Fund since June 1996. Mr. Leonard has research responsibilities for the global forest products, money management and airline industries, and coverage of Indonesia, Switzerland, Brazil and India. Prior to joining the Templeton organization in 1989, Mr. Leonard was director of investment research at First Pennsylvania Bank, where he was responsible for equity and fixed income research activities and its proxy voting service for large pension plan sponsors. He also previously worked at Provident National Bank as a security analyst. Mr. Leonard holds a B.B.A. in Finance and Economics from Temple University.

MANAGEMENT FEES

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion.

For the fiscal year ended December 31, 1996, the Fund paid 0.47% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were 0.65% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                                      T-10


                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S.

Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                                     T-11


                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001 or (813) 823-8712.

                                      T-12


PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-13





                      (THIS PAGE INTENTIONALLY LEFT BLANK)







[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
TEMPLETON DEVELOPING MARKETS FUND

CLASS 1 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 1 shares of Templeton Developing Markets Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations. The Fund seeks long-term capital appreciation by investing in securities of issuers of countries having developing markets. The Fund is subject to the heightened foreign securities investment risks that accompany foreign developing markets and an investment in the Fund may be considered speculative. See "Risk Factors."

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 1 shares and is for use with Contracts that make Class 1 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.



--------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
-----------------
----
FINANCIAL HIGHLIGHTS..................... T-2
INVESTMENT OBJECTIVE AND POLICIES........ T-2
INVESTMENT TECHNIQUES.................... T-3
RISK FACTORS............................. T-6
PURCHASE OF SHARES....................... T-9
NET ASSET VALUE.......................... T-9
REDEMPTION OF SHARES....................  T-9
EXCHANGES............................... T-10
MANAGEMENT OF THE TRUST................. T-10
DIVIDENDS AND DISTRIBUTIONS............. T-12
FEDERAL INCOME TAX STATUS............... T-12
OTHER INFORMATION....................... T-13
--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                              FINANCIAL HIGHLIGHTS

            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1996. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                                     1996*
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (for a share outstanding
 throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR...............................   $ 10.00
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...........................................       .05
 Net realized and unrealized gain (loss).........................      (.62)
                                                                    -------
  TOTAL FROM INVESTMENT OPERATIONS...............................      (.57)
------------------------------------------------------------------------------
Distributions:
 Dividends from net investment income............................       --
 Distributions from net realized gains...........................       --
                                                                    -------
  TOTAL DISTRIBUTIONS............................................       --
------------------------------------------------------------------------------
Change in net asset value........................................      (.57)
                                                                    -------
NET ASSET VALUE, END OF YEAR.....................................   $  9.43
------------------------------------------------------------------------------
TOTAL RETURN+....................................................     (5.70)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)....................................   $72,245
Ratio of expenses to average net assets..........................      1.78%**
Ratio of expenses, net of reimbursement, to average net assets...      1.70%**
Ratio of net investment income to average net assets.............      1.52%**
Portfolio turnover rate..........................................      9.95%
Average commission rate paid (per share).........................   $  .002
------------------------------------------------------------------------------

*  Period from March 4, 1996 (commencement of operations) to December 31,
1996.
** Annualized.
+ Total return figures not include charges applied under the Contracts. Inclusion of such charges would reduce the total return figures for all periods shown.

                       INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in countries having developing markets. It is currently expected that under normal conditions at least 65% of the Fund's total assets will be invested in developing market equity securities. The Fund and its investment manager, Templeton Asset Management Ltd. (the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not included in this category include Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Iceland, Luxembourg and Switzerland. In addition, as used in this Prospectus, developing market equity securities means (i) equity securities of companies the principal securities trading market for which is a developing market country,

                                      T-2


as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, a developing market country. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). Determinations as to eligibility will be made by the Investment Manager based on publicly available information and inquiries made to the companies. (See "Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies.) The Fund will at all times, except during defensive periods, maintain investments in at least three countries having developing markets.

The Fund seeks to benefit from economic and other developments in developing markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain countries, particularly the emerging market countries which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature developing markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

For capital appreciation, the Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits, bankers' acceptances and structured investments) which are rated at least C by Moody's Investors Service, Inc. ("Moody's") or C by Standard & Poor's Corporation ("S&P") or unrated debt securities deemed to be of comparable quality by the Investment Manager. See "Risk Factors." As an operating policy, which may be changed by the Board of Trustees, the Fund will not invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. For a description of debt securities ratings, see the Appendix to the SAI.

The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, the Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to- day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.

When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Investment Techniques Temporary Investments."

The Fund does not emphasize short-term trading profits and usually expects to have an annual portfolio turnover rate not exceeding 50%. The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the Statement of Additional Information. Those investment restrictions so designated are "fundamental policies" of the Trust, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

                             INVESTMENT TECHNIQUES

The Fund is authorized to use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

                                      T-3


TEMPORARY INVESTMENTS

For temporary defensive purposes, the Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.

BORROWING

The Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under federal securities law, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers and banks, portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

OPTIONS ON SECURITIES OR INDICES

The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option to generate income, and will do so only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated is an important factor in the Fund's overall performance. The Investment Manager intends to manage the Fund's

                                      T-4


exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, the Investment Manager, may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes. The Investment Manager generally does not actively hedge currency positions with respect to equity securities, believing that the costs outweigh the potential benefits. The Manager may, however, hedge where it believes it would be appropriate.

The Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Fund will generally enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the ability to meet redemption requests. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter. There is no assurance that the Investment Manager's hedging strategies will be successful.

CLOSED-END INVESTMENT COMPANIES

Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Subject to federal securities laws, the Fund may invest in securities of closed-end investment companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares of closed-end investment companies, Shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

FUTURES CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its

                                      T-5


performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with federal securities laws. See "Investment Objective and Policies -- Futures Contracts" in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.

REPURCHASE AGREEMENTS

For temporary defensive purposes and for cash management purposes, the Fund may enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement the Fund acquires a security from a U.S. bank or a registered broker-dealer who simultaneously agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under federal securities laws, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

DEPOSITARY RECEIPTS

ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program.

Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts.

Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may reoccur unpredictably in the future.

                                      T-6


Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

FOREIGN INVESTMENTS

The Fund has the right to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies -- Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of interest and dividends at the source. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies -- Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of any of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies -- Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries.

Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

                                      T-7


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

HIGH-RISK DEBT SECURITIES

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. (See Appendix to SAI for a description of debt securities ratings.) As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. See "Investment Objectives and Policies -- Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in a Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

As a fundamental policy, the Fund will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

FOREIGN CURRENCY EXCHANGE

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

LEVERAGE

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

FUTURES CONTRACTS AND RELATED OPTIONS

Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be

                                      T-8


available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 1 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of Insurance Companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an insurance company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 1 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind

                                      T-9


of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 1 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Asset Management Ltd. ("Templeton Singapore"), a Singapore corporation with offices at 7 Temasek Blvd., #38-03, Suntec Tower One, Singapore 038987. Templeton Singapore manages the Fund's assets and makes its investment decisions. Templeton Singapore also performs similar services for other funds. Templeton Singapore is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together Templeton Singapore and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. Templeton Singapore and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

J. Mark Mobius, Ph.D.
Managing Director and Portfolio Manager
Templeton Asset Management Ltd.

Dr. Mobius holds a Doctor of Philosophy degree in economics and political science from the Massachusetts Institute of Technology. He earned his Bachelor's and Master's degrees from Boston University. He is a member of several industry-related associations. Dr. Mobius joined the Franklin Templeton Group in 1987 and has managed the Developing Markets Fund from inception.

H. Allan Lam
Portfolio Manager and Analyst
Templeton Asset Management Ltd.

Mr. Lam holds a Bachelor of Arts degree in accounting from Rutgers University. He has had extensive auditing experience with Deloitte Touche & Tohmatsu and KPMG Peat Marwick. He joined the Franklin Templeton Group in 1987 and has managed the Developing Markets Fund from inception.

                                      T-10


Tom Wu
Director, Portfolio Manager, and Analyst
Templeton Asset Management Ltd.

Mr. Wu holds a Master of Business Administration degree from the University of Oregon. He earned a Bachelor of Social Science Degree in economics from the University of Hong Kong. Prior to joining the Franklin Templeton Group, in 1987, he was a stockbroker at Vickers da Costa Hong Kong Ltd. He has managed the Developing Markets Fund from inception.

Dennis Lim
Vice President, Portfolio Manager
Templeton Asset Management Ltd.

Mr. Lim holds a Master of Science degree in Management (Finance Analysis), from the University of Wisconsin-Milwaukee, (Beta Gamma Sigma, Delta Chapter of Wisconsin). He earned a Bachelor of Science degree in building engineering from the National University of Singapore. Prior to joining the Franklin Templeton Group, in 1990, he worked for the Government of Singapore's Ministry of National Development. He has managed the Fund since February 1996.

Eddie Chow
Investment Analyst
Templeton Asset Management Ltd.

Mr. Chow holds a Master of Business Administration degree from the University of Wisconsin-Milwaukee. Prior to joining the Franklin Templeton Group, in 1994, he worked for many years in the finance and banking industry. He has managed the Fund since February 1996.

Tek-Khoan Ong
Portfolio Manager
Templeton Asset Management Ltd.

Mr. Ong holds a Masters of Business Administration degree from the Wharton School, graduating with honors and on the director's list. He earned a Bachelor of Science degree in computing science and a Bachelor of Science degree, with honors, both from Imperial College, University of London, UK. Prior to joining the Franklin Templeton Group, in 1993, he worked for the Monetary Authority of Singapore (Singapore's central bank) for five years. He has managed the Fund since February 1996.

MANAGEMENT FEES

For the fiscal year ended December 31, 1996, management fees, before any advance waiver, totaled 1.25% of the Fund's average daily net assets. The fee paid by the Fund is higher than the advisory fees paid by most other U.S. investment companies primarily because investing in equity securities in developing markets, which are not widely followed by professional analysts, requires the Investment Manager to invest additional time and incur added expense in developing specialized resources, including research facilities. During 1996, under an agreement by the Investment Manager to limit its fees, the Fund paid management fees totaling 1.17% of its average daily net assets. The Investment Manager does not expect to continue this arrangement in 1997.

PORTFOLIO TRANSACTIONS

Templeton Singapore tries to obtain the best execution on all transactions. If Templeton Singapore believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.


                                      T-11


TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses before the management fee waiver described above, were 1.78% of the Fund's average daily net assets; after this waiver, these expenses were 1.70% of the Fund's daily average net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). The Fund so qualifying generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the Statement of Additional Information for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the Prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S.Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

                                      T-12


The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Funds underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the

                                      T-13


holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

                             STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquiries may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-14








[LOGO]


TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
FRANKLIN GROWTH INVESTMENTS FUND
CLASS 1 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 1 shares of Franklin Growth Investments Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 1 shares and is for use with Contracts that make Class 1 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

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TABLE OF CONTENTS                         PAGE                                              PAGE
-----------------                         ----                                              ----
INVESTMENT OBJECTIVE AND POLICIES........ T-2      EXCHANGES...............................  T-8
DESCRIPTION OF SECURITIES AND INVESTMENT           MANAGEMENT OF THE TRUST.................  T-8
TECHNIQUES............................... T-2      DIVIDENDS AND DISTRIBUTIONS.............  T-9
RISK FACTORS............................. T-5      FEDERAL INCOME TAX STATUS............... T-10
PURCHASE OF SHARES....................... T-7      OTHER INFORMATION....................... T-11
NET ASSET VALUE.......................... T-7      STATEMENTS AND REPORTS.................. T-12
REDEMPTION OF SHARES..................... T-7
------------------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The primary investment objective of the Franklin Growth Investments Fund is capital appreciation. Current income is only a secondary consideration in selecting portfolio securities.

Under normal market conditions, the Fund will invest primarily (at least 65% of assets) in equity securities, including common and preferred stocks, or securities convertible into common stocks, which are believed to offer favorable possibilities for capital appreciation, but some of which may yield little or no current income. The Fund's assets may be invested in shares of common or capital stock traded on any national securities exchange or over-the-counter, in convertible securities or, for temporary or defensive purposes, in cash and money market instruments. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available. Stocks and other equity securities representing ownership interests in corporations have historically out performed other asset classes over the long term, but tend to fluctuate more dramatically over the short term.

The Investment Manager will generally make long-term investments in equity securities which have been selected based upon fundamental and quantitative analysis. Following these policies, the Fund will typically invest predominantly in equity securities issued by large-cap or mid-cap U.S. companies, which have market capitalizations of $1 billion or more. It may also invest in smaller capitalization companies, which may be subject to different and greater risks, but there is no present intention of investing more than 20% of the Fund's assets in such securities. As an operating policy, the Fund currently intends to invest no more than 15% of its assets in foreign securities, including Depositary Receipts.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

BORROWING

The Fund may borrow up to 33 1/3% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

The convertible debt obligations in which the Fund may invest are subject to the same rating criteria and investment policies as the Fund's investments in debt obligations.

                                      T-2


However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. For these reasons, convertible preferred stocks are treated as preferred stocks for the Fund's financial reporting, credit rating, and investment limitation purposes.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund does not currently intend to invest more than 5% of its assets in bonds rated BB or lower by Standard & Poors or Ba or lower by Moody's, or in unrated bonds of similar quality as determined by the Investment Manager, commonly referred to as "junk bonds." Junk bonds are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. See "Risk Factors," below. For a description of debt securities ratings, see the Appendix to the SAI.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities.

Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

OPTION CONTRACTS

The Fund may also write covered call options and purchase put options on securities. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premiums paid for such options would exceed 5%

                                      T-3


of its total assets at the time of purchase. In general, the Fund will use options primarily for hedging purposes, that is, in an attempt to reduce or control certain types of risks. There is no guarantee, however, that these transactions will be successful. In addition, these transactions may expose the Fund to risks related to counterparty creditworthiness, illiquidity, and increased expenses.

PORTFOLIO TURNOVER

The Fund anticipates its annual portfolio turnover rate generally will not exceed 100%, but this expected rate is not a limiting factor in the operation of the Fund's portfolio.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 10% of the Fund's total assets. Such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act or to foreign securities which are offered or sold outside the United States where the Managers determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. For additional details, see the SAI.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

TEMPORARY INVESTMENTS

In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, the Fund may establish a temporary defensive position by investing in Money Market Instruments. The Fund may therefore invest up to 100% of its net assets in short-term debt securities including, for example, U.S. Government Securities, bank obligations, and the highest quality commercial paper, or in repurchase agreements, as described above. The Fund may also invest in non-U.S. currency and short-term instruments denominated in non-U.S. currencies for temporary defensive purposes.

Any decision to withdraw substantially, and, for a sustained period of time, from the Fund's investment policies based on its investment objectives, as described above, will be reviewed by the Board of Trustees. It is not possible to predict with any certainty when or for how long the Fund will employ defensive strategies.

                                      T-4


                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. The Investment Manager currently expects that such investments will not exceed 15% of the Fund's assets. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon.

Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent

                                      T-5


investment quality as determined by the Investment Manager. The Fund currently intends, however, to invest no more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

The Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. These are typically companies which have a market capitalization of less than $1 billion. Investing in securities of small companies may offer greater potential for capital appreciation since they are often overlooked by investors or undervalued in relation to their earnings power. Securities of unseasoned companies may present greater risks than securities of larger, more established companies. Small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative.

Historically, the small capitalization stocks have been more volatile in price than the larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the net asset value of a Fund which invests a substantial portion of its net assets in small company stocks may be more volatile than the shares of a fund that invests solely in larger capitalization stocks.

Options contracts are subject to special risk considerations and transaction costs. A liquid secondary market for these contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of these contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                                      T-6


                               PURCHASE OF SHARES

Class 1 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 1 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                      T-7


                                   EXCHANGES

Class 1 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your insurance company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California, 94404, is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. The Investment Manager is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together Advisers and its affiliates manage over $179 billion in assets. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

Conrad B. Herrmann
Portfolio Manager
Franklin Advisers, Inc.

Mr. Herrmann holds a Master of Business Administration degree from Harvard University and a Bachelor of Arts degree from Brown University. Mr. Herrmann is a Chartered Financial Analyst, has been with the Franklin Templeton Group since 1989, and prior thereto was Vice President and General Manager of Aquila Management. He will manage the Fund from inception.

Vivian J. Palmieri
Portfolio Manager
Franklin Advisers, Inc.

Mr. Palmieri holds a Bachelor of Arts degree in economics from Williams College. He has been with the Franklin Templeton Group since 1965. Mr. Palmieri will manage the Fund from inception.

Kei Yamamoto
Portfolio Manager
Franklin Advisers, Inc.

Ms. Yamamoto is a Chartered Financial Analyst and has a Master of Science degree and a Bachelor of Science degree in material science and engineering from the Massachusetts Institute of Technology. Prior to joining the Franklin Templeton Group in 1994, Ms Yamamoto worked at Goldman Sachs & Co. as a financial analyst and at Wasserstein Perella & Co. as an associate and vice president. Ms Yamamoto will manage the Fund from inception.

                                      T-8


Kevin Carrington
Portfolio Manager
Franklin Advisers, Inc.

Mr. Carrington is a Charter Financial Analyst and holds a Bachelor of Science degree in business administration from California State University at Chico. He has been with the Franklin Templeton Group since 1992 and will manage the Fund from inception.

MANAGEMENT FEES

For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund, reduced to 0.50% of such assets in excess of $200 million, to 0.40% of such assets in excess of $1.3 billion.

PORTFOLIO TRANSACTIONS

The Investment Manager tries to obtain the best execution on all transactions. If the Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

For its services the Administrator receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Fund and other funds in the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., ("Distributors") 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                                      T-9


                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                                      T-10


                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001 or (813) 823-8712.

                                      T-11


PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

                            STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                     T-12








[LOGO]


TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
MUTUAL DISCOVERY INVESTMENTS FUND
CLASS 1 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 1 shares of Mutual Discovery Investments Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 1 shares and is for use with Contracts that make Class 1 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

--------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE                                               PAGE
-----------------                         ----                                               ----
INVESTMENT OBJECTIVE AND POLICIES........  T-2      EXCHANGES............................... T-12
DESCRIPTION OF SECURITIES AND INVESTMENT            MANAGEMENT OF THE TRUST................. T-12
TECHNIQUES...............................  T-4      DIVIDENDS AND DISTRIBUTIONS............. T-14
RISK FACTORS.............................  T-9      FEDERAL INCOME TAX STATUS............... T-14
PURCHASE OF SHARES....................... T-11      OTHER INFORMATION....................... T-15
NET ASSET VALUE.......................... T-12      STATEMENTS AND REPORTS.................. T-17
REDEMPTION OF SHARES..................... T-12      APPENDIX................................ T-17
--------------------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Mutual Discovery Investments Fund is capital appreciation.

PORTFOLIO INVESTMENTS

Under normal market conditions, the Fund invests in domestic and foreign equity securities, including common and preferred stocks and securities convertible into common stocks, as well as debt obligations of any quality.
Debt obligations may include securities or indebtedness issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities or money market instruments. The Fund may invest in securities from any size issuer, and may invest a substantial portion of its assets in securities of small capitalization issuers, which have market capitalizations of less than $1 billion. Securities of foreign or small cap issuers may be subject to different and greater risks, as discussed below. The Fund may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund also seeks to invest in securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Indebtedness"), including without limitation loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.

SELECTION OF PORTFOLIO INVESTMENTS

The Fund's general policy is to invest in securities which, in the opinion of its Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

The Fund generally purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Fund may itself seek to influence or control management or may invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

FOREIGN INVESTMENTS

The Fund may purchase securities in any foreign country, developed or undeveloped, and currently expects to invest up to 50% or more of its total assets in foreign securities, including sponsored or unsponsored Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. Investments in foreign developing markets involve heightened risks relating to the smaller size and lesser liquidity of those markets. Investors should consider carefully the substantial risks involved in investing in foreign securities, risks that are heightened in developing markets. See "Risk Factors" below and in the SAI.

CURRENCY TECHNIQUES

The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "RISK FACTORS."

RISKS ASSOCIATED WITH SMALL CAP INVESTMENTS

Securities of smaller companies, particularly if they are unseasoned, present greater risks than securities of larger, more established companies. The smaller companies in which the Fund invests are often not well known, may often trade at a discount and may not be followed by institutions. The companies may have relatively small revenues, limited product lines, and a small share of the market for their products or services. Small cap companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative. Besides exhibiting greater volatility, small cap company stocks may fluctuate independently of larger company stocks. See also "Risk Factors."

CREDIT QUALITY

Debt obligations (including Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for S&P). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

Higher yields are generally available from securities in the higher risk, lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. Because of the Fund's policy of investing in lower rated, higher risk debt obligations, an investment in the Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding obligations. Accordingly, investors considering the Fund should evaluate their overall investment goals and tolerance for risk. See "Risk Factors" and Appendix.

DEFAULTED DEBT OBLIGATIONS

The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

OTHER INVESTMENT POLICIES

While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.

  Under the policies discussed in "Description of Securities and Investment Techniques," "Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

BORROWING

The Fund may borrow up to 33 1/3% of the value of its net assets to increase its holdings of portfolio securities or for temporary purposes. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The convertible debt obligations in which the Fund may invest are subject to the same rating criteria and investment policies as the Fund's investments in debt obligations. The issuer of a convertible security may be important in determining the security's market value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for the Fund's financial reporting, credit rating, and investment limitation purposes.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. See "Risk Factors," below. For a description of debt securities ratings, see the Appendix.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in dollar-denominated certificates of deposit of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund may hold cash and time deposits with banks in the currency of any major nation.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs, which are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

COMMERCIAL PAPER

The Fund may invest in commercial paper, regardless of its rating. Commercial paper includes short-term unsecured promissory notes issued or guaranteed by domestic or foreign corporations with a maximum maturity of 270 days. See the Appendix in the SAI for a description of credit ratings.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated is an important factor in the Fund's overall performance. The Investment Manager, may make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Manager's hedging strategies will be successful.

LOAN PARTICIPATIONS

The Fund may acquire loan participations and other direct or indirect bank obligations ("Loan Participations"), in which it will purchase from a lender a portion of a larger loan which the lender has made to a borrower. Generally Loan Participations are sold without guarantee or recourse to the lending institution, and are subject to the credit risks of both the borrower and the lending institution. They may enable the Fund to acquire an interest in a loan from a financially strong borrower which it could not do directly. While Loan Participations generally trade at par value, the Fund may buy Loan Participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participations may appreciate in value. Loan Participations may have speculative characteristics, and may be illiquid and/or in default.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

OPTIONS AND FUTURES CONTRACTS

The Fund may invest in purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, and may purchase and sell financial futures contracts and options thereon. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premiums paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will not purchase or sell futures contracts or options on futures contracts if immediately thereafter the aggregate amount of initial margin deposits on all the futures positions of the Fund and premiums paid on options on futures contracts would exceed 5% of the market value of the total assets of the Fund.

In general, the Fund will use futures and options primarily for hedging purposes, that is, in an attempt to reduce or control certain types of risks. There is no guarantee, however, that these transactions will be successful. In addition, these transactions may expose the Fund to risks related to counterparty creditworthiness, illiquidity, and increased expenses. A detailed discussion of these transactions and their risks appears in the SAI. The Fund does not currently expect to make significant use of these transactions, except to manage currency risk.

PORTFOLIO TURNOVER

The Fund anticipates its annual portfolio turnover rate generally will not exceed 100%, but thus expected rate is not a limiting factor in the operation of the Fund's portfolio.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable.

No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act or to foreign securities which are offered or sold outside the United States where the Managers determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. For additional details, see the SAI.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

TEMPORARY INVESTMENTS

In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, the Fund may establish a temporary defensive position by investing in money market instruments and short-term debt securities including, for example, U.S. Government Securities, bank obligations, and the highest quality commercial paper, or in repurchase agreements, as described above. The Fund may also invest in non-U.S. currency and short-term instruments denominated in non-U.S. currencies for temporary defensive purposes.

Any decision to withdraw substantially, and, for a sustained period of time, from the Fund's investment policies based on its investment objectives, as described above, will be reviewed by the Board of Trustees. It is not possible to predict with any certainty when or for how long the Fund will employ defensive strategies.

TRADE CLAIMS

Trade claims are purchased from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For purchasers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid as there is a secondary market but the Board of Trustees will monitor their liquidity.

An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy laws and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis (in the case of GNMA Certificates, a "To-Be-Announced" basis). Such securities are subject to market fluctuations prior to delivery to the Fund and generally do not earn interest until their scheduled delivery date. When the Fund is the buyer in such transactions, it will segregate cash or liquid securities, having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies, and not for the purpose of investment leverage. Nonetheless, purchases of securities on such basis may involve more risk than other types of purchases, for example, counterparty delivery risk. If the seller fails to complete the transaction, the Fund may miss a price or yield considered advantageous.

                                  RISK FACTORS

GENERAL

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

FOREIGN INVESTMENTS

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon.

The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increase risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

LOWER RATED DEBT OBLIGATIONS

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. See the Appendix for descriptions of debt securities rated by S&P and Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain lower rated obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

SMALL CAPITALIZATION ISSUERS

The Fund may invest in securities of small capitalization companies which have market capitalizations of less than $1 billion. Investing in securities of small companies may offer greater potential for capital appreciation since they are often overlooked by investors or undervalued in relation to their earnings power. Securities of unseasoned companies may present greater risks than securities of larger, more established companies. Small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative.

Historically, the small capitalization stocks have been more volatile in price than the larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the net asset value of a Fund which invests a substantial portion of its net assets in small company stocks may be more volatile than the shares of a fund that invests solely in larger capitalization stocks.

OTHER RISKS

Successful use of forward contracts, options and futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 1 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the insurance company Separate Account for more information on the purchase of Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an insurance company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 1 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 1 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one fund and a purchase of shares of one or more of the other funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Franklin Mutual Advisers, Inc., 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. The Investment Manager also performs similar services for other funds. The Investment Manager is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together the Investment Manager and its affiliates manage over $179 billion in assets. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

Michael F. Price
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in business administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.

Peter Langerman
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Jeffrey Altman
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Robert Friedman
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Raymond Garea
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Lawrence Sondike
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.

MANAGEMENT FEES

For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.80% of the average daily net assets of the Fund.

PORTFOLIO TRANSACTIONS

The Investment Manager tries to obtain the best execution on all transactions. If the Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

For its services the Administrator receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Fund and other funds in the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors ("Distributors"), Inc., P.O. Box 33030700 Central Avenue, St. Petersburg, Florida 33733-803001, toll free telephone (800) 292-9293.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the FundTempleton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class,
(2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the separate account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current
Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

                            STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS*

MOODY'S

Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A--Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C--Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC-rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.










[LOGO]


TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
MUTUAL SHARES INVESTMENTS FUND
CLASS 1 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 1 shares of Mutual Shares Investments Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 1 shares and is for use with Contracts that make Class 1 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. The SAI is available without charge upon request to The Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

-------------------------------------------------------------------------------------
TABLE OF CONTENTS                   PAGE                                        PAGE
-----------------                   ----                                        ----
INVESTMENT OBJECTIVE AND POLICIES..  T-2    EXCHANGES.........................  T-12
DESCRIPTION OF SECURITIES AND               MANAGEMENT OF THE TRUST...........  T-12
INVESTMENT TECHNIQUES..............  T-4    DIVIDENDS AND DISTRIBUTIONS.......  T-14
RISK FACTORS.......................  T-9    FEDERAL INCOME TAX STATUS.........  T-14
PURCHASE OF SHARES................. T-11    OTHER INFORMATION.................  T-15
NET ASSET VALUE.................... T-11    STATEMENTS AND REPORTS............  T-16
REDEMPTION OF SHARES............... T-11    APPENDIX..........................  T-17
-------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The principal investment objective of the Mutual Shares Investments Fund is capital appreciation, with income as a secondary objective.

PORTFOLIO INVESTMENTS

Under normal market conditions, the Fund invests primarily in domestic equity securities, including common and preferred stocks and securities convertible into common stocks, as well as debt obligations of any quality. Debt obligations may include securities or indebtedness issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities or money market instruments. The Fund may invest in securities from any size issuer, including smaller capitalization companies, which may be subject to different and greater risks. See "Risk Factors, Small Capitalization Issuers." It will tend to invest, however, in securities of issuers with market capitalizations in excess of $500 million. It may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

The Fund also seeks to invest in securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Indebtedness"), including without limitation, loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.

SELECTION OF PORTFOLIO INVESTMENTS

The Fund's general policy is to invest in securities which, in the opinion of the Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

The Fund generally purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Fund may itself seek to influence or control management or may invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

CREDIT QUALITY

Debt obligations (including Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for S&P). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Indebtedness of a troubled company

                                      T-2


always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

Higher yields are generally available from securities in the higher risk, lower rating categories of S&P or Moody's; however, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. Because of the Fund's policy of investing in lower rated, higher risk debt obligations, an investment in the Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding obligations. Accordingly, investors considering the Fund should evaluate their overall investment goals and tolerance for risk. See "Risk Factors" and Appendix.

DEFAULTED DEBT OBLIGATIONS

The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

FOREIGN INVESTMENTS

Although the Fund reserves the right to purchase securities in any foreign country, developed or undeveloped, the Fund's current investment strategy is to invest primarily in domestic securities, with no more than 10% of its total assets in foreign securities, including sponsored or unsponsored Depository Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund's investments in foreign securities involve risks related to currency fluctuations and political uncertainty. See "Risk Factors" below and the SAI.

CURRENCY TECHNIQUES

The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "Risk Factors."

OTHER INVESTMENT POLICIES

While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.

Under the policies discussed in "Description of Securities and Investment Techniques," "Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.

                                      T-3


              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

BORROWING

The Fund may borrow up to 33 1/3% of the value of its net assets to increase its holdings of portfolio securities or for temporary purposes. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The convertible debt obligations in which the Fund may invest are subject to the same rating criteria and investment policies as the Fund's investments in debt obligations. The issuer of a convertible security may be important in determining the security's market value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for the Fund's financial reporting, credit rating, and investment limitation purposes.

                                      T-4


DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. See "Risk Factors," below. For a description of debt securities ratings, see the Appendix.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in dollar-denominated certificates of deposit of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund may hold cash and time deposits with banks in the currency of any major nation.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs, which are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

COMMERCIAL PAPER

The Fund may invest in commercial paper, regardless of its rating. Commercial paper includes short-term unsecured promissory notes issued or guaranteed by domestic or foreign corporations with a maximum maturity of 270 days. See the Appendix in the SAI for a description of credit ratings.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on

                                      T-5


which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated can be a factor in the Fund's overall performance. The Investment Manager, may make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Manager's hedging strategies will be successful.

LOAN PARTICIPATIONS

The Fund may acquire loan participations and other direct or indirect bank obligations ("Loan Participations"), in which it will purchase from a lender a portion of a larger loan which the lender has made to a borrower. Generally Loan Participations are sold without guarantee or recourse to the lending institution, and are subject to the credit risks of both the borrower and the lending institution. They may enable the Fund to acquire an interest in a loan from a financially strong borrower which it could not do directly. While Loan Participations generally trade at par

                                      T-6


value, the Fund may buy Loan Participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participations may appreciate in value. Loan Participations may have speculative characteristics and may be illiquid and/or in default.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

OPTIONS AND FUTURES CONTRACTS

The Fund may invest in purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, and may purchase and sell financial futures contracts and options thereon. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premiums paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will not purchase or sell futures contracts or options on futures contracts if immediately thereafter the aggregate amount of initial margin deposits on all the futures positions of the Fund and premiums paid on options on futures contracts would exceed 5% of the market value of the total assets of the Fund.

In general, the Fund will use futures and options primarily for hedging purposes, that is, in an attempt to reduce or control certain types of risks. There is no guarantee, however, that these transactions will be successful. In addition, these transactions may expose the Fund to risks related to counterparty creditworthiness, illiquidity, and increased expenses. A detailed discussion of these transactions and their risks appears in the SAI. The Fund does not currently expect to make significant use of these transactions, except to manage currency risk.

PORTFOLIO TURNOVER

The Fund anticipates its annual portfolio turnover rate generally will not exceed 100%, but thus expected rate is not a limiting factor in the operation of the Fund's portfolio.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable.

No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Such restriction shall not apply to restricted securities offered and sold to

                                      T-7


"qualified institutional buyers" under Rule 144A under the 1933 Act or to foreign securities which are offered or sold outside the United States where the Managers determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. For additional details, see the SAI.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

TEMPORARY INVESTMENTS

In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, the Fund may establish a temporary defensive position by investing in money market instruments and short-term debt securities including, for example, U.S. Government Securities, bank obligations, and the highest quality commercial paper, or in repurchase agreements, as described above. The Fund may also invest in non-U.S. currency and short-term instruments denominated in non-U.S. currencies for temporary defensive purposes.

Any decision to withdraw substantially, and, for a sustained period of time, from the Fund's investment policies based on its investment objectives, as described above, will be reviewed by the Board of Trustees. It is not possible to predict with any certainty when or for how long the Fund will employ defensive strategies.

TRADE CLAIMS

Trade claims are purchased from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For purchasers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid as there is a secondary market but the Board of Trustees will monitor their liquidity.

An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy laws and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis (in the case of GNMA Certificates, a "To-Be-Announced" basis). Such securities are subject to market fluctuations prior to delivery to the Fund and generally do not earn interest until their scheduled delivery date. When the Fund is the buyer in such transactions, it will segregate cash or liquid securities, having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies, and not for the purpose of investment leverage. Nonetheless, purchases of securities on such basis may involve more risk than other types of purchases, for example, counterparty delivery risk. If the seller fails to complete the transaction, the Fund may miss a price or yield considered advantageous.

                                      T-8


                                  RISK FACTORS

GENERAL

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

FOREIGN INVESTMENTS

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon.

Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.


                                      T-9


LOWER RATED DEBT OBLIGATIONS

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. See the Appendix for descriptions of debt securities rated by S&P and Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain lower-rated obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

SMALL CAPITALIZATION ISSUERS

The Fund may invest in securities of small capitalization companies which have market capitalizations of less than $1 billion. Investing in securities of small companies may offer greater potential for capital appreciation since they are often overlooked by investors or undervalued in relation to their earnings power. Securities of unseasoned companies may present greater risks than securities of larger, more established companies. Small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative.

Historically, the small capitalization stocks have been more volatile in price than the larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the net asset value of a Fund which invests a substantial portion of its net assets in small company stocks may be more volatile than the shares of a fund that invests solely in larger capitalization stocks.

OTHER RISKS

Successful use of forward contracts, options and futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                                      T-10


                               PURCHASE OF SHARES

Class 1 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the insurance company Separate Account for more information on the purchase of the Fund's Class 1 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 1 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                      T-11


                                   EXCHANGES

Class 1 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Franklin Mutual Advisers, Inc., 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. The Investment Manager also performs similar services for other funds. The Investment Manager is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together the Investment Manager and its affiliates manage over $179 billion in assets. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

Michael F. Price Chief Executive Officer and President Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in business administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.

Peter Langerman Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Jeffrey Altman Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

                                      T-12


Robert Friedman Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Raymond Garea Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Lawrence Sondike Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.

MANAGEMENT FEES

For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund.

PORTFOLIO TRANSACTIONS

The Investment Manager tries to obtain the best execution on all transactions. If the Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

For its services the Administrator receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Fund and other funds in the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.3 billion.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors ("Distributors"), Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                                      T-13


                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of

                                      T-14


the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

                                      T-15


PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

                             STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-16


                                    APPENDIX

DESCRIPTION OF BOND RATINGS*

MOODY'S

Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A--Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

                                      T-17


BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C--Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                      T-18






[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND                 PROSPECTUS--MAY 1, 1997
TEMPLETON BOND FUND
CLASS 2 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 2 shares of Templeton Bond Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 2 shares and is for use with Contracts that make Class 2 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A statement of additional information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

--------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
INVESTMENT OBJECTIVE AND POLICIES........  T-2
DESCRIPTION OF SECURITIES AND
INVESTMENT TECHNIQUES....................  T-3
RISK FACTORS.............................  T-7
PURCHASE OF SHARES....................... T-10
NET ASSET VALUE.......................... T-10
REDEMPTION OF SHARES..................... T-10
EXCHANGES................................ T-11
MANAGEMENT OF THE TRUST.................. T-11
DIVIDENDS AND DISTRIBUTIONS.............. T-12
FEDERAL INCOME TAX STATUS................ T-12
OTHER INFORMATION........................ T-13
--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.



                       INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is high current income. The Fund seeks to achieve its objective through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world, and in debt securities which are convertible into common stock of such companies. In pursuit of its investment objective, the Fund will invest at least 65% of its assets in bonds and debentures of such issuers. The Fund may invest in debt securities rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") and securities which are unrated by any rating agency. See "Risk Factors" and the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. The Fund and its investment manager, Templeton Global Bond Managers ("TGBM" or the "Investment Manager"), a division of Templeton Investment Counsel, Inc. ("TICI"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

The average maturity of debt securities in the Fund's portfolio will fluctuate depending upon TGBM's judgment as to future interest rate changes.

Debt securities in which the Fund may also invest include various corporate debt obligations, structured investments, commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to these securities.

The Fund may also buy and sell financial futures contracts, bond index futures contracts, and foreign currency futures contracts. The Fund may purchase and sell any of these futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. In addition, the Fund may invest in forward foreign currency exchange contracts, options on foreign currencies, depositary receipts, "when-issued" securities and collateralized mortgage obligations, lend its portfolio securities, and borrow money for investment purposes (i.e., "leverage" its portfolio). These investment techniques are discussed under "Description of Securities and Investment Techniques."

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the Statement of Additional Information. Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.


Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in the securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates are securities representing part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid

                                      T-3


monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs, which are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in bankers' acceptances, which are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default.

                                      T-4


Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Fund's Investment Manager to determine that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Risk Factors" in the SAI. For a description of debt securities ratings, see the Appendix to the SAI.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue

                                      T-5


to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts and foreign currency futures contracts. Also, for hedging purposes only, the Fund may purchase and sell bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated is an important factor in the Fund's overall performance. The Investment Manager intends to manage the Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, the Investment Manager, may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign

                                      T-6


currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Manager's hedging strategies will be successful.

The Fund's annual portfolio turnover rates for the fiscal years ended December 31, 1995 and December 31, 1996 were 188.11% and 141.19%, respectively. The high portfolio turnover rate was due to bond maturities and rebalancing the portfolio to keep interest rate risk and country allocations as desired levels. Higher portfolio turnover may increase the Fund's transaction costs.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign

                                      T-7


economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's

                                      T-8


liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

Asset Composition Table. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. The table below shows the percentage of the Fund's assets invested in debt securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by the Investment Manager to be of comparable credit quality. The information was prepared based on a 12 month dollar weighted average of the portfolio compositions in the fiscal year ended December 31, 1996. The Appendix to the SAI includes a description of each rating category.

           S&P

        AAA............................................................. 78.45%
        AA+.............................................................  5.50%*
        A+..............................................................  4.56%*
        A...............................................................  0.38%
        A-..............................................................  1.20%
        BBB.............................................................  0.62%
        BBB-............................................................  0.87%*
        BB..............................................................  5.06%*
        BB-.............................................................  3.36%

  *Figures include securities, which are unrated by S&P, as follows:

        AA+.............................................................  2.05%
        A+..............................................................  0.27%
        BBB-............................................................  0.87%
        BB..............................................................  1.56%

It should be noted that the above ratings are not necessarily indicative of ratings of bonds at the time of purchase.


Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                                      T-9


                               PURCHASE OF SHARES

Class 2 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 2 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an insurance company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                      T-10


                                   EXCHANGES

Class 2 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc. TICI is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The lead portfolio manager of the Fund since 1993 is Thomas Latta, Vice President of TGBM. Mr. Latta joined the Templeton organization in 1991. He is the senior portfolio manager for developed markets fixed income and has research responsibilities for the core European markets. Mr. Latta is also responsible for internal fixed income systems development. Mr. Latta began working in the securities industry in 1981. His experience includes seven years with Merrill Lynch where he was part of an investment team to the Saudi Arabian Monetary Authority in Riyadh, Saudi Arabia. While at Merrill Lynch, Mr. Latta also acted as an advisor to investment managers concerning the modeling and application of interest rate strategies in fixed income portfolios. Mr. Latta attended the University of Missouri and New York University. Cindy New and Neil Devlin exercise secondary portfolio management responsibilities with respect to the Fund. Mr. Devlin, Executive Vice President of the Investment Manager, joined the Templeton organization in 1987 and has managed the Fund since May 1996. Prior to that time, he was a portfolio manager and bond analyst with Constitutional Capital Management of Boston, where he managed a portion of the Bank of New England's pension money, a number of trust and corporate pension accounts, and began and managed a mortgage-backed securities fund for the Bank. Before that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Devlin holds a BA from Brandeis University. Ms. New an analyst with the Investment Manager, joined the Templeton organization in 1993 and has managed the Fund since May 1996. Prior to that time, she was an auditor with the accounting firm of Deloitte and Touche. Ms. New maintains emerging markets research responsibilities for Africa, Developing Europe and the Middle East. Ms. New holds a masters in business administration degree from the University of Central Florida and a bachelor of science degree in accounting from the University of Florida.

MANAGEMENT FEES

For the fiscal year ended December 31, 1996, the Fund paid 0.50% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the

                                      T-11


sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.


During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were 0.68% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                                  DISTRIBUTION PLAN

Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these Contracts. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as the Fund or a Contract may require, or maintaining customer accounts and records. Payments under the Fund's Class 2 Rule 12b-1 Plan may not exceed 0.15% per year of Class 2's average daily net assets. Please see the SAI for additional information.



                                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities

                                      T-12


of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each Share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Account, as Shareholder of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.


                                      T-13


Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an insurance company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the separate account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-14





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[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
TEMPLETON INTERNATIONAL FUND

CLASS 2 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 2 shares of Templeton International Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 2 shares, which became available May 1, 1997, and is for use with Contacts that make Class 2 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

--------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
INVESTMENT OBJECTIVE AND POLICIES................ T-2
DESCRIPTION OF SECURITIES AND INVESTMENT
TECHNIQUES....................................... T-2
RISK FACTORS..................................... T-5
PURCHASE OF SHARES............................... T-7
NET ASSET VALUE.................................. T-8
REDEMPTION OF SHARES............................. T-8
EXCHANGES.......................................  T-8
MANAGEMENT OF THE TRUST.........................  T-8
DISTRIBUTION PLAN............................... T-10
DIVIDENDS AND DISTRIBUTIONS..................... T-10
FEDERAL INCOME TAX STATUS....................... T-10
OTHER INFORMATION............................... T-11
--------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. In pursuit of its investment objective, the Fund will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. Any income realized will be incidental. Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are unrated by any rating agency. See the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Risk Factors," below.

The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

For temporary defensive purposes, the Fund may invest without limit in commercial paper, certificates of deposit, bank time deposits in the currency of any nation, bankers' acceptances, U.S. Government securities, corporate debt obligations, and repurchase agreements with respect to these securities. The Fund may also enter into firm commitment agreements, purchase securities on a "when-issued" basis, invest in restricted securities, such as private placements, lend its portfolio securities and borrow money for investment purposes. See "Description of Securities and Investment Techniques."

The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. See "Description of Securities and Investment Techniques."

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the Statement of Additional Information.

Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in the various securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in bankers' acceptances, which are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund may hold cash and time deposits with banks in the currency of any major nation.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the near future. As a fundamental policy, the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Fund's Investment Manager to determine that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Risk Factors" in the SAI. For a description of debt securities ratings, see the Appendix to the SAI.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities law, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts and foreign currency futures contracts. Also, for hedging purposes only, the Fund may purchase and sell stock index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will also affect the price of the Shares of the Fund.

History reflects both decreases and increases in stock markets and currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Managers will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund may invest in companies with relatively small revenues and limited product lines. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. See "Investment
Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions. The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

Successful use of futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract is based and movements in the securities in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 2 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 2 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 2 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc., is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The lead portfolio manager for the Fund since July 1996 is Peter Nori. Mr. Nori, Vice President of TICI, completed Franklin's management training program before moving into portfolio research in 1990 as an equity analyst and co- portfolio manager of the Franklin Convertible Securities Fund. He has exercised secondary portfolio management responsibilities for the Fund since 1995. Mr. Nori's current responsibilities include covering the data processing/software, textile and apparel stocks, steel stocks and country coverage of Austria. He holds a B.A.degree in Finance and an M.B.A. with an emphasis in finance from the University of San Francisco and is a Chartered Financial Analyst. Gary Motyl and Stephen Oler exercise secondary portfolio management responsibilities. Mr. Motyl, Executive Vice President and Director of TICI, has been a security analyst and portfolio manager with TICI since 1981. His research responsibilities include the global automobile industry and country coverage of Germany. Prior to joining the Templeton organization, Mr. Motyl worked from 1974 to 1979 as a security analyst with Standard & Poor's Corporation,and from 1979 to 1981 was a research analyst and portfolio manager with Landmark First National Bank. Mr. Motyl holds a B.S. degree in Finance from Lehigh University and an M.B.A.from Pace University and is a Chartered Financial Analyst. Mr.Oler, Vice President of TICI, is a portfolio manager and research analyst whose research responsibilities include industry coverage of the global non-life insurance industry and country coverage of Mexico and Greece. Before joining the Templeton organization in 1996, Mr. Oler was a senior vice president at Baring Asset Management, where he was responsible for Latin American portfolio management and research. During his 11-year stay at Barings, he followed European equities from the London office, then moved in 1989 to the Boston office where he followed Canadian equities. Beginning in 1993 he devoted his full time to following Latin stocks. Mr. Oler received a master of philosophy degree in international relations from King's College, Cambridge University, and a B.A. degree with honors from the University of Pennsylvania in American history. He is a Chartered Financial Analyst.

MANAGEMENT FEES

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion.

For the fiscal year ended December 31, 1996, the Fund paid 0.47% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were 0.65% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                               DISTRIBUTION PLAN

Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these Contracts. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as the Fund or a Contract may require, or maintaining customer accounts and records. Payments under the Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% per year of Class 2's average daily net assets. Please see the SAI for additional information.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the

Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities laws.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Account, as Shareholder of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Account will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
TEMPLETON ASSET ALLOCATION FUND
CLASS 2 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 2 shares of Templeton Asset Allocation Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 2 shares, which became available May 1, 1997, and is for use with Contracts that make Class 2 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A statement of additional information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712

--------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
INVESTMENT OBJECTIVE AND POLICIES........ T-2
DESCRIPTION OF SECURITIES AND
INVESTMENT TECHNIQUES.................... T-2
RISK FACTORS............................. T-6
PURCHASE OF SHARES....................... T-8
NET ASSET VALUE.......................... T-9
REDEMPTION OF SHARES..................... T-9
EXCHANGES...............................  T-9
MANAGEMENT OF THE TRUST................. T-10
DISTRIBUTION PLAN....................... T-11
DIVIDENDS AND DISTRIBUTIONS............. T-11
FEDERAL INCOME TAX STATUS............... T-12
OTHER INFORMATION....................... T-13
--------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments. The mix of investments among these three market segments will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world. The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager") may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with the management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

There are no minimum or maximum percentages as to the amount of the Fund's assets which may be invested in each of the market segments. Except as noted below and under "Investment Restrictions" in the SAI, the Fund's Investment Manager has complete flexibility in determining the amount and nature of stock, debt securities or money market instruments in which the Fund may invest.

The Fund seeks investment opportunities in all types of securities issued by companies or governments of any nation. It has the flexibility to invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. The Fund may invest in collateralized mortgage obligations and restricted securities, lend its portfolio securities, and borrow money for investment purposes.

The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. The Fund may also invest in forward foreign currency exchange contracts and options on foreign currencies. See "Description of Securities and Investment Techniques."

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the SAI. Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.


                                      T-2


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs, which are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in dollar-denominated certificates of deposit of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund may hold cash and time deposits with banks in the currency of any major nation.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 15% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. Consistent with this limit the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Fund's Investment Manager to determine that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

                                      T-3


Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Risk Factors" in the SAI. For a description of debt securities ratings, see the Appendix to the SAI.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities law, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when

                                      T-4


sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts and foreign currency futures contracts. Also, for hedging purposes only, the Fund may purchase and sell stock index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated is an important factor in the Fund's overall performance. The Investment Manager intends to manage the Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, the

                                      T-5


Investment Manager, may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes. The Investment Manager generally does not actively hedge currency positions with respect to equity securities, believing that the costs outweigh the potential benefits. The Manager may, however, hedge where it believes it would be appropriate.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Manager's hedging strategies will be successful.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies -- Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in

                                      T-6


developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increase risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies -- Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 15% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. See "Investment Objectives and Policies -- Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions. The Fund may have difficulty disposing of certain high yielding obligations because there may

                                      T-7


be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

ASSET COMPOSITION TABLE

A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. The table below shows the percentage of the Fund's assets invested in debt securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by the Investment Manager to be of comparable credit quality. The information was prepared based on a 12 month dollar weighted average of the portfolio compositions in the fiscal year ended December 31, 1996. The Appendix to the SAI includes a description of each rating category.

        S&P
        AAA.............................................................. 23.68%
        AA...............................................................   .14%
        A................................................................   .05%
        BBB..............................................................   .25%
        BB...............................................................  3.66%
        BB-..............................................................  1.90%
        B+...............................................................  1.51%
        B................................................................  1.77%
        B-...............................................................   .05%

It should be noted that the above ratings are not necessarily indicative of ratings of bonds at the time of purchase.

Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 2 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 2 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material

                                      T-8


conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 2 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                                      T-9


                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc., is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The lead portfolio manager of the fixed income portion of the Fund since 1993 is Thomas Latta, Vice President of Templeton Global Bond Managers ("TGBM"), a division of TICI. Mr. Latta joined the Templeton organization in 1991. He is the senior portfolio manager for developed markets fixed income and has research responsibilities for the core European markets. Mr. Latta is also responsible for internal fixed income systems development. Mr. Latta began working in the securities industry in 1981. His experience includes seven years with Merrill Lynch where he was part of an investment team to the Saudi Arabian Monetary Authority in Riyadh, Saudi Arabia. While at Merrill Lynch, Mr. Latta also acted as an advisor to investment managers concerning the modeling and application of interest rate strategies in fixed income portfolios. Neil Devlin and William T. Howard Jr., exercise secondary portfolio management responsibilities with respect to the fixed income portion of the Fund. Mr. Devlin, Executive Vice President of TGBM, joined the Templeton organization in 1987. Prior to that time, he was a portfolio manager and bond analyst with Constitutional Capital Management of Boston, where he managed a portion of the Bank of New England's pension money, a number of trust and corporate pension accounts, and began and managed a mortgage-backed securities fund for the Bank. Before that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Howard holds a BA in international studies from Rhodes College and an MBA in finance from Emory University. He is a Chartered Financial Analyst and a member of the Financial Analyst Society. Before joining the Templeton Organization in 1993, Mr. Howard was a portfolio manager and analyst with the Tennessee Consolidated Retirement System in Nashville, Tennessee, where he was responsible for research and management of the international equity portfolio, and specialized in the Japanese equity market. As a portfolio manager and research analyst with Templeton, Mr. Howard's research responsibilities include the transportation, shipping, machinery and engineering industries worldwide. He is also responsible for country coverage of both Japan and New Zealand.

The lead portfolio manager for the equity portion of the Fund since 1995 is Gary Clemons, Vice President of TICI. He is a research analyst with responsibility for the financial services and telecommunications industry, as well as country coverage of Argentina and Sweden. Prior to joining the Templeton organization in 1993, Mr. Clemons worked as a research analyst for Structured Asset Management in New York, a subsidiary of Templeton International, where his duties included management of a small capitalization fund. He holds an M.B.A. with an emphasis on finance/investment banking from the University of Wisconsin and a B.S. from the University of Nevada-Reno. Peter Nori and William T. Howard Jr., exercise secondary portfolio management responsibilities for the equity portion of the Fund. Mr. Nori, Vice President of the Investment Manager, is a research analyst whose current responsibilities include covering data processing/software, textile and apparel stocks. Mr. Nori completed Franklin's management training program before moving into portfolio research in 1990 as an equity analyst and co-portfolio manager of the Franklin Convertible Securities Fund. He holds a B.S. degree in Finance and an M.B.A. with an emphasis in finance from the University of San Francisco. Mr. Howard's background is discussed above.

                                      T-10


MANAGEMENT FEES

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.65% of the Fund's average daily net assets up to $200 million, 0.585% of such net assets up to $1.3 billion, and 0.52% of such net assets over $1.3 billion.

For the fiscal year ended December 31, 1996, the Fund paid 0.48% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling
 .11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were .64% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                               DISTRIBUTION PLAN

Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these Contracts. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as the Fund or a Contract may require, or maintaining customer accounts and records. Payments under the Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% per year of Class 2's average daily net assets. Please see the SAI for additional information.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the

                                      T-11


same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                                      T-12


                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fee of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each Share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Accounts prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001 or (813) 823-8712.

                                      T-13


PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.


The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to determine total return for the Fund, see "Performance Information" in the SAI.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-14










[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND                 PROSPECTUS--MAY 1, 1997
TEMPLETON STOCK FUND

CLASS 2 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 2 shares of Templeton Stock Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 2 shares, which became available May 1, 1997, and is for use with Contacts that make Class 2 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

--------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
INVESTMENT OBJECTIVE AND POLICIES........ T-2
DESCRIPTION OF SECURITIES AND
INVESTMENT TECHNIQUES.................... T-2
RISK FACTORS............................. T-5
PURCHASE OF SHARES....................... T-7
NET ASSET VALUE.......................... T-8
REDEMPTION OF SHARES..................... T-8
EXCHANGES...............................  T-8
MANAGEMENT OF THE TRUST.................  T-8
DISTRIBUTION PLAN....................... T-10
DIVIDENDS AND DISTRIBUTIONS............. T-10
FEDERAL INCOME TAX STATUS............... T-10
OTHER INFORMATION....................... T-11
--------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world. In the pursuit of its investment objective, the Fund will normally maintain at least 65% of its assets in common and preferred stocks. The Fund may also invest in securities convertible into common stocks rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") and securities which are unrated by any rating agency. See the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. Current income will usually be a less significant factor in selecting investments for the Fund. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Risk Factors," below.

The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

For temporary defensive purposes, the Fund may invest without limit in commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities, corporate debt obligations, and repurchase agreements with respect to these securities. The Fund may also enter into firm commitment agreements, purchase securities on a "when-issued" basis, invest in restricted securities, such as private placements, borrow money for investment purposes and lend its portfolio securities. See "Description of Securities and Investment Techniques."

The Fund may also purchase and sell stock index futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. See "Description of Securities and Investment Techniques."

The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the Statement of Additional Information.

Those investment restrictions so designated and the investment objective of the Fund are "fundamental policies" of the Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of the Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

Certain types of investments and investment techniques are described in greater detail under "Description of Securities and Investment Techniques" in this Prospectus and also in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in bankers' acceptances, which are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. As a fundamental policy, the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid
 . Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Fund's Investment Manager to determine that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Risk Factors" in the SAI. For a description of debt securities ratings, see the Appendix to the SAI.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis. New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of each Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS

Also, for hedging purposes only, the Fund may purchase and sell stock index futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets, the prevailing rate of interest, and currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund may invest in companies with relatively small revenues and limited product lines. Smaller capitalization companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, smaller companies may suffer significant losses, as well as realize substantial growth.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

Successful use of stock index futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for futures contracts may not be available when a position is sought to be closed. Successful use of futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 2 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 2 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 2 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc., is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The lead portfolio manager for the Fund since 1995 is Mark R. Beveridge. Mr. Beveridge, Vice President of TICI, joined the Templeton organization in 1985. He has responsibility for the industrial component appliances/household durables industries, and has market coverage of Argentina, Denmark and Thailand. Prior to joining the Templeton organization, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He has a Bachelors Degree in Business Administration with emphasis in finance from the University of Miami.

William T. Howard Jr., Vice President of TICI and Howard J. Leonard, Senior Vice President of TICI, exercise secondary portfolio management responsibilities. Mr. Howard holds a BA in international studies from Rhodes College and an MBA in finance from Emory University. He is a Chartered Financial Analyst and a member of the Financial Analyst Society. Before joining the Templeton Organization in 1993, Mr. Howard was a portfolio manager and analyst with the Tennessee Consolidated Retirement System in Nashville, Tennessee, where he was responsible for research and management of the international equity portfolio, and specialized in the Japanese equity market. As a portfolio manager and research analyst with Templeton, Mr. Howard's research responsibilities include the transportation, shipping, machinery and engineering industries worldwide. He is also responsible for country coverage of both Japan and New Zealand. He has managed the Fund since June 1996. Mr. Leonard has research responsibilities for the global forest products, money management and airline industries, and coverage of Indonesia, Switzerland, Brazil and India. Prior to joining the Templeton organization in 1989, Mr. Leonard was director of investment research at First Pennsylvania Bank, where he was responsible for equity and fixed income research activities and its proxy voting service for large pension plan sponsors. He also previously worked at Provident National Bank as a security analyst. Mr. Leonard holds a B.B.A. in Finance and Economics from Temple University.

MANAGEMENT FEES

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion.

For the fiscal year ended December 31, 1996, the Fund paid 0.47% of its average daily net assets in management fees.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue,
St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses were 0.65% of the Fund's daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                               DISTRIBUTION PLAN

Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these Contracts. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as the Fund or a Contract may require, or maintaining customer accounts and records. Payments under the Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% per year of Class 2's average daily net assets. Please see the SAI for additional information.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S.

Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each Share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Account will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
TEMPLETON DEVELOPING MARKETS FUND

CLASS 2 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 2 shares of Templeton Developing Markets Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations. The Fund seeks long-term capital appreciation by investing in securities of issuers of countries having developing markets. The Fund is subject to the heightened foreign securities investment risks that accompany foreign developing markets and an investment in the Fund may be considered speculative. See "Risk Factors".

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 2 shares, which became available May 1, 1997, and is for use with Contacts that make Class 2 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.


--------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE
---------------------
INVESTMENT OBJECTIVE AND POLICIES........ T-2
INVESTMENT TECHNIQUES.................... T-3
RISK FACTORS............................. T-6
PURCHASE OF SHARES....................... T-8
NET ASSET VALUE.......................... T-8
REDEMPTION OF SHARES..................... T-9
EXCHANGES...............................  T-9
MANAGEMENT OF THE TRUST.................  T-9
DISTRIBUTION PLAN....................... T-11
DIVIDENDS AND DISTRIBUTIONS............. T-11
FEDERAL INCOME TAX STATUS............... T-11
OTHER INFORMATION....................... T-12
--------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in countries having developing markets. It is currently expected that under normal conditions at least 65% of the Fund's total assets will be invested in developing market equity securities. The Fund and its investment manager, Templeton Asset Management Ltd. (the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not included in this category include Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Iceland Luxembourg and Switzerland. In addition, as used in this Prospectus, developing market equity securities means (i) equity securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or ervices produced in such developing market countries or sales made in such developing market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, a developing market country. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depositary Receipts("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). Determinations as to eligibility will be made by the Investment Manager based on publicly available information and inquiries made to the companies. (See "Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies.) The Fund will at all times, except during defensive periods, maintain investments in at least three countries having developing markets.

The Fund seeks to benefit from economic and other developments in developing markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain countries, particularly the emerging market countries which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature developing markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

For capital appreciation, the Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits, bankers' acceptances and structured investments) which are rated at least C by Moody's Investors Service, Inc. ("Moody's") or C by Standard & Poor's Corporation ("S&P") or unrated debt securities deemed to be of comparable quality by the Investment Manager. See "Risk Factors." As an operating policy, which may be changed by the Board of Trustees, the Fund will not invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. For a description of debt securities ratings, see the Appendix to the SAI.

The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, the Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to- day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.

                                      T-2


When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Investment Techniques Temporary Investments."

The Fund does not emphasize short-term trading profits and usually expects to have an annual portfolio turnover rate not exceeding 50%. The Fund is subject to investment restrictions that are described under the heading "Investment Restrictions" in the Statement of Additional Information. Those investment restrictions so designated are "fundamental policies" of the Trust, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, meaning that the Board of Trustees may change them without Shareholder approval.

                             INVESTMENT TECHNIQUES

The Fund is authorized to use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

TEMPORARY INVESTMENTS

For temporary defensive purposes, the Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.

BORROWING

The Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under federal securities laws, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

LOANS OF PORTFOLIO

Securities The Fund may lend to broker-dealers and banks, portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

                                      T-3


OPTIONS ON SECURITIES OR INDICES

The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option to generate income, and will do so only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated is an important factor in the Fund's overall performance. The Investment Manager intends to manage the Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, the Investment Manager, may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes. The Investment Manager generally does not actively hedge currency positions with respect to equity securities, believing that the costs outweigh the potential benefits. The Manager may, however, hedge where they believe it would be appropriate.

The Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund will generally enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the ability to meet redemption requests. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter. There is no assurance that the Investment Manager's hedging strategies will be successful.


                                      T-4


CLOSED-END INVESTMENT COMPANIES

Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Subject to federal securities laws, the Fund may invest in securities of closed-end investment companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares of closed-end investment companies, Shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

FUTURE CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with federal securities laws. See "Investment Objective and Policies--Futures Contracts" in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.

REPURCHASE AGREEMENTS

For temporary defensive purposes and for cash management purposes, the Fund may enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement the Fund acquires a security from a U.S. bank or a registered broker-dealer who simultaneously agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under federal securities laws, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

DEPOSITARY RECEIPTS

ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.


                                      T-5


                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may reoccur unpredictably in the future.

Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

FOREIGN INVESTMENTS

The Fund has the right to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of interest and dividends at the source. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

                                      T-6


In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of any of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

HIGH-RISK DEBT SECURITIES

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. (See Appendix to SAI for a description of debt securities ratings.) As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions. The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in the Fund's portfolio is changed by the rating service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security. As a fundamental policy, the Fund will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

FOREIGN CURRENCY EXCHANGE

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

                                      T-7


LEVERAGE

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

FUTURES CONTRACTS AND RELATED OPTIONS

Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 2 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 2 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different insurance companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                                      T-8


                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 2 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Templeton Asset Management Ltd. ("Templeton Singapore") a Singapore corporation with offices 7 Temasek Blvd. # 38-03, Suntec Tower One, Singapore, 038987. Templeton Singapore manages the Fund's assets and makes its investment decisions. Templeton Singapore also performs similar services for other funds. Templeton Singapore is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together Templeton Singapore and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. Templeton Singapore and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

J. Mark Mobius, Ph.D.
Managing Director and Portfolio Manager
Templeton Asset Management Ltd.

                                      T-9


Dr. Mobius holds a Doctor of Philosophy degree in economics and political science from the Massachusetts Institute of Technology. He earned his Bachelor's and Master's degrees from Boston University. He is a member of several industry-related associations. Dr. Mobius joined the the Franklin Templeton Group in 1987 and has managed the Developing Markets Fund from inception.

H. Allan Lam
Portfolio Manager and Analyst
Templeton Asset Management Ltd.

Mr. Lam holds a Bachelors of Arts degree in accounting from Rutgers University. He has had extensive auditing experience with Deloitte Touche & Tohmatsu and KPMG Peat Marwick. He joined the Franklin Templeton Group in 1987 and has managed the Developing Markets Fund from inception.

Tom Wu
Director, Portfolio Manager, and Analyst
Templeton Asset Management Ltd.

Mr. Wu holds a Master of Business Administration degree from the University of Oregon. He earned a Bachelor of Social Science Degree in economics from the University of Hong Kong. Prior to joining the Franklin Templeton Group, in 1987, he was a stockbroker at Vickers da Costa Hong Kong Ltd. He has managed the Developing Markets Fund from inception.

Dennis Lim
Vice President, Portfolio Manager
Templeton Asset Management Ltd.

Mr. Lim holds a Master of Science degree in Management (Finance Analysis), from the University of Wisconsin-Milwaukee, (Beta Gamma Sigma, Delta Chapter of Wisconsin). He earned a Bachelor of Science degree in building engineering from the National University of Singapore. Prior to joining the Franklin Templeton Group, in 1990, he worked for the Government of Singapore's Ministry of National Development. He has managed the Fund since February 1996.

Eddie Chow
Investment Analyst
Templeton Asset Management Ltd.

Mr. Chow holds a Master of Business Administration degree from the University of Wisconsin-Milwaukee. Prior to joining the Franklin Templeton Group in, 1994, he worked for many years in the finance and banking industry. He has managed the Fund since February 1996.

Tek-Khoan Ong
Portfolio Manager
Tempelton Asset Management Ltd.

Mr. Ong holds a Masters of Business Administration degree from the Wharton School, graduating with honors and on the director's list. He earned a Bachelor of Science degree in computing science and a Bachelor of Science degree, with honors, both from Imperial College, University of London, UK. Prior to joining the Franklin Templeton Group, in 1993, he worked for the Monetary Authority of Singapore (Singapore's central bank) for five years. He has managed the Fund since February 1996.

MANAGEMENT FEES

For the fiscal year ended December 31, 1996, management fees, before any advance waiver, totaled 1.25% of the Fund's average daily net assets. The fee paid by the Fund is higher than the advisory fees paid by most other U.S. investment companies primarily because investing in equity securities in developing markets, which are not widely followed by professional analysts, requires the Investment Manager to invest additional time and incur added expense in developing specialized resources, including research facilities. During 1996, under an agreement by the Investment Manager to limit is fees, the Fund paid management fees totaling 1.17% of its average daily net assets. The Investment Manager does not expect to continue this arrangement in 1997.

                                      T-10


PORTFOLIO TRANSACTIONS

Templeton Singapore tries to obtain the best execution on all transactions. If Templeton Singapore believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

During the fiscal year ended December 31, 1996, administration fees totaling 0.11% of the average daily net assets of the Trust were paid to the Administrator. Please see "Fund Administrator" in the SAI for more information.

TOTAL EXPENSES

During the fiscal year ended December 31, 1996, the total fund operating expenses before the management fee waiver described above, were 1.78% of the Fund's average daily net assets; after this waiver, these expenses were 1.70% of the daily net assets.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                               DISTRIBUTION PLAN

Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these Contracts. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as the Fund or a Contract may require, or maintaining customer accounts and records. Payments under the Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% per year of Class 2's average daily net assets. Please see the SAI for additional information.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). The Fund so qualifying generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that,

                                      T-11


at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the Statement of Additional Information for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the Prospectus for the applicable

Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S.Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Funds underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

                                      T-12


The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass- through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an insurance company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the separate account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

                                      T-13


The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

                             STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-14











[LOGO]


TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
FRANKLIN GROWTH INVESTMENTS FUND
CLASS 2 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 2 shares of Franklin Growth Investments Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 2 shares, which became available May 1, 1997, and is for use with Contracts that make Class 2 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE                                             PAGE
-----------------                         ----                                             ----
INVESTMENT OBJECTIVE AND POLICIES........ T-2     EXCHANGES...............................  T-8
DESCRIPTION OF SECURITIES AND                     MANAGEMENT OF THE TRUST.................  T-8
INVESTMENT TECHNIQUES.................... T-2     DISTRIBUTION PLAN.......................  T-9
RISK FACTORS............................. T-5     DIVIDENDS AND DISTRIBUTIONS............. T-10
PURCHASE OF SHARES....................... T-7     FEDERAL INCOME TAX STATUS............... T-10
NET ASSET VALUE.......................... T-7     OTHER INFORMATION....................... T-11
REDEMPTION OF SHARES..................... T-7     STATEMENTS AND REPORTS.................. T-12
------------------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The primary investment objective of the Franklin Growth Investments Fund is capital appreciation. Current income is only a secondary consideration in selecting portfolio securities.

Under normal market conditions, the Fund will invest primarily (at least 65% of assets) in equity securities, including common and preferred stocks, or securities convertible into common stocks, which are believed to offer favorable possibilities for capital appreciation, but some of which may yield little or no current income. The Fund's assets may be invested in shares of common or capital stock traded on any national securities exchange or over-the-counter, in convertible securities or, for temporary or defensive purposes, in cash and money market instruments. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available. Stocks and other equity securities representing ownership interests in corporations have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term.

The Investment Manager will generally make long-term investments in equity securities which have been selected based upon fundamental and quantitative analysis. Following these policies, the Fund will typically invest predominantly in equity securities issued by large-cap or mid-cap U.S. companies, which have market capitalizations of $1 billion or more. It may also invest in smaller capitalization companies, which may be subject to different and greater risks, but there is no present intention of investing more than 20% of the Fund's assets in such securities. As an operating policy, the Fund currently intends to invest no more than 15% of its assets in foreign securities, including Depository Receipts.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

BORROWING

The Fund may borrow up to 33 1/3% of the value of its net assets to increase its holdings of portfolio securities. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

The convertible debt obligations in which the Fund may invest are subject to the same rating criteria and investment policies as the Fund's investments in debt obligations.

                                      T-2


However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. For these reasons, convertible preferred stocks are treated as preferred stocks for the Fund's financial reporting, credit rating, and investment limitation purposes.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

The Fund does not currently intend to invest more than 5% of its assets in bonds rated BB or lower by Standard & Poors or Ba or lower by Moody's, or in unrated bonds of similar quality as determined by the Investment Manager, commonly referred to as "junk bonds." Junk bonds are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. See "Risk Factors," below. For a description of debt securities ratings, see the Appendix to the SAI.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.


LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

PORTFOLIO TURNOVER

The Fund anticipates its annual portfolio turnover rate generally will not exceed 100%, but thus expected rate is not a limiting factor in the operation of the Fund's portfolio.

                                      T-3


OPTION CONTRACTS

The Fund may also write covered call options and purchase put options on securities. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premiums paid for such options would exceed 5% of its total assets at the time of purchase. In general, the Fund will use options primarily for hedging purposes, that is, in an attempt to reduce or control certain types of risks. There is no guarantee, however, that these transactions will be successful. In addition, these transactions may expose the Fund to risks related to counterparty creditworthiness, illiquidity, and increased expenses.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable.

No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 10% of the Fund's total assets. Such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act or to foreign securities which are offered or sold outside the United States where the Managers determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. For additional details, see the SAI.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

TEMPORARY INVESTMENTS

In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, the Fund may establish a temporary defensive position by investing in Money Market Instruments. The Fund may therefore invest up to 100% of its net assets in short-term debt securities including, for example, U.S. Government Securities, bank obligations, and the highest quality commercial paper, or in repurchase agreements, as described above. The Fund may also invest in non-U.S. currency and short-term instruments denominated in non-U.S. currencies for temporary defensive purposes.

Any decision to withdraw substantially, and, for a sustained period of time, from the Fund's investment policies based on its investment objectives, as described above, will be reviewed by the Board of Trustees. It is not possible to predict with any certainty when or for how long the Fund will employ defensive strategies.


                                      T-4


                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. The Investment Manager currently expects that such investments will not exceed 15% of the Fund's assets. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent

                                      T-5


investment quality as determined by the Investment Manager. The Fund currently intends, however, to invest no more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.
The Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

The Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. These are typically companies which have a market capitalization of less than $1 billion. Investing in securities of small companies may offer greater potential for capital appreciation since they are often overlooked by investors or undervalued in relation to their earnings power. Securities of unseasoned companies may present greater risks than securities of larger, more established companies. Small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative.

Historically, the smaller capitalization stocks have been more volatile in price than the larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the net asset value of a Fund which invests a substantial portion of its net assets in small company stocks may be more volatile than the shares of a fund that invests solely in larger capitalization stocks.

Options contracts are subject to special risk considerations and transaction costs. A liquid secondary market for these contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of these contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                                      T-6


                               PURCHASE OF SHARES

Class 2 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of the Fund's Class 2 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                      T-7


                                   EXCHANGES

Class 2 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER

Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California, 94404, is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. The Investment Manager also performs similar services for other funds. Advisers is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together the Investment Manager and its affiliates manage over $179 billion in assets. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

Conrad B. Herrmann
Portfolio Manager
Franklin Advisers, Inc.

Mr. Herrmann holds a Master of Business Administration degree from Harvard University and a Bachelor of Arts degree from Brown University. Mr. Herrmann is a Chartered Financial Analyst has been with the Franklin Templeton Group since 1989 and prior thereto was Vice President and General Manager of Aquila Management. He will manage the Fund from inception.

Vivian J. Palmieri
Portfolio Manager
Franklin Advisers, Inc.

Mr. Palmieri holds a Bachelor of Arts degree in economics from Williams College. He has been with the Franklin Templeton Group since 1965. Mr. Palmieri will manage the Fund from inception.

Kei Yamamoto
Portfolio Manager
Franklin Advisers, Inc.

Ms. Yamamoto is a Chartered Financial Analyst and has a Master of Science degree and a Bachelor of Science degree in material science and engineering from the Massachusetts Institute of Technology. Prior to joining the Franklin Templeton Group in 1994, Ms Yamamoto worked at Goldman Sachs & Co. as a financial analyst and at Wasserstein Perella & Co. as an associate and vice president. Ms Yamamoto will manage the Fund from inception.

                                      T-8


Kevin Carrington
Portfolio Manager
Franklin Advisers, Inc.

Mr. Carrington is a Charter Financial Analyst and holds a Bachelor of Science degree in business administration from California State University at Chico. He has been with the Franklin Templeton Group since 1992 and will manage the Fund from inception.

MANAGEMENT FEES

For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund, reduced to 0.50% of such assets in excess of $200 million, to 0.40% of such assets in excess of $1.3 billion.

PORTFOLIO TRANSACTIONS

The Investment Manager tries to obtain the best execution on all transactions. If the Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

For its services the Administrator receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Fund and other funds in the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc. ("Distributors"), 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                               DISTRIBUTION PLAN

Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these Contracts. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as the Fund or a Contract may require, or maintaining customer accounts and records. Payments under the Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% per year of Class 2's average daily net assets. Please see the SAI for additional information.

                                      T-9


                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

                                      T-10


In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Accounts prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the

                                      T-11


Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

                             STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-12









[LOGO]


TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
MUTUAL DISCOVERY INVESTMENTS FUND
CLASS 2 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 2 shares of Mutual Discovery Investments Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 2 shares, which became available May 1, 1997, and is for use with Contracts that make Class 2 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

---------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE                                                PAGE
-----------------                         ----                                                ----
INVESTMENT OBJECTIVE AND POLICIES........  T-2       MANAGEMENT OF THE TRUST................. T-12
DESCRIPTION OF SECURITIES AND INVESTMENT             DISTRIBUTION PLAN....................... T-14
TECHNIQUES...............................  T-4       DIVIDENDS AND DISTRIBUTIONS............. T-14
RISK FACTORS.............................  T-9       FEDERAL INCOME TAX STATUS............... T-15
PURCHASE OF SHARES....................... T-11       OTHER INFORMATION....................... T-16
NET ASSET VALUE.......................... T-12       STATEMENTS AND REPORTS.................. T-17
REDEMPTION OF SHARES..................... T-12       APPENDIX................................ T-17
EXCHANGES................................ T-12
---------------------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Mutual Discovery Investments Fund is capital appreciation.

PORTFOLIO INVESTMENTS

Under normal market conditions, the Fund invests in domestic and foreign equity securities, including common and preferred stocks and securities convertible into common stocks, as well as debt obligations of any quality. Debt obligations may include securities or indebtedness issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities or money market instruments. The Fund may invest in securities from any size issuer, and may invest a substantial portion of its assets in securities of small capitalization issuers, which have market capitalizations of less than $1 billion. Securities of foreign or small cap issuers may be subject to different and greater risks, as discussed below. The Fund may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund also seeks to invest in securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Indebtedness"), including without limitation loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.

SELECTION OF PORTFOLIO INVESTMENTS

The Fund's general policy is to invest in securities which, in the opinion of its Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

The Fund generally purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Fund may itself seek to influence or control management or may invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

FOREIGN INVESTMENTS

The Fund may purchase securities in any foreign country, developed or undeveloped, and currently expects to invest up to 50% or more of its total assets in foreign securities, including sponsored or unsponsored Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. Investments in foreign developing markets involve heightened risks relating to the smaller size and lesser liquidity of those markets. Investors should consider carefully the substantial risks involved in investing in foreign securities, risks that are heightened in developing markets. See "Risk Factors" below and in the SAI.

CURRENCY TECHNIQUES

The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or

                                      T-2


currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "RISK FACTORS."

RISKS ASSOCIATED WITH SMALL CAP INVESTMENTS

Securities of smaller companies, particularly if they are unseasoned, present greater risks than securities of larger, more established companies. The smaller companies in which the Fund invests are often not well known, may often trade at a discount and may not be followed by institutions. The companies may have relatively small revenues, limited product lines, and a small share of the market for their products or services. Small cap companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative. Besides exhibiting greater volatility, small cap company stocks may fluctuate independently of larger company stocks. See also "Risk Factors."

CREDIT QUALITY

Debt obligations (including Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for S&P). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

Higher yields are generally available from securities in the higher risk, lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. Because of the Fund's policy of investing in lower rated, higher risk debt obligations, an investment in the Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding obligations. Accordingly, investors considering the Fund should evaluate their overall investment goals and tolerance for risk. See "Risk Factors" and Appendix.

DEFAULTED DEBT OBLIGATIONS

The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

OTHER INVESTMENT POLICIES

While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more

                                      T-3


than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.

Under the policies discussed in "Description of Securities and Investment Techniques," "Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

BORROWING

The Fund may borrow up to 33 1/3% of the value of its net assets to increase its holdings of portfolio securities or for temporary purposes. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The convertible debt obligations in which the Fund may invest are subject to the same rating criteria and investment policies as the Fund's investments in debt obligations. The issuer of a convertible security may be important in

                                      T-4


determining the security's market value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for the Fund's financial reporting, credit rating, and investment limitation purposes.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. See "Risk Factors," below. For a description of debt securities ratings, see the Appendix.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in dollar-denominated certificates of deposit of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund may hold cash and time deposits with banks in the currency of any major nation.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs, which are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

COMMERCIAL PAPER

The Fund may invest in commercial paper, regardless of its rating. Commercial paper includes short-term unsecured promissory notes issued or guaranteed by domestic or foreign corporations with a maximum maturity of 270 days. See the Appendix in the SAI for a description of credit ratings.

                                      T-5


U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated is an important factor in the Fund's overall performance. The Investment Manager, may make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the

                                      T-6


dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Manager's hedging strategies will be successful.

LOAN PARTICIPATIONS

The Fund may acquire loan participations and other direct or indirect bank obligations ("Loan Participations"), in which it will purchase from a lender a portion of a larger loan which the lender has made to a borrower. Generally Loan Participations are sold without guarantee or recourse to the lending institution, and are subject to the credit risks of both the borrower and the lending institution. They may enable the Fund to acquire an interest in a loan from a financially strong borrower which it could not do directly. While Loan Participations generally trade at par value, the Fund may buy Loan Participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participations may appreciate in value. Loan Participations may have speculative characteristics, and may be illiquid and/or in default

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

OPTIONS AND FUTURES CONTRACTS

The Fund may invest in purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, and may purchase and sell financial futures contracts and options thereon. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premiums paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will not purchase or sell futures contracts or options on futures contracts if immediately thereafter the aggregate amount of initial margin deposits on all the futures positions of the Fund and premiums paid on options on futures contracts would exceed 5% of the market value of the total assets of the Fund.

In general, the Fund will use futures and options primarily for hedging purposes, that is, in an attempt to reduce or control certain types of risks. There is no guarantee, however, that these transactions will be successful. In addition, these transactions may expose the Fund to risks related to counterparty creditworthiness, illiquidity, and increased expenses. A detailed discussion of these transactions and their risks appears in the SAI. The Fund does not currently expect to make significant use of these transactions, except to manage currency risk.

PORTFOLIO TURNOVER

The Fund anticipates its annual portfolio turnover rate generally will not exceed 100%, but thus expected rate is not a limiting factor in the operation of the Fund's portfolio.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may

                                      T-7


experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable.

No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act or to foreign securities which are offered or sold outside the United States where the Managers determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. For additional details, see the SAI.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

TEMPORARY INVESTMENTS

In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, the Fund may establish a temporary defensive position by investing in money market instruments and short-term debt securities including, for example, U.S. Government Securities, bank obligations, and the highest quality commercial paper, or in repurchase agreements, as described above. The Fund may also invest in non-U.S. currency and short-term instruments denominated in non-U.S. currencies for temporary defensive purposes.

Any decision to withdraw substantially, and, for a sustained period of time, from the Fund's investment policies based on its investment objectives, as described above, will be reviewed by the Board of Trustees. It is not possible to predict with any certainty when or for how long the Fund will employ defensive strategies.

TRADE CLAIMS

Trade claims are purchased from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For purchasers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid as there is a secondary market but the Board of Trustees will monitor their liquidity.

An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy laws and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis (in the case of GNMA Certificates, a "To-Be-Announced" basis). Such securities are subject to market fluctuations prior to delivery to the Fund and generally do not earn interest until their scheduled delivery date. When the Fund is the buyer in such transactions, it will segregate cash or liquid securities, having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed

                                      T-8


delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies, and not for the purpose of investment leverage. Nonetheless, purchases of securities on such basis may involve more risk than other types of purchases, for example, counterparty delivery risk. If the seller fails to complete the transaction, the Fund may miss a price or yield considered advantageous.

                                  RISK FACTORS

GENERAL

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

FOREIGN INVESTMENTS

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon.

The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.


                                      T-9


Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies--Risk Factors" in the SAI.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

LOWER RATED DEBT OBLIGATIONS

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. See the Appendix for descriptions of debt securities rated by S&P and Moody's.

High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

A Fund may have difficulty disposing of certain lower-rated obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

                                      T-10


SMALL CAPITALIZATION ISSUERS

The Fund may invest in securities of small capitalization companies which have market capitalizations of less than $1 billion. Investing in securities of small companies may offer greater potential for capital appreciation since they are often overlooked by investors or undervalued in relation to their earnings power. Securities of unseasoned companies may present greater risks than securities of larger, more established companies. Small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative.

Historically, the small capitalization stocks have been more volatile in price than the larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the net asset value of a Fund which invests a substantial portion of its net assets in small company stocks may be more volatile than the shares of a fund that invests solely in larger capitalization stocks.

OTHER RISKS

Successful use of forward contracts, options and futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 2 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the insurance company Separate Account for more information on the purchase of Fund's Class 2 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an insurance company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                      T-11


                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your insurance company's Separate Account for information on how to redeem Shares of the Fund.

                                   EXCHANGES

Class 2 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one fund and a purchase of shares of one or more of the other funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

                              INVESTMENT MANAGERS

INVESTMENT MANAGER

Franklin Mutual Advisers, Inc., 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. The Investment Manager also performs similar services for other funds. Franklin Mutual is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together The Investment

                                      T-12


Manager and its affiliates manage over $179 billion in assets. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

Michael F. Price Chief Executive Officer and President Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in business administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.

Peter Langerman Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Jeffrey Altman Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Robert Friedman Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Raymond Garea Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. Mr. Garea has also been a Manager (Director) of MB Metroplis L.L.C. since 1994. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

                                      T-13


Lawrence Sondike Senior Vice President Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.

MANAGEMENT FEES

For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.80% of the average daily net assets of the Fund.

PORTFOLIO TRANSACTIONS

The Investment Manager tries to obtain the best execution on all transactions. If the Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

For its services the Administrator receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Fund and other funds in the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc. ("Distributors"), 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                               DISTRIBUTION PLAN

Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these Contracts. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as the Fund or a Contract may require, or maintaining customer accounts and records. Payments under the Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% per year of Class 2's average daily net assets. Please see the SAI for additional information.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

                                      T-14


Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                                      T-15


                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the separate account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030--toll free telephone (800) 774-5001 or (813) 823-8712.

                                      T-16


PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

                             STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS*

MOODY'S

Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A--Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      T-17


Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C--Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

                                      T-18


A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                      T-19








[LOGO]


TEMPLETON VARIABLE PRODUCTS SERIES FUND               PROSPECTUS -- MAY 1, 1997
MUTUAL SHARES INVESTMENTS FUND
CLASS 2 SHARES

-------------------------------------------------------------------------------

This Prospectus offers only Class 2 shares of Mutual Shares Investments Fund ("Fund"), a diversified series of Templeton Variable Products Series Fund (the "Trust"), an open-end, management investment company. It contains information that a prospective investor should know before investing.

Shares of the Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain series or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

The Fund has two classes of shares: Class 1 and Class 2. This prospectus offers only Class 2 shares, which became available May 1, 1997, and is for use with Contracts that make Class 2 shares available. For more information about the Fund's classes, see "Other Information--Capitalization and Voting Rights," below.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling 1-800-774-5001 or 1-813-823-8712.

---------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                         PAGE                                                PAGE
-----------------                         ----                                                ----
INVESTMENT OBJECTIVE AND POLICIES........  T-2       MANAGEMENT OF THE TRUST................. T-12
DESCRIPTION OF SECURITIES AND INVESTMENT             DISTRIBUTION PLAN....................... T-14
TECHNIQUES...............................  T-4       DIVIDENDS AND DISTRIBUTIONS............. T-14
RISK FACTORS.............................  T-9       FEDERAL INCOME TAX STATUS............... T-14
PURCHASE OF SHARES....................... T-11       OTHER INFORMATION....................... T-15
NET ASSET VALUE.......................... T-11       STATEMENTS AND REPORTS.................. T-16
REDEMPTION OF SHARES..................... T-11       APPENDIX................................ T-17
EXCHANGES................................ T-12
---------------------------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

The principal investment objective of the Mutual Shares Investments Fund is capital appreciation, with income as a secondary objective.

PORTFOLIO INVESTMENTS

Under normal market conditions, the Fund invests primarily in domestic equity securities, including common and preferred stocks and securities convertible into common stocks, as well as debt obligations of any quality. Debt obligations may include securities or indebtedness issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities or Money Market Instruments. The Fund may invest in securities from any size issuer, including smaller capitalization companies, which may be subject to different and greater risks. See "Risk Factors, Small Capitalization Issuers." It will tend to invest, however, in securities of issuers with market capitalizations in excess of $500 million. It may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

The Fund also seeks to invest in securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Indebtedness"), including without limitation, loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.

SELECTION OF PORTFOLIO INVESTMENTS

The Fund's general policy is to invest in securities which, in the opinion of the Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

The Fund generally purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Fund may itself seek to influence or control management or may invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

CREDIT QUALITY

Debt obligations (including Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for S&P). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost.

                                      T-2


However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

Higher yields are generally available from securities in the higher risk, lower rating categories of S&P or Moody's; however, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. Because of the Fund's policy of investing in lower rated, higher risk debt obligations, an investment in the Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding obligations. Accordingly, investors considering the Fund should evaluate their overall investment goals and tolerance for risk. See "Risk Factors" and Appendix.

DEFAULTED DEBT OBLIGATIONS

The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

FOREIGN INVESTMENTS

Although the Fund reserves the right to purchase securities in any foreign country, developed or undeveloped, the Fund's current investment strategy is to invest primarily in domestic securities, with no more than 10% of its total assets in foreign securities, including sponsored or unsponsored Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund's investments in foreign securities involve risks related to currency fluctuations and political uncertainty. See "Risk Factors" below and the SAI.

CURRENCY TECHNIQUES

The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "Risk Factors."

OTHER INVESTMENT POLICIES

While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.

Under the policies discussed in "Description of Securities and Investment Techniques," "Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.

                                      T-3


              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

BORROWING

The Fund may borrow up to 33 1/3% of the value of its net assets to increase its holdings of portfolio securities or for temporary purposes. Under federal securities laws, the Fund may borrow from banks only, and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The convertible debt obligations in which the Fund may invest are subject to the same rating criteria and investment policies as the Fund's investments in debt obligations. The issuer of a convertible security may be important in determining the security's market value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for the Fund's financial reporting, credit rating, and investment limitation purposes.

DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial

                                      T-4


paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. See "Risk Factors," below. For a description of debt securities ratings, see the Appendix.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in dollar-denominated certificates of deposit of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund may hold cash and time deposits with banks in the currency of any major nation.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs, which are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

COMMERCIAL PAPER

The Fund may invest in commercial paper, regardless of its rating. Commercial paper includes short-term unsecured promissory notes issued or guaranteed by domestic or foreign corporations with a maximum maturity of 270 days. See the Appendix in the SAI for a description of credit ratings.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

                                      T-5


DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by the Fund are denominated can be a factor in the Fund's overall performance. The Investment Manager, may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There can be no assurance that the Investment Manager's hedging strategies will be successful.

LOAN PARTICIPATIONS

The Fund may acquire loan participations and other direct or indirect bank obligations ("Loan Participations"), in which it will purchase from a lender a portion of a larger loan which the lender has made to a borrower. Generally Loan Participations are sold without guarantee or recourse to the lending institution, and are subject to the credit risks of both the borrower and the lending institution. They may enable the Fund to acquire an interest in a loan from a financially strong borrower which it could not do directly. While Loan Participations generally trade at par value, the Fund may buy some Loan Participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participations may appreciate in value. Loan Participations may have speculative characteristics, and may be illiquid and/or in default.

                                      T-6


LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

OPTIONS AND FUTURES CONTRACTS

The Fund may invest in purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, and may purchase and sell financial futures contracts and options thereon. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premiums paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will not purchase or sell futures contracts or options on futures contracts if immediately thereafter the aggregate amount of initial margin deposits on all the futures positions of the Fund and premiums paid on options on futures contracts would exceed 5% of the market value of the total assets of the Fund.

In general, the Fund will use futures and options primarily for hedging purposes, that is, in an attempt to reduce or control certain types of risks. There is no guarantee, however, that these transactions will be successful. In addition, these transactions may expose the Fund to risks related to counterparty creditworthiness, illiquidity, and increased expenses. A detailed discussion of these transactions and their risks appears in the SAI. The Fund does not currently expect to make significant use of these transactions, except to manage currency risk.

PORTFOLIO TURNOVER

The Fund anticipates its annual portfolio turnover rate generally will not exceed 100%, but thus expected rate is not a limiting factor in the operation of the Fund's portfolio.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable.

No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 15% of the Fund's total assets. Such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act or to foreign securities which are offered or sold outside the United States where the Managers determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. For additional details, see the SAI.

                                      T-7


Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

TEMPORARY INVESTMENTS

In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, the Fund may establish a temporary defensive position by investing in money market instruments and short-term debt securities including, for example, U.S. Government Securities, bank obligations, and the highest quality commercial paper, or in repurchase agreements, as described above. The Fund may also invest in non-U.S. currency and short-term instruments denominated in non-U.S. currencies for temporary defensive purposes.

Any decision to withdraw substantially, and, for a sustained period of time, from the Fund's investment policies based on its investment objectives, as described above, will be reviewed by the Board of Trustees. It is not possible to predict with any certainty when or for how long the Fund will employ defensive strategies.

TRADE CLAIMS

Trade claims are purchased from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For purchasers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid as there is a secondary market but the Board of Trustees will monitor their liquidity.

An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy laws and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis (in the case of GNMA Certificates, a "To-Be-Announced" basis). Such securities are subject to market fluctuations prior to delivery to the Fund and generally do not earn interest until their scheduled delivery date. When the Fund is the buyer in such transactions, it will segregate cash or liquid securities, having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies, and not for the purpose of investment leverage. Nonetheless, purchases of securities on such basis may involve more risk than other types of purchases, for example, counterparty delivery risk. If the seller fails to complete the transaction, the Fund may miss a price or yield considered advantageous.

                                      T-8


                                  RISK FACTORS

GENERAL

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will affect the price of the Shares of the Fund.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

FOREIGN INVESTMENTS

The Fund is authorized to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies--Risk Factors" in the SAI.

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.


                                      T-9


LOWER RATED DEBT OBLIGATIONS

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. See the Appendix for descriptions of debt securities rated by S&P and Moody's. High-risk, lower quality debt securities commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of junk bonds tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

The Fund may have difficulty disposing of certain lower rated obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

SMALL CAPITALIZATION ISSUERS

The Fund may invest in securities of small capitalization companies which have market capitalization of less than $1 billion. Investing in securities of small companies may offer greater potential for capital appreciation since they are often overlooked by investors or undervalued in relation to their earnings power. Securities of unseasoned companies may present greater risks than securities of larger, more established companies. Small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative.

Historically, the small capitalization stocks have been more volatile in price than the larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the net asset value of a Fund which invests a substantial portion of its net assets in small company stocks may be more volatile than the shares of a fund that invests solely in larger capitalization stocks.

OTHER RISKS

Successful use of forward contracts, options and futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                                      T-10


                               PURCHASE OF SHARES

Class 2 shares of the Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from the Fund. Please read the prospectus of the insurance company Separate Account for more information on the purchase of the Fund's Class 2 shares.

The Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, and for both variable life insurance contracts of an Insurance Company and other variable contracts of unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different Separate Accounts investing in the Fund due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of the Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of the Fund is determined as of the scheduled close of the NYSE generally 4:00 p.m., Eastern time. The Net Asset Value of all outstanding shares of each class of the Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate the Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in the Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

If a substantial portion of the Fund's shares should be redeemed within a short period, the Fund might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem Shares of the Fund.

                                      T-11


                                   EXCHANGES

Class 2 shares of the Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGERS

Franklin Mutual Advisers, Inc., 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. The Investment Manager also performs similar services for other funds. The Investment Manager is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together the Investment Manager and its affiliates manage over $179 billion in assets. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

Michael F. Price
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in business administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.

Peter Langerman
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Jeffrey Altman
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

                                      T-12


Robert Friedman
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Raymond Garea
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

Lawrence Sondike
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, an investment adviser acquired by Resources, for at least 5 years. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.

MANAGEMENT FEES

For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund.

PORTFOLIO TRANSACTIONS

The Investment Manager tries to obtain the best execution on all transactions. If the Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative services and facilities for the Fund.

For its services the Administrator receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Fund and other funds in the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors ("Distributors"), Inc., 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                                      T-13


                               DISTRIBUTION PLAN

Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these Contracts. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as the Fund or a Contract may require, or maintaining customer accounts and records. Payments under the Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% per year of Class 2's average daily net assets. Please see the SAI for additional information.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by the Fund will be automatically reinvested in additional Shares of the same class of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

                                      T-14


Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE FUND'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of nine separately managed funds. Each class of each fund in the Trust is offered through a separate prospectus and is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts. The Templeton Money Market Fund has a single class of shares. The other eight funds ("Multiclass Funds") began offering two classes of shares, Class 1 and Class 2, on May 1, 1997; all shares of the Multiclass Funds purchased before that date are considered Class 1 shares. Class 2 shares of the Multiclass Funds are subject to a Rule 12b-1 fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board of Trustees may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a fund represent proportionate interests in the assets of the fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as Shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.


                                      T-15


Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, the Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

From time to time, each class of the Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which the Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. Quotations of yield or total return for a class of the Fund will not take into account charges and deductions against any Separate Account to which the Fund's shares are sold or charges and deductions against variable Insurance Contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

                             STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                      T-16


                                    APPENDIX

DESCRIPTION OF BOND RATINGS*

MOODY'S

Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A--Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                                      T-17


BB, B, CCC, CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C--Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


                                      T-18




TEMPLETON
VARIABLE PRODUCTS
SERIES FUND

STATEMENT OF
ADDITIONAL INFORMATION
700 Central Avenue                       MAY 1, 1997
St. Petersburg, FL 33701  1-800/DIAL BEN

Table of ContentsPage
Introduction..........................................     1
Investment Objectives and Policies ...................     2
Investment Restrictions ..............................    13
Officers and Trustees.................................    14
Investment Management and
 Other Services.......................................    20
Brokerage Allocation .................................    22
Portfolio Turnover ...................................    23
Summary of Code of Ethics.............................    23
Purchase, Redemption and
 Pricing of Shares ...................................    23
Redemptions in Kind...................................    25
Class 2 Distribution Plan.............................    25
Tax Status ...........................................    25
Description of Shares ................................    28
Performance Information ..............................    28
Financial Statements .................................    30
Appendix - Corporate Bond, Preferred Stock
 and Commercial Paper Ratings ........................    30

INTRODUCTION
Templeton Variable Products Series Fund (the "Trust") was organized as a Massachusetts business trust on February 25, 1988 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end diversified management investment company. The Trust currently has nine series of Shares:
Templeton Money Market ("Money Market") Fund, Templeton Bond ("Bond") Fund, Templeton Stock ("Stock") Fund, Templeton Asset Allocation ("Asset Allocation") Fund, Templeton Developing Markets ("Developing Markets") Fund, Franklin Growth Investments ("Growth") Fund, Mutual Discovery Investments ("Mutual Discovery") Fund, Mutual Shares Investments ("Mutual Shares") Fund and Templeton International ("International") Fund (collectively, the "Funds"). Each Fund, except the Money Market Fund, has two classes of shares, Class 1 and Class 2. Each class of each Fund has a separate prospectus. All shares of the Funds are sold only to insurance company separate accounts to serve as the investment vehicle for certain variable annuity and life insurance contracts. Not all of the Funds or Classes are available as an investment vehicle for all contracts. Please refer to the contract prospectus for information concerning the availability of each class of each Fund.

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 1997, IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUSES. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE TRUST AND THE FUNDS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF EACH FUND AND CLASS IN WHICH YOU MAY BE INTERESTED. EACH PROSPECTUS IS DATED MAY 1, 1997, MAY BE AMENDED FROM TIME TO TIME, AND MAY BE OBTAINED WITHOUT CHARGE UPON REQUEST TO FRANKLIN TEMPLETON DISTRIBUTORS, INC., 700 CENTRAL AVENUE, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030, TOLL FREE TELEPHONE:
(800) 292-9293.


INVESTMENT OBJECTIVES AND POLICIES

Investment Policies. The investment objective and policies of each Fund are described in each Fund's Prospectus under the heading "Investment Objective and Policies."

Convertible Securities. The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The convertible debt obligations in which the Funds may invest are subject to the same rating criteria and investment policies as the Funds' investments in debt obligations. The issuer of a convertible security may be important in determining the security's market value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for the Funds' financial reporting, credit rating, and investment limitation purposes.

Debt Securities. Each Fund may invest in debt securities to the extent provided in the Fund's prospectus. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.

Bonds rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Corporation ("S&P") are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. For a full description of each debt securities rating, see the Appendix.

Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing a Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such credit worthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery.

Depositary Receipts. The Funds may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.
Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Funds' investment policies, the Funds' investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Diversification. Each Fund intends to diversify its investments to meet the requirements under Section 5 of the 1940 Act, under Section 851 of the Code relating to regulated investment companies, and under Section 817 of the Code relating to the treatment of variable contracts issued by insurance companies.

As diversified funds under the 1940 Act, each Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. Government Securities) if more than 5% of the value of the Fund's assets would be invested in such issuer.

In order to comply with the diversification requirements under section 851 of the Code, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of each Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and each Fund will not own more than 10% of the outstanding voting securities of a single issuer. A Fund's investments in U.S. Government Securities are not subject to these limitations.

In order to comply with the Code's diversification requirements under Section 817, each Fund will diversify its investments such that (i) no more than 55% of the Fund's assets is represented by any one investment; (ii) no more than 70% of the Fund's assets is represented by any two investments; (iii) no more than 80% of the Fund's assets is represented by any three investments; and
(iv) no more than 90% of the Fund's assets is represented by any four investments. In the case of Funds investing in obligations of U.S. government agencies or instrumentalities, each agency or instrumentality is treated as a separate issuer for purposes of the above rules.

Foreign Securities - General. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of interest and dividends at the source. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage  commissions,   custodial  services  and  other  costs  relating  to
investment in foreign countries are generally more expensive than in the United States.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of any of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies - Risk Factors" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries.

Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further,   the  economies  of  developing   countries  generally  are  heavily
dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Illiquid Securities. Generally an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with the Fund's investment objective and has authorized such securities to be considered to be liquid to the extent the Fund's Investment Manager determines that there is a liquid institutional or other market for such securities for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board of Trustees will review any determination by the Fund's Investment Managers to treat a restricted security as liquid on a regular basis, including the Investment Managers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the Funds' advisers and the Board of Trustees will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the applicable Fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

Structured Investments. Included among the issuers of debt securities in which the Funds (except the Money Market Fund) may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which such Funds anticipate investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The Funds are permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Although a Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of a Fund's assets that may be used for borrowing activities.

Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act. Structured Investments are typically sold in private placement transactions, and there currently is not an active trading market for Structured Investments. To the extent such investments are illiquid, they will be subject to a Fund's restrictions on investments in illiquid securities.

Futures Contracts. The Bond, Asset Allocation, International, Developing Markets, Mutual Discovery, and Mutual Shares Funds may purchase and sell financial futures contracts. Currently, futures contracts are available on several types of fixed-income securities including: U.S. treasury bonds, notes and bills, commercial paper, and certificates of deposit.

As long as required by regulatory authorities, these Funds will limit their use of futures contracts to hedging transactions in order to avoid being a commodity pool. For example, they might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Funds' securities or the price of the securities which the Funds intend to purchase. The Funds' hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to interest rate fluctuations, they may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts.

At the time a Fund purchases or sells a futures contract, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or high quality debt securities ("initial margin").The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Funds pay or receive cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark to market its open futures positions. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical off setting futures contract. Other financial futures contracts by their terms call for cash settlements.

Foreign Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the Bond, Asset Allocation, Developing Markets, Mutual Discovery and Mutual Shares Funds may enter into forward foreign currency exchange contracts, as well as purchase put or call options on foreign currencies. In addition, for hedging purposes only, the Bond, Asset Allocation, International, Developing Markets, Mutual Discovery and Mutual Shares Funds may enter into foreign currency futures contracts, as described below. The Funds may also conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

A Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with a Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, a Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

The Bond, Asset Allocation, Developing Markets, Mutual Discovery and Mutual Shares Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired.

As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

The Bond, Asset Allocation, International, Developing Markets, Mutual Discovery and Mutual Shares Funds may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund's portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of a Fund's Investment Manager to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Options on Securities or Indices. As indicated in the prospectus, certain Funds may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States and foreign exchanges and in the over-the-counter markets.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

A Fund may write a call or put option only if the option is "covered". A call option on a security written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also "covered" if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade U.S. Government Securities in a segregated account with its custodian. A put option on a security written by the Fund is "covered" if the Fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

Each Fund will cover call options on stock indices that it writes by owning securities whose price changes, in the opinion of its Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, a Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund will cover put options on stock indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on indices or securities will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

A Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of wither buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Short Sales. Certain Funds may make short sales of securities as indicated in their respective prospectuses. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. Each Fund expects to make short sales as a form of hedging to offset potential declines in long positions in similar securities, in order to maintain portfolio flexibility and for profit.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other high grade liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current value of the security sold short.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The Mutual Discovery and Mutual Series Funds may make short sales, but will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of the Fund's total assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. These Funds may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Funds own or have the immediate and unconditional right to acquire at no additional cost the identical security.

Stock Index Futures Contracts. The Stock, Asset Allocation, Developing Markets, International, Mutual Discovery and Mutual Shares Funds may buy and sell index futures contracts with respect to any stock index, and Templeton Bond Fund may buy and sell index futures contracts with respect to any bond index trade done on a recognized stock exchange or board of trade. The Funds may invest in index futures contracts for hedging purposes only, and not for speculation. A Fund may engage in such transactions only to an extent that the total contract value of the futures contracts do not exceed 20% of the Fund's total assets at the time when such contracts are entered into. Successful use of stock index futures is subject to the ability of the Investment Managers to predict correctly movements in the direction of the stock markets. No assurance can be given that the Investment Managers' judgment in this respect will be correct.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the Standard & Poor's Stock Index ("S&P 500 Index" or "Index") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns a relative weighing to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150).The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on the future date, the Fund will lose $2,000 (500 units x loss of $4).

During or in anticipation of a period of market appreciation, a Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which a Fund proposes to purchase change in value in correlation with the stock index contracted for, the purchase of futures contracts on that index would result in gains to the Fund which could be offset against rising prices of such common stock.

During or in anticipation of a period of market decline, A Fund may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that a Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive dividend payments on these securities.

When effecting reverse repurchase transactions, each Fund will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Funds and as such are subject to the investment limitations discussed under "Fundamental Investment Restrictions."
These transactions may increase the volatility of a Fund's income or net asset value. The Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund's obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of a fund.


RISK FACTORS

Each Fund, except the Money Market Fund, has the right to purchase securities in any foreign country, developed or developing, if they are listed on an exchange, as well as a limited right to purchase such securities if they are unlisted. The Growth Fund's investments in foreign securities are not currently expected to exceed 15% of its assets. Investors should consider carefully the risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange ("NYSE"), and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Although the Funds (except the Money Market Fund) may invest up to 15% of their total assets in unlisted securities or securities with a limited trading market, in the opinion of management such securities do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and
(vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Funds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Funds' Shareholders.

Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment of foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of a Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation, including the risk of social unrest associated with periods of hyper-inflation; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform program simple minded since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade; (10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by a Fund due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) as defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While each Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequential legal amendment or other fraudulent act may deprive a Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar  or  issuer  of the  securities  in  the  event  of  loss  of  share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investment from one country to another or when proceeds of the sale of Shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source, or impose other taxes with respect to a Fund's investments in securities of issuers of that country. There is the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in those nations.

Each Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are free floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's securities are denominated may have a detrimental impact on the Fund. Through each Fund's flexible policy, the Investment managers endeavor to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places a Fund's investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services--Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Managers, or reckless disregard of the obligations and duties under the Investment
Management Agreements, any losses resulting from the holding of a Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. No assurance can be given that the Trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

There are several risks associated with the use of futures contracts and stock index futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position, and it would remain obligated to meet margin requirements until the position is closed. The Funds which are authorized to engage in futures transactions intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by a Fund for hedging purposes also depends upon the Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

The Funds may enter into a  contract  for the  purchase  or sale of a security denominated in a foreign currency and may enter into a forward foreign currency contract ("forward contract") in order to "lock in" the U.S. dollar price of the security. In addition, when an Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


INVESTMENT RESTRICTIONS

The Funds have imposed upon themselves certain investment restrictions which, together with their investment objectives, are fundamental policies except as otherwise indicated. No changes in a Fund's investment objectives, policies or investment restrictions (except those which are not fundamental policies) can be made without the approval of the Shareholders of that Fund. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (a) 67% or more of the Fund's Shares present at a Shareholders' meeting at which the holders of more than 50% of the outstanding Shares are present or represented by proxy or (b) more than 50% of the outstanding Shares of the Fund.

In accordance with these restrictions, a Fund will not:
1. Invest in real estate or mortgages on real estate, or purchase or sell commodity contracts, except that (i) the Bond, Asset Allocation, Developing Markets, Growth, Mutual Discovery and Mutual Shares Funds may invest in marketable securities secured by real estate or interests therein, such as CMOs, or issued by companies or investment trusts which invest in real estate or interests therein; and (ii) the Bond, Asset Allocation, Developing Markets, International, Growth, Mutual Discovery and Mutual Shares Funds may purchase and sell foreign currency futures and financial futures; and (iii) the Stock, Asset Allocation, Developing Markets, International, Growth, Mutual Discovery and Mutual Shares Funds may purchase and sell stock index futures contracts; and (iv) Templeton Bond Fund may purchase and sell bond index futures contracts.

2. With respect to 75% of its total assets, invest more than 5% of the total value of its assets in the securities of any one issuer, or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities (except for investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

3. Act as an underwriter, or issue senior securities except as set forth in Investment Restriction 6 below.

4. Lend money, except that all Funds may purchase publicly distributed bonds, debentures, notes and other evidences of indebtedness and may buy from a bank or broker-dealer U.S. Government obligations with a simultaneous agreement by the seller to repurchase them at the original purchase price plus accrued interest, and may lend their portfolio securities.

5. Borrow money for any purpose other than redeeming its Shares or purchasing its Shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets, except that Templeton Bond, Stock, Asset Allocation, and International Funds may borrow money in amounts up to 30% of the value of its net assets. The Developing
Markets, Growth, Mutual Discovery and Mutual Shares Funds may borrow money from banks in an amount up to 331/3% of the Fund's total assets (including the amount borrowed), but may not pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of the Fund's total assets. Arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be pledge of assets.

6. Invest more than 25% of its total assets in a single industry, except that this limitation will not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements on such securities, and Templeton Money Market Fund may invest in obligations issued by domestic banks (including certificates of deposit, repurchase agreements, and bankers' acceptances) without regard to this limitation.

As non-fundamental investment policies, which may be changed by the Board of Trustees without Shareholder approval, a Fund will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange, or more than 15% of its total assets in (a) securities with a limited trading market, (b) securities subject to legal or contractual restrictions as to resale, and (c) repurchase agreements not terminable within seven days.

As a non-fundamental policy, the Growth, Mutual Discovery and Mutual Shares Funds will not purchase or retain securities of any company in which Trustees or officers of the Trust or of a Fund's Investment Manager, individually owning more than 1/2 of 1% of these securities of such company, in the aggregate own more than 5% of the securities of such company.

The Franklin Growth  Investments Fund will not, as a  non-fundamental  policy,
(i) invest for purposes of control of an issuer, (ii) invest more than 5% in unseasoned issuers, (iii) use margin accounts or (iv) invest more than 10% of its assets in illiquid securities.

Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or property. The investment restrictions do not preclude a Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to a Fund by the issuer, unless such purchase would result in a violation of investment restriction number 7, or the non-fundamental investment policies discussed above.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk ("*").


Name, Address and Age    Offices with Trust     Principal Occupation During
                                                       Past Five Years

HARRIS J. ASHTON         Trustee
Metro Center
1 Station Place
Stamford, Connecticut
Age 64
                                         President,  Chief  Executive  Officer
                                         and  Chairman  of the Board,  General
                                         Host  Corporation  (nursery and craft
                                         centers);   Director,  RBC  Holdings,
                                         Inc.  (a bank  holding  company)  and
                                         Bar-S    Foods   (a   meat    packing
                                         company);  and  director,  trustee or
                                         managing  general  partner,   as  the
                                         case may be, of 56 of the  investment
                                         companies in the  Franklin  Templeton
                                         Group
                                         of Funds.
NICHOLAS F. BRADY*       Trustee
102 East Dover Street
Easton, Maryland
Age 65
                                         Chairman   of   Templeton    Emerging
                                         markets    Investment    Trust   PLC;
                                         Chairman of Templeton  Latin  America
                                         Investment  Trust  PLC;  chairman  of
                                         Darby Overseas Investments,  Ltd. (an
                                         investment   firm)    (1994-present);
                                         chairman  and  director of  Templeton
                                         Central  and Eastern  European  Fund;
                                         director   of   the   Amerada    Hess
                                         Corporation,   Christiana  Companies,
                                         and   the   H.J.    Heinz    Company;
                                         formerly,  Secretary  of  the  United
                                         States  Department  of  the  Treasury
                                         (1988-1993);   and  chairman  of  the
                                         board  of  Dillion,  Read & Co.  Inc.
                                         (investment  banking)  prior thereto;
                                         and  director or trustee of 23 of the
                                         investment  companies in the Franklin
                                         Templeton Group of Funds.
S. JOSEPH FORTUNATO      Trustee
200 Campus Drive
Florham Park, New Jersey
Age 63
                                         Member  of the law  firm  of  Pitney,
                                         Hardin,  Kipp &  Szuch;  Director  of
                                         General Host  Corporation;  director,
                                         trustee or managing  general partner,
                                         as  the  case  may  be,  of 58 of the
                                         investment  companies in the Franklin
                                         Templeton Group of Funds.
ANDREW H. HINES, JR.     Trustee
150 2nd Avenue N.
St. Petersburg, Florida
Age 72
                                         Consultant     for    the    Triangle
                                         Consulting   Group;    chairman   and
                                         director     of     Precise     Power
                                         Corporation;   executive-in-residence
                                         of  Eckerd  College   (1991-present);
                                         director   of    Checkers    Drive-In
                                         Restaurants Inc.; formerly,  chairman
                                         of  the  board  and  chief  executive
                                         officer    of    Florida     Progress
                                         Corporation  (1982-1990) and director
                                         of various of its  subsidiaries;  and
                                         director  or  trustee  of 24  of  the
                                         investment  companies in the Franklin
                                         Templeton Group of Funds.
EDITH E. HOLIDAY         Trustee
3239 38th Street, N.W.
Washington, D.C. 20016
Age 44
                                         Director  (1993-present)  of  Amerada
                                         Hess    Corporation    and   Hercules
                                         Incorporated;   director  of  Beverly
                                         Enterprises,  Inc. (1995-present) and
                                         H.J.  Heinz  Company  (1994-present);
                                         chairman  (1995-present)  and trustee
                                         (1993-present)   of  National   Child
                                         Research Center; formerly,  assistant
                                         to  the   President   of  the  United
                                         States and  Secretary  of the Cabinet
                                         (1990-1993),  general  counsel to the
                                         United  States  Treasury   Department
                                         (1989-1990),  and  counselor  to  the
                                         Secretary  and  Assistant   Secretary
                                         for   Public   Affairs   and   Public
                                         Liaison-United     States    Treasury
                                         Department (1988-1989);  and director
                                         or  trustee  of 15 of the  investment
                                         companies in the  Franklin  Templeton
                                         Group of Funds.
CHARLES B. JOHNSON*      Chairman of
777 Mariners Island Blvd.     the Board and
San Mateo, California    Vice President
Age 63
                                         President,  chief executive  officer,
                                         and  director of Franklin  Resources,
                                         Inc.;   chairman  of  the  board  and
                                         director of Franklin  Advisers,  Inc.
                                         and Franklin Templeton  Distributors,
                                         Inc.;   director   of  General   Host
                                         Corporation    (nursery   and   craft
                                         centers)   and   Franklin   Templeton
                                         Services,  Inc.;  and officer  and/or
                                         director,    trustee   or    managing
                                         general partner,  as the case may be,
                                         of   most   other   subsidiaries   of
                                         Franklin  Resources,  Inc.  and 57 of
                                         the   investment   companies  in  the
                                         Franklin Templeton Group of Funds.
BETTY P. KRAHMER         Trustee
2201 Kentmere Parkway
Wilmington, Delaware
Age 67
                                         Director or trustee of various  civic
                                         associations;    formerly,   economic
                                         analyst,    U.S.   government;    and
                                         director  or  trustee  of 23  of  the
                                         investment  companies in the Franklin
                                         Templeton Group of Funds.
GORDON S. MACKLIN        Trustee
8212 Burning Tree Road
Bethseda, Maryland 20817
Age 67
                                         Chairman,   White  River  Corporation
                                         (information       and      financial
                                         services);  Director,  Fund  American
                                         Enterprises      Holdings,       Inc.
                                         (financial       services),       MCI
                                         Communications    Corporation,    CCC
                                         Information   Services  Group,   Inc.
                                         (information  services),   MedImmune,
                                         Inc.   (biotechnology),   Source  One
                                         Mortgage     Services     Corporation
                                         (financial    services),     Shoppers
                                         Express  (home  shopping),  Spacehab,
                                         Inc.   (aerospace   services);    and
                                         director,    trustee   or    managing
                                         general partner,  as the case may be,
                                         of 53 of the investment  companies in
                                         the  Franklin   Templeton   Group  of
                                         Funds;  formerly Chairman,  Hambrecht
                                         and Quist Group (venture  capital and
                                         investment banking);  Director, H & Q
                                         Healthcare   Investors    (investment
                                         trust);   and   President,   National
                                         Association  of  Securities  Dealers,
                                         Inc.
FRED R. MILLSAPS         Trustee
2665 NE 37th Drive
Fort Lauderdale, Florida
Age 67
                                         Manager   of   personal   investments
                                         (1978-present);  director  of various
                                         other    business    and    nonprofit
                                         organizations;   formerly,   chairman
                                         and  chief   executive   officer   of
                                         Landmark     Banking      Corporation
                                         (1969-1978);      financial      vice
                                         president of Florida  Power and Light
                                         (1965-1969);  and vice  president  of
                                         The Federal  Reserve  Bank of Atlanta
                                         (1958-1965);  and director or trustee
                                         of 24 of the investment  companies in
                                         the  Franklin   Templeton   Group  of
                                         Funds.

CHARLES E. JOHNSON       President
777 Mariners Island Blvd.
San Mateo, California
Age 39
                                         Senior Vice  President  and Director,
                                         Franklin   Resources,   Inc.;  Senior
                                         Vice  President,  Franklin  Templeton
                                         Distributors,   Inc.;  President  and
                                         Director,  Templeton Worldwide,  Inc.
                                         and Franklin  Institutional  Services
                                         Corporation;      officer      and/or
                                         director,  as the  case  may  be,  of
                                         some of the  subsidiaries of Franklin
                                         Resources,  Inc.  and officer  and/or
                                         director or trustee,  as the case may
                                         be,  of 39 the  investment  companies
                                         in the  Franklin  Templeton  Group of
                                         Funds.
MARK G. HOLOWESKO        Vice President
Lyford Cay
Nassau, Bahamas
Age 36
                                         President  and  director of Templeton
                                         Global   Advisors   Limited;    chief
                                         investment   officer  of  the  global
                                         equity    research   for    Templeton
                                         Worldwide,  Inc.;  president  or vice
                                         president  of  the  Templeton  Funds;
                                         formerly,   investment  administrator
                                         with  Roy  West   Trust   Corporation
                                         (Bahamas)  Limited  (1984-1985);  and
                                         director  or  trustee  of 22  of  the
                                         investment  companies in the Franklin
                                         Templeton Group of Funds.

MARTIN L. FLANAGAN       Vice President
777 Mariners island Blvd.
San Mateo, California
Age 36
                                         Senior    Vice    President,    Chief
                                         Financial   Officer  and   Treasurer,
                                         Franklin Resources,  Inc.; President,
                                         Franklin  Templeton  Services,  Inc.;
                                         Executive Vice  President,  Templeton
                                         Worldwide,    Inc.;    Senior    Vice
                                         President  and  Treasurer,   Franklin
                                         Advisers,     Inc.    and    Franklin
                                         Templeton Distributors,  Inc.; Senior
                                         Vice  President,   Franklin/Templeton
                                         Investor Services,  Inc.;  Treasurer,
                                         Franklin Advisory Services,  Inc. and
                                         Franklin      Investment     Advisory
                                         Services,   Inc.;   officer  of  most
                                         other    subsidiaries   of   Franklin
                                         Resources,    Inc.;    and   officer,
                                         director  and/or trustee of 61 of the
                                         investment  companies in the Franklin
                                         Templeton Group of Funds.
SAMUEL J. FORESTER, JR.  Vice President
500 East Broward Blvd.
Fort Lauderdale, Florida
Age 47
                                         President  of  the  Templeton  Global
                                         Bond  Managers  Division of Templeton
                                         Investment Counsel,  Inc.;  president
                                         or vice president of other  Templeton
                                         Funds;   founder   and   partner   of
                                         Forester,     Hairston     Investment
                                         Management   (1989-1990);    managing
                                         director    (Mid-East    Region)   of
                                         Merrill  Lynch,   Pierce,   Fenner  &
                                         Smith   Inc.   (1987-1988);   and  an
                                         advisor  for Saudi  Arabian  monetary
                                         Agency (1982-1987).

JOHN R. KAY              Vice President
500 East Broward Blvd.
Fort Lauderdale, Florida
Age 56
                                         Vice   president   and  treasurer  of
                                         Templeton Global Investors,  Inc. and
                                         Templeton Worldwide,  Inc.; assistant
                                         vice president of Franklin  Templeton
                                         Distributors,  Inc.;  formerly,  vice
                                         president   and   controller  of  the
                                         Keystone  Group,  Inc.;  and director
                                         or trustee of
                                         22 of  the  investment  companies  in
                                         the  Franklin   Templeton   Group  of
                                         Funds.

THOMAS J. LATTA          Vice President
500 East Broward Blvd.
Fort Lauderdale, Florida
Age 35
                                         Vice   president  of  the   Templeton
                                         Global  Bond  Managers   division  of
                                         Templeton  Investment Counsel,  Inc.;
                                         vice  president of various  Templeton
                                         Funds;  formerly,  portfolio manager,
                                         Forester  &   Hairston   (1988-1991);
                                         investment  adviser,  Merrill  Lynch,
                                         Pierce,  Fenner & Smith  Incorporated
                                         (1981-1988).

RUPERT H. JOHNSON, JR.   Vice President
777 Mariners Island Blvd.
San Mateo, California
Age 55
                                         Executive    Vice    President    and
                                         Director,  Franklin  Resources,  Inc.
                                         and Franklin Templeton  Distributors,
                                         Inc.;    President    and   Director,
                                         Franklin Advisers,  Inc.; Senior Vice
                                         President  and   Director,   Franklin
                                         Advisory Services,  Inc. and Franklin
                                         Investment  Advisory Services,  Inc.;
                                         Director,          Franklin/Templeton
                                         Investor Services,  Inc.; and officer
                                         and/or director,  trustee or managing
                                         general partner,  as the case may be,
                                         of most of the other  subsidiaries of
                                         Franklin  Resources,  Inc.  and of 61
                                         of the  investment  companies  in the
                                         Franklin Templeton Group of Funds.
HARMON E. BURNS          Vice President
777 Mariners Island Blvd.

San Mateo, California
Age 51
                                         Executive Vice  President,  Secretary
                                         and  Director,   Franklin  Resources,
                                         Inc.;  Executive  Vice  President and
                                         Director,      Franklin     Templeton
                                         Distributors,  Inc.;  Executive  Vice
                                         President,  Franklin  Advisers,  Inc.
                                         and  Franklin   Templeton   Services,
                                         Inc.;  Director,   Franklin/Templeton
                                         Investor   Services,   Inc.;  officer
                                         and/or director,  as the case may be,
                                         of   the   other    subsidiaries   of
                                         Franklin    Resources,    Inc.;   and
                                         officer  and/or  director  or trustee
                                         of 61 of the investment  companies in
                                         the  Franklin   Templeton   Group  of
                                         Funds.

DEBORAH R. GATZEK        Vice President
777 Mariners Island Blvd.
San Mateo, California
Age 47
                                         Senior  Vice  President  and  General
                                         Counsel,  Franklin  Resources,  Inc.;
                                         Senior   Vice   President,   Franklin
                                         Templeton    Services,    Inc.,   and
                                         Franklin   Templeton    Distributors,
                                         Inc.;   Vice   President,    Franklin
                                         Advisers,   Inc.,  Franklin  Advisory
                                         Services,  Inc.,  Franklin Investment
                                         Advisory Services,  Inc., and officer
                                         of 61 of the investment  companies in
                                         the  Franklin   Templeton   Group  of
                                         Funds.

JAMES R. BAIO            Treasurer
500 East Broward Blvd.
Fort Lauderdale, Florida
Age 42
                                         Certified public  accountant;  senior
                                         vice     president    of    Templeton
                                         Worldwide,   Inc.,  Templeton  Global
                                         Investors,  Inc., and Templeton Funds
                                         Trust Company;  formerly,  senior tax
                                         manager,  Ernst  &  Young  (certified
                                         public accountants) (1977-1989).  and
                                         director  or  trustee  of 22  of  the
                                         investment  companies in the Franklin
                                         Templeton Group of Funds.

*These are Trustees who are "interested persons" of the Trust as that term is defined in the 1940 Act. Charles B. Johnson is an interested person due to his ownership interest in Franklin Resources, Inc. Mr. Brady and Franklin Resources, Inc. are limited partners of Darby overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February , 1994, and is Chairman and a shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. The remaining Trustees are not interested persons ("independent Trustees").



The table above shows the Officers and Trustees who are affiliated with the Trust's Principal Underwriter and Investment Managers. Nonaffiliated trustees and Mr. Brady are paid an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in each fund. Accordingly, the Trust currently pays the independent Trustees and Mr. Brady an annual retainer of $6000.00 and a fee of $500.00 per meeting attended of the Board and its Committees. As shown above, some of the nonaffiliated Trustees also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds.

The following table shows the total fees paid to the nonaffiliated Trustees by the Trust and by all investment companies in the Franklin Templeton Group of Funds:

                                                                                Number of Boards          Total
                                                                  Aggregate      in the Franklin      Compensation
                                                                Fees Received    Templeton Group     from all Funds
                                                                  from the      of Funds on which      in Franklin
Name of Trustee                                                    Trust*       Trustee Serves***   Templeton Group*
Harris J. Ashton............................................       $7,350              56               $343,591
Nicholas F. Brady...........................................        7,350              23                119,275
F. Bruce Clarke**...........................................        7,697              19                 69,500
Hasso-G von Diergardt-Naglo**...............................        7,697              20                 66,375
S. Joseph Fortunato.........................................        7,350              58                360,411
Andrew H. Hines, Jr. .......................................        8,027              22                130,525
Betty P. Krahmer............................................        7,350              22                119,275
Gordon S. Macklin...........................................        7,680              53                335,541
Fred R. Millsaps............................................        7,697              24                125,275

*For the fiscal year ended December 31, 1996.

**Messrs. Clarke and Von Diergardt-Naglo resigned as Trustees during 1996.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 61 registered investment companies, with approximately 171 U.S. based funds or series.

Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, and paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of April 1, 1997, the officers and Trustees owned no shares of the Trust. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

Principal Shareholders. Shares of the Fund are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. As of April 1, 1997, there were 14,272,186.040 Shares of Templeton Money Market Fund outstanding; 3,116,453.177 Shares of Templeton Bond Fund outstanding; 31,723,925.674 Shares of Templeton Stock Fund outstanding; 29,745,368.077 Shares of
Templeton  Asset  Allocation  Fund  outstanding;   40,786,698.743   Shares  of
Templeton International Fund outstanding; and 12,121,556,999 Shares of Templeton Developing Markets Fund outstanding. As of April 1, 1997, Phoenix Home Mutual Life Insurance Company ("Phoenix Home Life") owned 100% of the outstanding Shares of Templeton Money Market Fund, 56.95% of the outstanding Shares of Templeton Bond Fund, 48.90% of the outstanding Shares of Templeton Stock Fund, 25.72% of the outstanding Shares of Templeton Asset Allocation Fund, and 15.43% of the outstanding Shares of Templeton International Fund. As of April 1, 1997, The Travelers Insurance Company ("The Travelers") owned 43.05% of the outstanding Shares of Templeton Bond Fund, 51.07% of the outstanding Shares of Templeton Stock Fund, and 37.42% of the outstanding Shares of Templeton Asset Allocation Fund. As of April 1, 1997, the Variable Annuity Life Insurance Company ("VALIC") owned 36.80% of the outstanding shares of Templeton Asset Allocation Fund and 78.16% of Templeton International Fund. As of April 1, 1997, IDS/American Express ("IDS/AMEX"), a Minnesota Corporation, on behalf of the Flexible Portfolio Annuity, owned 94.02% of the outstanding shares of the Templeton Developing Markets Fund. However, Phoenix Home Life, The Travelers, VALIC and IDS/AMEX will exercise voting rights attributable to these Shares in accordance with voting instructions received by owners of the contracts issued by Phoenix Home Life, The Travelers, VALIC and IDS/AMEX. To this extent, Phoenix Home Life, The Travelers VALIC, and IDS/AMEX do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust Shares. To the knowledge of management, as of April 1, 1997, no other person owned of record or beneficially 5% or more of the Shares of any of the Funds.


INVESTMENT MANAGEMENT


AND OTHER SERVICES

Investment Managers and Services Provided. The Investment Manager of Templeton Money Market Fund and Templeton Bond Fund is the Templeton Global Bond Managers division ("TGBM") of Templeton Investment Counsel, Inc. ("TICI"), a Florida corporation with offices in Fort Lauderdale, Florida. The Investment Manager of Templeton Asset Allocation Fund, Templeton Stock Fund, and Templeton International Fund is TICI. The Investment Manager of Templeton Developing Markets Fund is Templeton Asset Management Ltd. ("Templeton Singapore"). The Investment Manager of Franklin Growth Investments Fund is Franklin Advisers, Inc. ("Advisers"). The Investment Manager of Mutual Discovery Investments Fund and Mutual Shares Investments Fund is Franklin Mutual Advisers, Inc. ("Mutual Advisers"). The Investment Managers are indirect wholly owned subsidiaries of Franklin Resources, Inc. ("Resources"), a publicly traded company whose shares are listed on the NYSE.

The Investment Managers provide investment research and portfolio management services, including the selection of securities for the Funds to buy, hold or sell, and the selection of brokers through whom the Fund's portfolio transactions are executed. Their activities are subject to the review and supervision of the Board to whom they render periodic reports of the Funds' investment activities. The Investment Managers are covered by fidelity insurance on their officers, directors and employees for the protection of the Funds.

The Investment Managers also provide management services to numerous other investment companies or funds and accounts pursuant to management agreements with each fund or account. The Investment Managers may give advice and take action with respect to any of the other funds and accounts they manage, or for their own accounts, which may differ from the action taken by an Investment Manager on behalf of a Fund. Similarly, with respect to a Fund, an Investment Manager is not obligated to recommend, purchase or sell, or to refrain from recommending, purchasing or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may purchase or sell for its or their own account or for the accounts of any other fund or accounts. Furthermore, the Investment Managers are not obligated to refrain from investing in securities held by a Fund or other funds which they manage or administer. Any transactions for the accounts of the investment Managers and other access persons will be made in compliance with the Trust's Code of Ethics as described in the section "Brokerage Allocation--Summary of Code of Ethics."
The Investment Management Agreements will continue in effect through February 1998 and from year to year thereafter subject to approval annually by the Board of Trustees or by vote of a majority of the outstanding Shares of each Fund (as defined in the 1940 Act) and also, in either event, the approval of a majority of those Trustees who are not parties to the Management Agreements or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.

Management  Fees. For  its  services,  Templeton  Money  Market  Fund pays its
Investment Manager a monthly fee equal on an annual basis to 0.35% of its average daily net assets up to $200 million, reduced to 0.30% of such net assets from $200 million up to $1.3 billion and further reduced to 0.25% of such net assets in excess of $1.3 billion. Templeton Bond Fund pays its Investment Manager a monthly fee equal on an annual basis to 0.50% of its average daily net assets up to $200 million, reduced to 0.45% of such net assets from $200 million up to $1.3 billion and further reduced to 0.40% of such net assets in excess of $1.3 billion.

Templeton Asset Allocation Fund pays its Investment Manager a monthly fee equal on an annual basis to 0.65% of its average daily net assets up to $200 million, reduced to 0.585% of such net assets from $200 million up to $1.3 billion and further reduced to 0.52% of such net assets in excess of $1.3 billion.

Templeton Stock and International Funds pay their Investment Manager a monthly fee equal on an annual basis to 0.75% of its average daily net assets up to $200 million, reduced to 0.675% of such net assets from $200 million up to $1.3 billion and further reduced to 0.60% of such net assets in excess of $1.3 billion.

Templeton Developing Markets Fund pays its Investment Manager a monthly fee equal on an annual basis to 1.25% of its average daily net assets.

The Franklin Growth Investments Fund is obligated to pay Advisers a monthly fee, based upon the Fund's average daily net assets, computed at the annual rate of 0.60 of 1% of average daily net assets on the first $200 million of average daily net assets; 0.50% of 1% up to $1.2 billion of average daily net assets; and 0.40 of 1% on average daily net assets in excess of $1.2 billion.

The Mutual Discovery Fund and Mutual Shares Fund are obligated to pay Franklin Mutual a monthly fee, based upon each Fund's average daily net assets, computed at the annual rate of .80 and .60, of 1%, respectively of average daily net assets.

The Investment Managers may determine in advance to limit the management fees or to assume responsibility for the payment of certain operating expenses relating to the operation of any Fund, which may have the effect of decreasing the total expenses and increasing the total return of such Fund. Any such action is voluntary and may be terminated by the Investment Managers at any time unless otherwise indicated.

For the fiscal year ended December 31, 1996, management fees for the Developing Markets Fund, before any advance waiver, totaled $313,283. Under an agreement by the Investment Manager to limit its fees, the Fund paid management fees totaling $293,918.

During the fiscal years ended December 31, 1996, 1995 and 1994, the Funds paid the following investment management fees:

                                                   1996       1995        1994
Templeton Money Market Fund .................    $ 55,132   $ 74,375   $ 88,106
Templeton Bond Fund .........................   $ 162,273  $ 156,062  $ 149,843
Templeton Stock Fund ........................  $2,627,573 $2,102,259 $1,686,602
Templeton Asset Allocation Fund .............  $2,245,898 $1,662,023 $1,186,540
Templeton International Fund ................  $2,445,202 $1,222,834  $ 404,532
Templeton Developing Markets Fund............   $ 293,918

Fund Administrator. Templeton Funds Annuity Company ("TFAC") performs certain administrative functions as Fund Administrator for the Trust. These include preparing and maintaining books, records and tax and financial reports, and monitoring compliance with regulatory requirements. TFAC is a wholly owned and subsidiary of Resources.

For its services, the Fund Administrator receives a monthly fee equal on an annual basis to 0.15% of the combined average daily net assets of the Funds, reduced to 0.135% of the Funds' aggregate net assets in excess of $200 million, further reduced to 0.10% annually of such net assets in excess of $700 million and further reduced to 0.075% annually of such net assets in excess of $1.2 billion. The fee is allocated among the Funds according to their respective average daily net assets. During the fiscal years ended December 31, 1996, 1995, and 1994, the Fund Administrator received fees of $1,801,632, $1,380,760, $1,006,867 respectively.

Custodian. The Chase Manhattan Bank, N.A. serves as Custodian of the Trust's assets, which are maintained at the Custodian's principal office, MetroTech Center, Brooklyn, New York, New York 11245 and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Franklin Growth Investments Fund. The State Street Bank and Trust Company, Atlantic Division, 225 Franklin Street, Boston, MA 02110 acts as custodian for the Mutual Discovery and Mutual Shares Investments Funds. The Custodians, their branches and sub-custodians, generally domestically and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time. The Custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Legal Counsel. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, is legal counsel for the Trust.

Independent Accountants. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, serves as independent accountants for the Trust. Its audit services comprise examination of the Trust's financial statements and review of the Trust's filings with the Securities and Exchange Commission ("SEC").

Reports to Shareholders. The Trust's fiscal year ends on December 31. Shareholders are provided at least semiannually with reports showing the Funds' portfolios and other information, including an annual report with financial statements audited by independent accountants. Shareholders who would like to receive an interim quarterly report may phone the Fund Information Department at 1-800/DIAL BEN.


BROKERAGE ALLOCATION

The  Investment  Managers  select  brokers  and  dealers to execute the Funds'
portfolio   transactions   in  accordance  with  criteria  set  forth  in  the
management agreement and any directions that the Board may give.

When placing a portfolio transaction, the Investment Managers seek to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by a Fund is negotiated between the Investment Managers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The Investment Managers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Investment Managers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The Investment Managers may pay certain brokers commissions that are higher than those another broker may charge, if the Investment Mangers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the Investment Managers' overall responsibilities to client accounts over which they exercise investment discretion. The services that brokers may provide to the Investment Managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the Investment Managers in carrying out their investment advisory responsibilities. These services may not always directly benefit a Fund. They must, however, be of value to the Investment Managers in carrying out their overall responsibilities to their clients.

A Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the Investment Managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits the Investment Managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the Investment Managers and their affiliates may use this research and data in their investment advisory capacities with other clients. If a Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the Investment Managers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the Investment Managers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Investment Managers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund.

During the fiscal years ended December 31, 1996, 1995 and 1994, the Trust paid brokerage commissions totaling $2,594,403, $1,525,000 and $672,000, respectively.

As of December 31, 1996, no Fund owned any securities issued by its regular broker-dealers.

Portfolio Turnover. For reporting purposes, each Fund's portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each of the Funds will vary from year to year, depending on market conditions.

It is anticipated that the rate of portfolio turnover as defined above for Templeton Stock, Asset Allocation, International and Developing Markets Funds will be less than 50%, and for Templeton Bond Fund, Mutual Discovery Investments Fund, Mutual Shares Investments Fund and the Franklin Growth Investments Fund less than 100%, under normal market conditions. Portfolio turnover could be greater in periods of unusual market movement and volatility. Templeton Bond Fund's portfolio turnover rates for the fiscal years ended December 31, 1996 and 1995 were 141.19% and 188.11%, respectively. These rates exceed the anticipated portfolio turnover rate for Templeton Bond Fund as a result of changing interest rates and currency exposure considerations.

Summary of Code of Ethics. Access persons of the Franklin Templeton Group, as defined in the SEC Rule 17(j) under the 1940 Act, who are employees of Franklin Resources, Inc. or their subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a Compliance Officer and must be completed within 24 hours after this clearance; (2) Copies of all brokerage confirmations must be sent to the Compliance Officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

PURCHASE, REDEMPTION AND

PRICING OF SHARES

The Prospectus describes the manner in which a Fund's Shares may be purchased and redeemed. See "How to Buy Shares of the Funds" and "How to Sell Shares of the Funds."
Net asset value per Share is calculated separately for each Fund. Net asset value per Share is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on those days on which the NYSE is closed, which currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Money Market Fund. Templeton Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which Templeton Money Market Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing Shareholders would receive corresponding less income. The converse would apply during periods of rising interest rates.

In accordance with Rule 2a-7, the Fund is required to (i) maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) purchase only instruments having remaining maturities of 397 days or less; and (iii) invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization, subject to ratification of the investment by the Board of Trustees). If a security is unrated, it must be of comparable quality as determined in accordance with procedures established by the Board of Trustees, including approval or ratification of the security by the Board except in the case of U.S. Government securities. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per Share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per Share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing Shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per Share by using available market quotations.

For the purpose of determining the aggregate net assets of a Fund cash and receivables are valued at their realizable amounts. Interest is recorded as accrued, and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on NASDAQ for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by the Investment Managers.

Trading in securities on European and Far Eastern exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the NYSE is open. Trading of European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated. The Funds calculate net asset value per share, and therefore effect sales, redemptions and repurchases of their shares, as of the close of the NYSE once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolios securities used in such calculation and if events occur which materially affect the value of those foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Board of Trustees.

Generally, trading in corporate bonds, U.S. government securities and Money Market Instruments is substantially completed each day at various times prior to the scheduled close of the Exchange. The value of these securities used in computing the net asset value of each class is determined as of such times. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the scheduled close of the Exchange that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during such period, then the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board of Trustees, a Fund may utilize a pricing service, bank or securities dealer to perform any of the above described functions.

Redemptions in Kind. Redemption proceeds are normally paid in cash; however each Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with rules of the SEC. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's net asset value. If Shares are redeemed in kind, the redeeming Shareholder might incur brokerage costs in converting the assets into cash. Each Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder.

The Class 2 Distribution Plan
Each Class 2 of the Trust, except for the Money Market Fund, has adopted a distribution plan or "Rule 12b-1" Plan ("Plan") pursuant to rule 12b-1 of the 1940 Act. Under the Plans, each Fund offering Class 2 shares, except the Templeton Bond Fund, may pay up to a maximum of 0.25% per year of the average daily net assets attributable to their respective Class 2 shares. Under the Templeton Bond Fund's Class 2 Plan, the Templeton Bond Fund may pay up to a maximum of 0.15% per year of the average daily net assets attributable to its Class 2 shares. These fees may be used to compensate the Trust's distributor, Franklin/Templeton Distributors, Inc. ("Distributors"), the Insurance Companies or others for distribution and related services and as a servicing fee.

The terms and provisions of the Plan, including terms and provisions relating to required reports, term, and approval, are consistent with Rule 12b-1. In no event shall the aggregate asset-based sales charges, which include payments made under each plan exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of a management agreement with an Investment Manager, or by vote of a majority of the outstanding shares of the class. Distributors, the Insurance Companies or others may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

A report will be submitted in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and the Board will be furnished with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


TAX STATUS

Templeton Money Market Fund intends to declare dividends daily and to pay dividends monthly. All other Funds normally intend to pay an annual dividend representing substantially all of their net investment income and to distribute annually any net realized capital gains. By so doing and meeting certain diversification of assets and other requirements of the Internal
Revenue Code of 1986, as amended (the "Code"), and as described in the Prospectus, each Fund intends to qualify as a regulated investment company under the Code. The status of the Funds as regulated investment companies does not involve government supervision or management of their investment practices or policies. As a regulated investment company, each Fund will be relieved of liability for United States federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its Separate Account Shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are also subject to a nondeductible 4% excise tax unless the exception described below applies. To avoid the tax if it otherwise applies, a Fund must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (a Separate Account) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The excise tax provisions described above will not apply in a given calendar year to a Fund if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable contracts. (For this purpose, any shares of a regulated investment company attributable to an investment not exceeding $250,000 made in connection with the organization of the company is not taken into account.) Accordingly, if this condition regarding the ownership of Shares of each of the Funds is met, the excise tax will be in applicable to that Fund even if the calendar year distribution requirement is not met.

The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess is distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to Shareholders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Income received by a Fund from sources within a foreign country may be subject to withholding taxes and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debts securities denominated a foreign currency and on disposition of certain financial contracts and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its Shareholders as ordinary income.

Debt securities purchased by a Fund may be treated for federal income tax purposes as having original issue discount. Original issue discount essentially represents interest for federal income tax purposes and can be defined generally as the excess of the stated redemption price at maturity over the issue price. Original issue discount, whether or not any income is actually received by a Fund, is treated for U.S. federal income tax purposes as ordinary income earned by the Fund, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued but unpaid interest.

Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semiannual compounding of interest.

Certain options, futures contracts and forward contracts in which the Templeton Stock, Bond, Asset Allocation, Developing Markets and International Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60-40"), except for certain foreign currency gains and losses which will be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, in some cases, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

The hedging transactions undertaken by certain of the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund oppositions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to Shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The requirements under the Code relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund may engage in futures and forward currency contracts.

Distributions of any net investment income and of any net realized short term capital gains are treated as ordinary income for tax purposes in the hands of the Separate Account Shareholder. The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the distributing Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Shareholder regardless of the length of time a Separate Account may have held the Shares.

Reference  is  made  to  the  Prospectus  for  the  applicable   Contract  for
information regarding the federal income tax treatment of distributions to owners of contracts.


DESCRIPTION OF SHARES

The Shares of each Fund have the same preferences, conversion and other rights, voting powers, restrictions and limitations as to dividends, qualifications, and terms and conditions of redemption, except as follows: all consideration received from the sale of Shares of a Fund, together with all income, earnings, profits and proceeds thereof, belongs to that Fund and is charged with liabilities in respect to that Fund and of that Fund's part of general liabilities of the Trust in the proportion that the total net assets of the Fund bear to the total net assets of all Funds. In addition, Class 2 Shares of each Fund offering Class 2 Shares will bear the expense of the Class 2 Distribution plan as it applies to each Fund. The net asset value of a Share of a class of a Fund is based on the assets belonging to that Fund less the liabilities charged to that class of the Fund, and dividends are paid on Shares of a class of a Fund only out of lawfully available assets belonging to that class of the Fund. In the event of liquidation or dissolution of the Trust, the Shareholders of each Fund will be entitled, out of assets of the Fund available for distributions, to the assets belonging to that particular Fund.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which, under the terms of the Declaration of Trust, are binding only on the property of the Trust, which, under the terms of the Declaration of Trust, are binding only on the property of the Trust. The Declaration of the Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.


PERFORMANCE INFORMATION

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation be accompanied by certain standardized performance information computed as required by the SEC. On May 1, 1997, each Fund (except the Money Fund) began offering Class 2 shares and renamed its existing shares as Class 1 shares. Any Class 2 performance shown for the periods prior to May 1, 1997 represents the historical results of Class 1 Shares. Performance of Class 2 shares for the periods after May 1, 1997 reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Historical performance data for Class 2 will generally not be restated to include 12b-1 fees, although the Trust may restate these figures consistent with SEC rules. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

The Trust may, from time to time, include the yield and effective yield of Templeton Money Market Fund or the total return of all Funds in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Current yield for Templeton Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro-rata share of Templeton Money Market Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective Yield" for Templeton Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = (1 + Base Period Return) 365/7 - 1

                                              6
                          Yield = 2 [(1 + a-b)  - 1]
                                      -------
                                        cd
where:
a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Shares outstanding during the period that were entitled to receive dividends, and
d = the maximum offering price per Share on the last day of the period.

For the seven-day period ending December 31, 1996, the 7-day annualized yield of Money Market Fund was 4.73% and the effective yield of Money Market Fund was 4.85%.

Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return for periods in excess of one year or the total return for periods less than one year of a hypothetical investment in the Funds over periods of one, five, or ten years (up to the life of a Fund) calculated pursuant to the following formula: P(1+ T)n = ERV (where P = a hypothetical initial payment of $1,000,T = the average annual total return for periods of one year or more or the total return for periods of less than one year, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The following table shows the average annual total returns for each Fund for the indicated periods ended December 31, 1996:

Fund                                          1 Year Period   5 Year Period    Since Inception
Money Market Fund .......................           4.99%            3.86%            5.09%1
Bond Fund - Class I......................           9.45%            7.07%            8.02%1
Stock Fund - Class I ....................          22.48%           14.45%           13.47%1
Asset Allocation Fund - Class I .........          18.93%           14.01%           12.30%1
International Fund - Class I ............          24.04%             N/A            15.28%2
Developing Markets Fund - Class I .......            N/A              N/A            -5.70%3


1Since inception on August 31, 1988
2Since inception on May 1, 1992
3Since inception on March 4, 1996. Aggregate total return represents the change in value of an investment over the indicated period. Since the fund has existed for less than one year, average annual total returns are not provided.

Performance information for a Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Quotations of yield or total return for a Fund will not take into account charges and deductions against any separate account to which the Funds'
Shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a separate account will take such charges into account. Performance information for a Fund reflects only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

From time to time, each Fund and the Investment Managers may also refer to the following information:

 (1) The   Investment   Managers'  and  their  affiliates'   market  share  of
international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

 (2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

 (3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

 (4) The geographic distribution of the Fund's portfolio and the Fund's top ten holdings.

 (5) The gross national product   and   populations,   including   age
characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

 (6) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

 (7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

 (8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

 (9) Allegorical stories illustrating the importance of persistent long-term investing.

(10) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(12) The number of Shareholders in the Fund or the aggregate number of shareholders of the Franklin Templeton Funds or the dollar amount of fund and private account assets under management in advertising materials.

(13) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(14) Quotations   from  the  Templeton   organization's   founder,   Sir  John
Templeton,**   advocating  the  virtues  of   diversification   and  long-term
investing, including the following:

    o "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."
    o "Diversify by company, by industry and by country."
    o "Always maintain a long-term perspective."
    o "Invest for maximum total real return."
    o "Invest - don't trade or speculate."
    o "Remain flexible and open-minded about types of investment."
    o "Buy low."
    o "When buying stocks, search for bargains among quality stocks."
    o "Buy value, not market trends or the economic outlook."
    o "Diversify. In stocks and bonds, as in much else, there is safety in numbers."
    o "Do your homework or hire wise experts to help you."
    o "Aggressively monitor your investments."
    o "Don't panic."
    o "Learn from your mistakes."
    o "Outperforming the market is a difficult task."
    o "An investor who has all the answers doesn't even understand all the questions."
    o "There's no free lunch."
    o "And now the last principle: Do not be fearful or negative too often."

**Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October 1992 and resigned from the Trust's Board on April 15, 1995. He is no longer involved with the investment management process.


FINANCIAL STATEMENTS

The audited financial statements contained in the Trust's Annual Report to Shareholders dated December 31, 1996, including the auditors' report, are incorporated herein by reference. These financial statements do not include information for Class 2, as Class 2 shares were not publicly offered prior to the date of this SAI.


APPENDIX

Description of Bond Ratings
Moody's Investors Service

Aaa: Bonds which are rated Aaa by Moody's Investors Service Inc. ("Moody's") are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "giltedge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with a Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements maybe lacking or maybe characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent  obligations which are speculative in a
high  degree.   Such  issues  are  often  in  default  or  have  other  marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds are regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:
1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation
AAA: Debt rated "AAA" by Standard & Poor's Corporation ("S&P") has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

A: Debt rated "A" has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C: Debt rated "BBB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates that the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC: Debt rated "CCC" has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have to capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC: The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C: The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating "CI" is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace periods has not expired, unless S&P believe that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Preferred Stock Ratings

Moody's Investors Service
aaa: considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

caa: likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c: lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation
"AAA": This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

"AA": A preferred stock issue rated "AA" also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
"A": An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

"BBB": An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category than for issues in the "A" category.

"BB", "B", "CCC": Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"CC": The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

"C": The preferred stock rated "C" is a non-paying issue.

"D": A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Commercial Paper Ratings
Moody's Investors Service

The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

o Leading market positions in well-established industries.

o High rates of return on funds employed.

o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable capacity for repayment off shoot-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

Standard & Poor's Corporation

S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:
A: Commercial paper rated "A" is regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: Commercial paper rated "A-1" is regarded as having a very strong degree of safety regarding timely payment. A "+" designation is applied to those issues rated "A-1" which possess an overwhelming degree of safety.

A-2: Commercial paper rated "A-2" is regarded as having a strong capacity for timely payment; however, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Commercial paper rated "A-3" is regarded as having a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Commercial paper rated "B" is regarded as having only an adequate capacity for timely payment and such capacity may be damaged by changing conditions or short-term adversities.

C: Commercial paper rated "C" is regarded as having a doubtful capacity for repayment.

D: Commercial paper rated "D" is for a payment default. The "D" rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.





                                                               TVPSF SAI 05/97

Mutual funds, annuities, and other investment products:

o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;
o are not deposits or obligations of, or guaranteed or endorsed by any bank;
o are subject to investment risks, including the possible loss of principal.




                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
                               File Nos. 33-20313

                                    FORM N-1A
                                     PART C
                                Other Information

Item 24   Financial Statements and Exhibits

(a)      Financial Statements:

         Part A: (for Templeton Money Market Fund, Templeton Bond Fund, Templeton Stock Fund, Templeton Asset Allocation Fund Templeton International Fund and Templeton Developing Markets Trust):

               (1) The audited financial statements contained in the Trust's Annual Report for the fiscal year ended December 31, 1996, filed on forn N-30D on March 10, 1997, are incorporated herein by reference.


         Part A: (for Franklin Growth Investments, Mutual Discovery Investments and Mutual Shares Investments Funds):

                  (1) Financial Highlights not applicable because Franklin Growth Investments, Mutual Discovery Investments and Mutual Shares Investments Funds had not commenced operations as of December 31, 1996.

(b)      Exhibits:

The following exhibits where applicable, are herewith incorporated by reference to the filings as noted with the exception of Exhibits 11(a); which is attached.

  (1)       Declaration of Trust
            Filing: Registration Statement of Registrant on
            Form N-1A
            File No. 33-20313
            Filing Date: February 25, 1988

  (2) copies of the By-Laws or instruments corresponding thereto;

  (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

  (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

   (5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;


            (a) Amended and Restated Investment Management
       Agreement for Templeton Money Market Fund and Templeton Bond Fund
                       Filing: Registration Statement of Registrant on Form N-1A File No. 33-20313
                       Filing Date: February 25, 1988

            (b) Form of Investment Management Agreement for Templeton Developing Markets Fund
                       Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 16, 1996

             (c) Form of Investment Management Agreement between Registrant on behalf of the Templeton Asset Allocation Fund and Templeton Investment Counsel, Inc.
                       Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 14, 1997

              (d) Form of Investment Management Agreement between Registrant on behalf of the Templeton Stock Fund and Templeton Investment Counsel, Inc.
                       Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 14, 1997

              (e) Form of Investment Management Agreement between Registrant on behalf of the Templeton International Fund and Templeton Investment Counsel, Inc.
                       Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 14, 1997

               (f) Form of Investment Management Agreement between Registrant on behalf of Franklin Growth Investments Fund and Franklin Advisers, Inc.
                       Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 14, 1997

               (g) Form of Investment Management Agreement between Registrant on behalf of the Mutual Discovery Investments Fund and Franklin Mutual Advisers, Inc.
                       Filing:  Post-Effective Amendment No. 14 to Registration
\                      Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 14, 1997

               (h) Form of Investment Management Agreement between Registrant on behalf of the Mutual Shares Investments Fund and Franklin Mutual Advisers, Inc.
                       Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 14, 1997

   (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

         (a) Amended and Restated Distribution Agreement
                       Filing: Post-Effective Amendment No.10 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  December 22, 1995

    (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of Trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

                             Not Applicable

     (8)  copies of all custodian agreements and depository contracts under
          Section 17(f) of the Investment Company Act of 1940 (the "1940 Act"), with respect to securities and similar investments of the Registrant, including the schedule of renumeration;

          (a) Amended and Restated Custodian Agreement
                       Filing: Post-Effective Amendment No.13 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                             Filing Date:  April 12, 1996

          (b) Form of Custody Agreement between Registrant on behalf of Mutual Discovery Investments Fund and Mutual Shares Investments Fund, and the State Street Bank and Trust
                       Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 14, 1997

          (c) Form of Master Custody Agreement between the Registrant on behalf of Franklin Growth Investments Fund and the Bank Of New York
                       Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                       File No. 33-20313
                       Filing Date:  February 14, 1997

     (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

          (a) Form of Amended and Restated Business Management Agreement
                        Filing: Post-Effective Amendment No.12 to Registration Statement of Registrant on Form N-1A
                        File No. 33-20313
                        Filing Date:  February 16, 1996

           (b) Form of Fund Administration Agreement between Registrant and Templeton Funds Annuity Company
                        Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                        File No. 33-20313
                        Filing Date:  February 14, 1997

     (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

                       (a) Opinion of Counsel - filed with Rule 24f-2 Notice
                           on February 26, 1997

     (11) Copies of any other rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

            (a) Consent of Independent Auditors dated April 21, 1997.


     (12)  all financial statements omitted from Item 23;

                Not Applicable

     (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

               (a)   Letter concerning initial capital
                     Filing: Post-Effective Amendment No. 2 to Registration Statement of Registrant on Form N-1A
                     File No. 33-20313
                     Filing Date:  August 26, 1988


     (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

                       Not Applicable

     (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

               (a) Form of Distribution Plan between the Registrant on behalf Of Templeton Asset Allocation Fund, Templeton Bond Fund, Templeton Developing Markets Fund, Templeton International Fund, Templeton Stock Fund, Franklin Growth Investments Fund, Mutual Shares Investments Fund, Mutual Discovery Investments Fund And Franklin Templeton Distributors
                   Filing: Post-effective Amendment No. 14 To Registration Statement of Registrant on Form N-1A
                   File No. 33-20313
                   Filing Date:  February 14, 1997

     (16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

               (a) Previously filed with Post-Effective Amendment No. 9 to Registration Statement filed on April 27, 1995.

      (17) Power of Attorney

               (a) Power of Attorney from Officers and Directors of the
                   Registrant excecuted December 12, 1996.
                    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 14, 1997

Item 25  Persons Controlled by or under Common Control with Registrant


As of April 1, 1997, Phoenix Home Life Mutual Insurance Company, a Connecticut corporation ("Phoenix Home Life"), on its own behalf and on behalf of its Phoenix Variable Accumulation Account, owned of record 48.90% of the outstanding shares of Templeton Stock Fund, 25.72% of the outstanding shares of Templeton Asset Allocation Fund, 56.95% of the outstanding shares of Templeton Bond Fund, 100% of the outstanding shares of Templeton Money Market Fund and 15.43% of the outstanding shares of Templeton International Fund. As of April 1, 1997, The Travelers Insurance Company ("The Travelers"), on behalf of The Travelers Fund U for Variable Annuities, owned of record 51.07% of the outstanding shares of Templeton Stock Fund, 37.42% of the outstanding shares of Templeton Asset Allocation Fund, and 43.05% of the outstanding shares of Templeton Bond Fund. As of April 1, 1997, The Variable Life Insurance company ("VALIC"), a Texas Corporation, on behalf of The Variable Life Insurance Company Separate Account A, owned of record 36.80% of the outstanding shares of Templeton Asset Allocation Fund and 78.16% of Templeton International Fund. As of April 1, 1997, IDS/American Express ("IDS/AMEX"), a Minnesota Corporation, on behalf of the Flexible portfolio Annuity, owned 94.02% of the outstanding shares of the Templeton Developing Markets Fund. Phoenix Home Life, The Travelers VALIC and IDS/AMEX, the "Participating Insurance Companies") will vote shares in accordance with the voting instructions of holders of variable annuity contracts issued by the Participating Companies for which the Registrant serves as the investment vehicle.


Item 26  Number of Holders of Securities

                                          NUMBER OF RECORD HOLDERS
 TITLE OF CLASS                           AS OF April 1, 1997
  --------------                          --------------------

 Templeton Stock Fund                                3
 Templeton Bond Fund                                 2
 Templeton Asset Allocation Fund                     4
 Templeton Money Market Fund                         1
 Templeton International Fund                        7
 Templeton Developing Markets Fund                   3

Item 27 Indemnification

Reference is made to Article IV of the Registrant's Declaration of Trust, which is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding)is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

 Item 28  Business and Other Connections of Investment Adviser

         (a) The officers and directors of the Registrant's investment adviser also serve as officers and/or directors or trustees for (1) Franklin Resources, Inc. ("Resources"), the corporate parent of all the Registrant's Investment Managers, and/or (2) other investment companies in the Franklin Group of Funds.

         (b)      Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Resources, serves as adviser to all Funds in the Trust except the Templeton Developing Markets, Mutual Discovery Investments, Mutual Shares Investments, and Franklin Growth Investments Funds and in that capacity furnishes portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of TICI (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of TICI and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

          (c) Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore)Pte Ltd.

Templeton Asset Management ("Templeton Singapore"), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Fund. For information please see Part B and Schedules A and D of Form ADV of Templeton Singapore (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Templeton Singapore and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

          (d)      Franklin Mutual Advisers, Inc.

Franklin Mutual Advisers, Inc. ("Mutual Advisers"), a direct, wholly owned subsidiary of Resources, will serve as investment manager to the Mutual Discovery Investments Fund and the Mutual Series Investments Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

          (e) Franklin Advisers, Inc.

Franklin Advisers, Inc. ("Advisers"), a direct wholly owned subsidiary of Resources, will serve as Investment Manager to the Franklin Growth Investments Fund. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 29 Principal Underwriters

Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of the following investment companies:

AGE High Income Fund, Inc. Franklin Balance Sheet Investment Fund Franklin California Tax-Free Income Fund, Inc. Franklin California Tax-Free Trust Franklin Custodian Funds, Inc. Franklin Equity Fund Franklin Federal Money Fund Franklin Federal Tax-Free Income Fund Franklin Gold Fund Franklin Investors Securities Trust Franklin Managed Trust Franklin Money Fund Franklin Municipal Securities Trust Franklin New York Tax-Free Income Fund Franklin New York Tax-Free Trust Franklin Asset Allocation Fund Franklin Real Estate Securities Trust Franklin Strategic Series Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund
Franklin Tax-Advantaged U.S. Government Securities Fund
Franklin Tax Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Japan Fund
Franklin Templeton Money Fund Trust
Franklin Templeton Fund Allocator Series
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Real Estate Securities Fund
Templeton Smaller Companies Growth, Inc.

(b)  The directors and officers of FTD, located at 700 Central
     Avenue, P.O. Box 33030, St. Petersburg, Florida 33733, are as
     follows:
NAME                 POSITION WITH UNDERWRITER   POSITION WITH REGISTRANT

Charles B. Johnson   Chairman of the Board       Chairman, Trustee and     Vice
                                                 President
Gregory E. Johnson   President                   None
Rupert H. Johnson    Executive Vice President    Vice President
Harmon E. Burns      Executive Vice President    Vice President
                      and Director
Edward V. McVey      Senior Vice President       None
Kenneth A. Lewis     Treasurer                   None
William J. Lippman   Senior Vice President       None
Deborah R. Gatzek    Senior Vice President       Vice President
                      and Assistant Secretary
Richard C. Stoker    Senior Vice President       None
Daniel T. O'Lear     Senior Vice President       None
Charles E. Johnson   Senior Vice President       President
Loretta Fry          Vice President              None
James K. Blinn       Vice President              None
Richard O. Conboy    Vice President              None
James A. Escobedo    Vice President              None
Bert W. Feuss        Vice President              None
Robert N. Geppner    Vice President              None
Mike Hackett         Vice President              None
Peter Jones          Vice President              None
Philip J. Kearns     Vice President              None
Ken Leder            Vice President              None
Jack Lemein          Vice President              None
John R. McGee        Vice President              None
Harry G. Mumford     Vice President              None
Vivian J. Palmieri   Vice President              None
Kent P. Strazza      Vice President              None
Sarah Stypa          Vice President              None
Francie Arnone       Vice President              None
Alison Hawksley      Vice President              None
John R. Kay          Assistant Vice President    Vice President
Susan Thompson       Assistant Vice President    None
Virginia Marans      Assistant Vice President    None
Bernadette Marino    Assistant Vice President    None
  Howard
Andrea Dover         Assistant Vice President    None
Laura Komar          Assistant Vice President    None
Leslie M. Kratter    Secretary                   None
Karen DeBellis       Assistant Treasurer         Assistant Treasurer
Philip A. Scatena    Assistant Treasurer         None



(c)  Not Applicable (Information on unaffiliated underwriters).


Item 30 Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Templeton Funds Annuity Company, 700 Central Avenue, St. Petersburg, Florida 33733-3080.

Item 31 Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32 Undertakings

    (a) Not applicable

    (b) The Registrant hereby undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement for its new series, Mutual Discovery Investments Fund, Mutual Shares Investments Fund and Franklin Growth Investments Fund (all of which are effective May 1, 1997) under the Securities Act of 1933.

    (c) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of April, 1997.



                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

                             By: /s/Charles E. Johnson*
                          Charles E. Johnson, President

                            *By:/s/ Karen L. Skidmore
                                Karen L. Skidmore
                               as attorney-in-fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Charles E. Johnson*             Principal Executive Officer and Trustee
Charles E. Johnson              Dated:  April 30,1997

Fred R. Millsaps*               Trustee
Fred R. Millsaps                Dated: April 30, 1997

Edith E. Holiday*               Trustee
Edith E. Holiday                Dated: April 30, 1997

Betty P. Krahmer*               Trustee
Betty P. Krahmer                Dated: April 30, 1997

Charles B. Johnson*             Trustee
Charles B. Johnson              Dated: April 30, 1997

Harris J. Aston*                Trustee
Harris J. Ashton                Dated: April 30, 1997

S. Joseph Fortunato*            Trustee
S. Joseph Fortunato             Dated: April 30, 1997

Andrew H. Hines, Jr.*           Trustee
Andrew H. Hines, Jr.            Dated: April 30, 1997

Gordon S. Macklin*              Trustee
Gordon S. Macklin               Dated: April 30, 1997

Nicholas F. Brady*              Trustee
Nicholas F. Brady               Dated: April 30, 1997

James R. Baio*                  Trustee
James R. Baio                   Dated: April 30, 1997


*By
       /s/Karen L. Skidmore, Attorney-in-Fact
       (Pursuant to Powers of Attorney listed in item 17)







                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX


EXHIBIT NO.   DESCRIPTION                                             LOCATION

EX-99.B1      Declaration of Trust                                         *

EX-99.B2      By-Laws                                                      *

EX-99.B5(a)   Amended and Restated Investment Management Agreement
              for Templeton Money Market Fund and Templeton Bond Fund      *

EX-99.B5(b)   Form of Investment Management Agreement for Templeton
              Developing Markets Fund                                      *

EX-99.B5(c)   Form of Investment Management Agreement between
              Registrant on behalf of the Templeton Asset Allocation
              Fund and Templeton Investment Counsel, Inc.                  *

EX-99.B5(d)   Form of Investment Management Agreement between
              Registrant on behalf of the Templeton Stock Fund and
              Templeton Investment Counsel, Inc.                           *

EX-99.B5(e)   Form of Investment Management Agreement between Registrant on behalf of the Templeton International Fund and
              Templeton Investment Counsel, Inc.                           *

EX-99.B5(f)   Form of Investment Management Agreement between Registrant on behalf of Franklin Growth Investments Fund and
              Franklin Advisers, Inc.                                      *

EX-99.B5(g)   Form of Investment Management Agreement between Registrant on behalf of the Mutual Discovery Investments Fund
              and Franklin Mutual Advisers, Inc.                           *

EX-99.B5(h)   Form of Investment Management Agreement between Registrant on behalf of the Mutual Shares Investments Fund and
              Franklin Mutual Advisers, Inc.                               *

EX-99.B8(a)   Amended and Restated Custodian Agreement                     *

EX-99.B8(b)   Form of Custody Agreement between Registrant on behalf of
              Mutual Discovery Investments Fund and Mutual Shares
              Investments Fund and the State Street Bank and Trust         *

EX-99.B8(c)   Form of Master Custody Agreement between the Registrant
              on behalf Franklin Growth Investments Fund and the
              Bank of New York                                             *

EX-99.B9(a)   Form of Amended and Restated Business Management Agreement   *

EX-99.B9(b)   Form of Fund Administration Agreement between Registrant     *
              and Templeton Funds Annuity Company

EX-99.B10(a)  Opinion of Counsel                                           *

EX-99.B11(a)  Consent of Independent Auditors dated April 21, 1997      Attached

EX-99.B13(a)  Letter concerning initial capital                            *

EX-99.B15(a)  Form of Distribution Plan between the Registrant on behalf of Templeton Asset Allocation Fund
              Templeton Bond Fund, Templeton Developing
              Markets Fund, Templeton International Fund,
              Templeton Stock Fund, Franklin Growth
              Investments Fund, Mutual Shares Investments Fund,
              Mutual Discovery Investments Fund and Franklin
              Templeton Distributors                                       *

EX-99.B16(a)  Scheduled for computation of each performance quotation      *

EX-99.B17(a)  Power of Attorney from Officers and Directors
              of the Registrant executed December 12, 1996                 *

*Incorporated by Reference